Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments
June 30, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.1%
	Airlines — 1.5%
73,350	Delta Air Lines, Inc.	$4,162,613
	Automobiles — 2.0%
433,350	Ford Motor Co.	4,433,171
32,750	General Motors Co.	1,261,857
		5,695,028
	Banks — 9.7%
23,850	BankUnited, Inc.	804,698
100,050	Citigroup, Inc.	7,006,501
46,200	Fifth Third Bancorp	1,288,980
104,850	FNB Corp.	1,234,085
68,900	JPMorgan Chase & Co.	7,703,020
31,450	PacWest Bancorp	1,221,203
36,550	PNC Financial Services Group, Inc. (The)	5,017,584
25,550	Popular, Inc.	1,385,832
58,300	Sterling Bancorp	1,240,624
		26,902,527
	Biotechnology — 4.1%
44,650	AbbVie, Inc.	3,246,948
23,150	Alexion Pharmaceuticals, Inc.(a)	3,032,187
17,850	Biogen, Inc.(a)	4,174,579
15,000	Gilead Sciences, Inc.	1,013,400
		11,467,114
	Building Products — 1.6%
109,100	Johnson Controls International PLC	4,506,921
	Capital Markets — 3.4%
8,500	Ameriprise Financial, Inc.	1,233,860
60,800	Invesco, Ltd.	1,243,968
34,950	Legg Mason, Inc.	1,337,886
18,100	LPL Financial Holdings, Inc.	1,476,417
37,050	T Rowe Price Group, Inc.	4,064,755
		9,356,886
	Chemicals — 1.5%
47,300	LyondellBasell Industries NV, Class A	4,073,949
	Communications Equipment — 1.3%
68,800	Cisco Systems, Inc.	3,765,424
	Consumer Finance — 3.3%
39,450	Ally Financial, Inc.	1,222,555
48,950	Discover Financial Services	3,798,031
90,800	Navient Corp.	1,239,420
37,700	OneMain Holdings, Inc.	1,274,637
65,550	Santander Consumer USA Holdings, Inc.	1,570,578
		9,105,221
	Containers & Packaging — 1.5%
71,718	Ardagh Group SA	1,255,065
5,450	Berry Global Group, Inc.(a)	286,615
21,300	Crown Holdings, Inc.(a)	1,301,430
40,350	Silgan Holdings, Inc.	1,234,710
		4,077,820
	Diversified Telecommunication Services — 4.8%
148,100	AT&T, Inc.	4,962,831
145,950	Verizon Communications, Inc.	8,338,123
		13,300,954

Shares		Fair Value
COMMON STOCKS — (continued)
	Electric Utilities — 4.5%
97,700	Exelon Corp.	$4,683,738
28,050	FirstEnergy Corp.	1,200,821
48,050	PPL Corp.	1,490,031
91,500	Southern Co. (The)	5,058,120
		12,432,710
	Electrical Equipment — 1.0%
32,350	Eaton Corp. PLC	2,694,108
	Equity Real Estate Investment Trusts (REITS) — 5.0%
18,950	EPR Properties	1,413,481
49,100	Hospitality Properties Trust	1,227,500
67,450	Medical Properties Trust, Inc.	1,176,328
39,850	Omega Healthcare Investors, Inc.	1,464,487
47,350	Outfront Media, Inc.	1,221,157
43,750	STORE Capital Corp.	1,452,063
155,000	VEREIT, Inc.	1,396,550
54,900	Welltower, Inc.	4,475,997
		13,827,563
	Food Products — 4.1%
81,850	General Mills, Inc.	4,298,762
14,300	Hershey Co. (The)	1,916,629
48,450	Pilgrim’s Pride Corp.(a)	1,230,145
48,900	Tyson Foods, Inc., Class A	3,948,186
		11,393,722
	Health Care Providers & Services — 4.9%
17,050	Anthem, Inc.	4,811,681
29,000	Cigna Corp.	4,568,950
31,400	HCA Healthcare, Inc.	4,244,338
		13,624,969
	Hotels, Restaurants & Leisure — 1.8%
45,900	Starbucks Corp.	3,847,797
28,150	Wyndham Destinations, Inc.	1,235,785
		5,083,582
	Household Durables — 0.8%
350	NVR, Inc.(a)	1,179,587
37,500	PulteGroup, Inc.	1,185,750
		2,365,337
	Household Products — 1.8%
15,050	Kimberly-Clark Corp.	2,005,864
28,400	Procter & Gamble Co. (The)	3,114,060
		5,119,924
	Independent Power and Renewable Electricity Producers — 0.5%
84,700	AES Corp.	1,419,572
	Insurance — 6.0%
56,200	AXA Equitable Holdings, Inc.	1,174,580
20,400	Mercury General Corp.	1,275,000
90,800	MetLife, Inc.	4,510,036
13,600	Principal Financial Group, Inc.	787,712
41,050	Progressive Corp. (The)	3,281,127
44,250	Prudential Financial, Inc.	4,469,250
8,450	Travelers Cos., Inc. (The)	1,263,444
		16,761,149

See accompanying Notes to the Schedules of Portfolio Investments.

0

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	IT Services — 1.5%
400	DXC Technology Co.	$22,060
34,250	Fidelity National Information Services, Inc.	4,201,790
		4,223,850
	Machinery — 4.2%
16,850	AGCO Corp.	1,307,055
25,650	Cummins, Inc.	4,394,871
14,000	Ingersoll-Rand PLC	1,773,380
15,400	Oshkosh Corp.	1,285,746
21,600	PACCAR, Inc.	1,547,856
25,200	Timken Co. (The)	1,293,768
		11,602,676
	Media — 3.7%
138,800	Comcast Corp., Class A	5,868,464
49,450	Discovery, Inc., Class A(a)	1,518,115
56,650	Discovery, Inc., Class C(a)	1,611,693
55,750	Interpublic Group of Cos., Inc. (The)	1,259,393
		10,257,665
	Metals & Mining — 0.5%
14,550	Reliance Steel & Aluminum Co.	1,376,721
	Mortgage Real Estate Investment Trusts (REITS) — 0.5%
60,750	Starwood Property Trust, Inc.	1,380,240
	Multiline Retail — 2.4%
53,750	Target Corp.	4,655,287
17,750	Walmart, Inc.	1,961,197
		6,616,484
	Multi-Utilities — 1.5%
46,950	Consolidated Edison, Inc.	4,116,576
	Oil, Gas & Consumable Fuels — 8.2%
70,000	Chevron Corp.	8,710,800
83,050	ConocoPhillips	5,066,050
229,950	Kinder Morgan, Inc.	4,801,356
44,550	Phillips 66	4,167,207
		22,745,413
	Pharmaceuticals — 1.9%
9,500	Jazz Pharmaceuticals PLC(a)	1,354,320
48,350	Merck & Co., Inc.	4,054,147
		5,408,467
	Professional Services — 0.5%
13,400	ManpowerGroup, Inc.	1,294,440

Shares		Fair Value
COMMON STOCKS — (continued)
	Road & Rail — 0.7%
11,350	Union Pacific Corp.	$1,919,399
	Semiconductors & Semiconductor Equipment — 4.2%
13,200	Broadcom, Inc.	3,799,752
20,850	Lam Research Corp.	3,916,464
39,450	NXP Semiconductors NV	3,850,715
		11,566,931
	Software — 1.1%
54,250	Oracle Corp.	3,090,623
	Specialty Retail — 1.2%
2,700	AutoZone, Inc.(a)	2,968,569
10,250	Dick’s Sporting Goods, Inc.	354,957
		3,323,526
	Technology Hardware, Storage & Peripherals — 0.9%
120,550	HP, Inc.	2,506,235
	Textiles, Apparel & Luxury Goods — 0.5%
12,400	Ralph Lauren Corp.	1,408,516
	Trading Companies & Distributors — 0.5%
32,950	HD Supply Holdings, Inc.(a)	1,327,226
	Total Common Stocks (Cost $255,743,249)	275,302,081

MONEY MARKET FUND — 0.9%
2,489,491	Federated Treasury Obligations Fund, Institutional Shares, 2.23%(b)	2,489,491
	Total Money Market Fund (Cost $2,489,491)	2,489,491
Total Investments — 100.0% (Cost $258,232,740)		277,791,572
Net Other Assets (Liabilities) — 0.0%		34,291
NET ASSETS — 100.0%		$277,825,863

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

Continued

1

Sterling Capital Mid Value Fund

Schedule of Portfolio Investments
June 30, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.4%
	Auto Components — 3.5%
637,511	Gentex Corp.	$15,689,146
	Capital Markets — 9.3%
171,232	Affiliated Managers Group, Inc.	15,777,316
306,180	E*TRADE Financial Corp.	13,655,628
112,965	T. Rowe Price Group, Inc.	12,393,390
		41,826,334
	Chemicals — 4.8%
604,635	Axalta Coating Systems, Ltd.(a)	17,999,984
534,323	Rayonier Advanced Materials, Inc.	3,467,756
		21,467,740
	Commercial Services & Supplies — 1.1%
841,170	Civeo Corp.(a)	1,446,812
68,630	Stericycle, Inc.(a)	3,277,083
		4,723,895
	Construction & Engineering — 2.9%
60,162	Arcosa, Inc.	2,263,896
130,185	Jacobs Engineering Group, Inc.	10,986,312
		13,250,208
	Consumer Finance — 5.6%
1,160,499	SLM Corp.	11,280,050
409,080	Synchrony Financial	14,182,804
		25,462,854
	Containers & Packaging — 3.5%
261,459	Crown Holdings, Inc.(a)	15,975,145
	Diversified Financial Services — 4.5%
1,058,344	Jefferies Financial Group, Inc.	20,351,955
	Diversified Telecommunication Services — 2.3%
866,783	CenturyLink, Inc.	10,193,368
	Electrical Equipment — 3.4%
316,555	Sensata Technologies Holding PLC(a)	15,511,195
	Electronic Equipment, Instruments & Components — 1.8%
447,350	Knowles Corp.(a)	8,190,979
	Health Care Equipment & Supplies — 3.3%
128,020	Zimmer Biomet Holdings, Inc.	15,073,075
	Health Care Providers & Services — 6.0%
89,905	Laboratory Corp. of America Holdings(a)	15,544,575
86,250	McKesson Corp.	11,591,137
		27,135,712
	Hotels, Restaurants & Leisure — 3.4%
516,651	Extended Stay America, Inc.	8,726,235
390,438	Stars Group, Inc. (The)(a)	6,664,777
		15,391,012
	Household Products — 2.9%
247,166	Spectrum Brands Holdings, Inc.	13,290,116

Shares		Fair Value
COMMON STOCKS — (continued)
	Insurance — 7.6%
61,028	Enstar Group, Ltd.(a)	$10,635,960
172,565	Lincoln National Corp.	11,121,814
11,495	Markel Corp.(a)	12,524,952
		34,282,726
	Internet & Direct Marketing Retail — 3.6%
414,430	eBay, Inc.	16,369,985
	IT Services — 3.1%
115,289	Fidelity National Information Services, Inc.	14,143,654
	Machinery — 2.0%
426,794	Trinity Industries, Inc.	8,855,975
	Media — 4.5%
211,765	CBS Corp., Class B	10,567,073
696,500	News Corp., Class B	9,723,140
		20,290,213
	Oil, Gas & Consumable Fuels — 1.3%
1,867,605	Southwestern Energy Co.(a)	5,901,632
	Pharmaceuticals — 1.7%
245,581	Prestige Consumer Healthcare, Inc.(a)	7,780,006
	Real Estate Management & Development — 4.7%
335,930	CBRE Group, Inc., Class A(a)	17,233,209
539,015	Realogy Holdings Corp.	3,902,469
		21,135,678
	Specialty Retail — 3.8%
198,319	CarMax, Inc.(a)	17,220,039
	Technology Hardware, Storage & Peripherals — 4.1%
595,176	NCR Corp.(a)	18,509,974
	Trading Companies & Distributors — 2.7%
298,242	Air Lease Corp.	12,329,324
	Total Common Stocks (Cost $364,752,090)	440,351,940

MONEY MARKET FUND — 1.1%
4,840,465	Federated Treasury Obligations Fund, Institutional Shares, 2.23%(b)	4,840,465
	Total Money Market Fund (Cost $4,840,465)	4,840,465
Total Investments — 98.5% (Cost $369,592,555)		445,192,405
Net Other Assets (Liabilities) — 1.5%		6,765,158
NET ASSETS — 100.0%		$451,957,563

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

2

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.3%
	Aerospace & Defense — 0.4%
18,784	Aerojet Rocketdyne Holdings, Inc.(a)	$840,960
	Air Freight & Logistics — 0.4%
20,699	Atlas Air Worldwide Holdings, Inc.(a)	924,003
	Airlines — 1.1%
10,633	Alaska Air Group, Inc.	679,555
9,015	Copa Holdings SA, Class A	879,594
39,682	JetBlue Airways Corp.(a)	733,720
		2,292,869
	Auto Components — 0.4%
42,928	Dana, Inc.	855,984
	Banks — 15.5%
39,515	Associated Banc-Corp.	835,347
31,374	Bank OZK	944,044
8,970	Banner Corp.	485,726
47,219	Cadence BanCorp.	982,155
38,007	Cathay General Bancorp	1,364,831
16,312	CIT Group, Inc.	857,032
22,338	Community Trust Bancorp, Inc.	944,674
43,194	Customers Bancorp, Inc.(a)	907,074
32,733	Enterprise Financial Services Corp.	1,361,693
28,856	Financial Institutions, Inc.	841,152
149,562	First BanCorp	1,651,164
27,513	First Bancorp	1,002,023
19,703	First Financial Corp.	791,272
68,033	FNB Corp.	800,748
27,065	Franklin Financial Network, Inc.	754,031
16,041	Great Southern Bancorp, Inc.	960,054
35,290	Great Western Bancorp, Inc.	1,260,559
36,748	Hancock Whitney Corp.	1,472,125
82,941	Hope Bancorp, Inc.	1,142,927
22,902	IBERIABANK Corp.	1,737,117
24,943	Independent Bank Corp.	543,508
71,254	OFG Bancorp	1,693,708
33,493	Peapack Gladstone Financial Corp.	941,823
21,489	Popular, Inc.	1,165,563
15,572	Preferred Bank	735,777
32,223	RBB Bancorp	623,193
27,780	Sandy Spring Bancorp, Inc.	968,966
6,374	Signature Bank	770,234
34,682	Simmons First National Corp., Class A	806,703
37,316	Sterling Bancorp.	794,084
21,266	Synovus Financial Corp.	744,310
8,514	TriState Capital Holdings, Inc.(a)	181,689
28,840	Zions Bancorp NA	1,326,063
		32,391,369
	Biotechnology — 0.2%
6,246	United Therapeutics Corp.(a)	487,563
	Building Products — 0.5%
54,141	Quanex Building Products Corp.	1,022,723
	Chemicals — 0.1%
37,965	Rayonier Advanced Materials, Inc.	246,393
	Commercial Services & Supplies — 1.1%
35,605	ABM Industries, Inc.	1,424,200
40,412	Ennis, Inc.	829,254
		2,253,454

Shares		Fair Value
COMMON STOCKS — (continued)
	Communications Equipment — 1.1%
61,308	ADTRAN, Inc.	$934,947
34,167	CommScope Holding Co., Inc.(a)	537,447
19,879	EchoStar Corp., Class A(a)	881,037
		2,353,431
	Construction & Engineering — 1.2%
13,092	Comfort Systems USA, Inc.	667,561
99,175	Great Lakes Dredge & Dock Corp.(a)	1,094,892
15,612	MasTec, Inc.(a)	804,486
		2,566,939
	Consumer Finance — 2.4%
58,517	Navient Corp.	798,757
24,777	Nelnet, Inc., Class A	1,467,294
25,589	OneMain Holdings, Inc.	865,164
25,190	Regional Management Corp.(a)	664,260
51,028	Santander Consumer USA Holdings, Inc.	1,222,631
		5,018,106
	Containers & Packaging — 1.0%
13,593	Berry Global Group, Inc.(a)	714,856
37,278	Owens-Illinois, Inc.	643,791
12,216	Sonoco Products Co.	798,193
		2,156,840
	Distributors — 0.7%
34,057	Core-Mark Holding Co., Inc.	1,352,744
	Diversified Consumer Services — 0.5%
36,732	K12, Inc.(a)	1,117,020
	Electric Utilities — 4.6%
20,185	ALLETE, Inc.	1,679,594
21,612	El Paso Electric Co.	1,413,425
19,621	IDACORP, Inc.	1,970,537
22,247	OGE Energy Corp.	946,832
15,185	Pinnacle West Capital Corp.	1,428,757
40,603	Portland General Electric Co.	2,199,465
		9,638,610
	Electrical Equipment — 0.9%
38,837	Atkore International Group, Inc.(a)	1,004,713
3,419	Encore Wire Corp.	200,285
9,343	Regal Beloit Corp.	763,417
		1,968,415
	Electronic Equipment, Instruments & Components — 4.0%
51,288	AVX Corp.	851,381
105,451	Daktronics, Inc.	650,633
26,308	Fabrinet(a)	1,306,718
20,455	Insight Enterprises, Inc.(a)	1,190,481
49,519	KEMET Corp.	931,452
24,230	PC Connection, Inc.	847,565
15,986	Tech Data Corp.(a)	1,672,136
78,917	TTM Technologies, Inc.(a)	804,953
		8,255,319
	Energy Equipment & Services — 1.1%
84,913	Helix Energy Solutions Group, Inc.(a)	732,799
39,940	Matrix Service Co.(a)	809,184
35,715	ProPetro Holding Corp.(a)	739,301
		2,281,284

See accompanying Notes to the Schedules of Portfolio Investments.

3

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Equity Real Estate Investment Trusts (REITS) — 6.9%
50,454	Brixmor Property Group, Inc.	$902,118
426,821	CBL & Associates Properties, Inc.	443,894
38,304	Columbia Property Trust, Inc.	794,425
51,983	DiamondRock Hospitality Co.	537,504
4,334	Getty Realty Corp.	133,314
30,411	Hospitality Properties Trust	760,275
50,679	Industrial Logistics Properties Trust	1,055,137
50,861	Kimco Realty Corp.	939,911
6,925	LTC Properties, Inc.	316,196
70,386	Medical Properties Trust, Inc.	1,227,532
31,291	Park Hotels & Resorts, Inc.	862,380
54,174	Piedmont Office Realty Trust, Inc., Class A	1,079,688
24,442	Rexford Industrial Realty, Inc.	986,724
73,988	Sabra Health Care REIT, Inc.	1,456,824
8,316	SL Green Realty Corp.	668,357
15,637	Spirit Realty Capital, Inc.	667,074
17,428	Terreno Realty Corp.	854,669
34,646	VICI Properties, Inc.	763,598
		14,449,620
	Food & Staples Retailing — 0.4%
19,431	Performance Food Group Co.(a)	777,823
15,314	United Natural Foods, Inc.(a)	137,367
		915,190
	Food Products — 0.8%
8,501	Post Holdings, Inc.(a)	883,849
15,881	TreeHouse Foods, Inc.(a)	859,162
		1,743,011
	Gas Utilities — 0.5%
15,751	National Fuel Gas Co.	830,865
2,770	Spire, Inc.	232,458
		1,063,323
	Health Care Equipment & Supplies — 0.2%
14,983	Lantheus Holdings, Inc.(a)	424,019
	Health Care Providers & Services — 2.2%
18,457	Encompass Health Corp.	1,169,436
14,597	Ensign Group, Inc. (The)	830,861
50,539	Patterson Cos., Inc.	1,157,343
21,314	Premier, Inc., Class A(a)	833,591
29,907	Tenet Healthcare Corp.(a)	617,879
		4,609,110
	Hotels, Restaurants & Leisure — 0.5%
30,712	SeaWorld Entertainment, Inc.(a)	952,072
	Household Durables — 0.3%
59,621	Turtle Beach Corp.(a)	689,219
	Independent Power and Renewable Electricity Producers — 0.7%
87,889	AES Corp.	1,473,020
	Insurance — 5.0%
46,613	Ambac Financial Group, Inc.(a)	785,429
58,428	American Equity Investment Life Holding Co.	1,586,904
22,618	Assured Guaranty, Ltd.	951,765
17,001	Athene Holding, Ltd., Class A(a)	732,063
86,045	CNO Financial Group, Inc.	1,435,231
25,398	Employers Holdings, Inc.	1,073,573

Shares		Fair Value
COMMON STOCKS — (continued)
	Insurance — (continued)
296,221	Genworth Financial, Inc., Class A(a)	$1,098,980
35,459	Old Republic International Corp.	793,572
8,494	Reinsurance Group of America, Inc.	1,325,319
20,427	Unum Group	685,326
		10,468,162
	Interactive Media & Services — 0.3%
155,009	Meet Group, Inc. (The)(a)	539,431
	IT Services — 1.2%
112,627	Endurance International Group Holdings, Inc.(a)	540,610
43,061	NIC, Inc.	690,698
33,840	Perficient, Inc.(a)	1,161,389
		2,392,697
	Leisure Products — 0.3%
65,112	American Outdoor Brands Corp.(a)	586,659
	Machinery — 2.1%
10,939	AGCO Corp.	848,538
19,062	Allison Transmission Holdings, Inc.	883,524
23,175	Global Brass & Copper Holdings, Inc.	1,013,443
22,944	Mueller Industries, Inc.	671,571
34,335	TriMas Corp.(a)	1,063,355
		4,480,431
	Marine — 0.5%
27,823	Matson, Inc.	1,080,924
	Media — 0.8%
32,465	Sinclair Broadcast Group, Inc., Class A.	1,741,098
	Metals & Mining — 1.8%
18,611	Materion Corp.	1,262,012
8,333	Reliance Steel & Aluminum Co.	788,468
95,294	SunCoke Energy, Inc.(a)	846,211
35,372	Warrior Met Coal, Inc.	923,917
		3,820,608
	Mortgage Real Estate Investment Trusts (REITS) — 5.5%
198,537	Anworth Mortgage Asset Corp.	752,455
75,656	Arbor Realty Trust, Inc.	916,951
53,857	Ares Commercial Real Estate Corp.	800,315
48,136	Cherry Hill Mortgage Investment Corp.	770,176
45,236	Chimera Investment Corp.	853,603
11,940	Dynex Capital, Inc.	199,995
41,204	Great Ajax Corp.	576,856
70,926	Ladder Capital Corp.	1,178,081
102,913	MFA Financial, Inc.	738,915
87,665	New Residential Investment Corp.	1,349,164
158,351	New York Mortgage Trust, Inc.	981,776
54,635	PennyMac Mortgage Investment Trust	1,192,682
67,500	Redwood Trust, Inc.	1,115,775
		11,426,744
	Multi-Utilities — 1.7%
21,896	Black Hills Corp.	1,711,610
26,701	NorthWestern Corp.	1,926,477
		3,638,087
	Oil, Gas & Consumable Fuels — 3.3%
13,987	Arch Coal, Inc., Class A	1,317,715

Continued

4

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
June 30, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Oil, Gas & Consumable Fuels — (continued)
19,898	CVR Energy, Inc.	$994,701
283,899	Denbury Resources, Inc.(a)	352,035
23,156	HollyFrontier Corp.	1,071,660
49,553	Par Pacific Holdings, Inc.(a)	1,016,828
25,812	PBF Energy, Inc., Class A	807,916
38,459	Renewable Energy Group, Inc.(a)	609,960
148,334	W&T Offshore, Inc.(a)	735,737
		6,906,552
	Paper & Forest Products — 1.7%
23,085	Domtar Corp.	1,027,975
55,193	Louisiana-Pacific Corp.	1,447,160
54,123	Verso Corp., Class A(a)	1,031,043
		3,506,178
	Pharmaceuticals — 1.0%
52,337	Innoviva, Inc.(a)	762,027
5,467	Jazz Pharmaceuticals PLC(a)	779,376
52,917	Mallinckrodt PLC(a)	485,778
		2,027,181
	Professional Services — 2.1%
12,222	Barrett Business Services, Inc.	1,009,537
19,587	FTI Consulting, Inc.(a)	1,642,174
30,384	Heidrick & Struggles International, Inc.	910,608
22,541	Kforce, Inc.	790,964
		4,353,283
	Road & Rail — 1.1%
28,482	ArcBest Corp.	800,629
8,896	Genesee & Wyoming, Inc., Class A(a)	889,600
26,771	Universal Logistics Holdings, Inc.	601,544
		2,291,773
	Semiconductors & Semiconductor Equipment — 2.9%
107,207	Amkor Technology, Inc.(a)	799,764
29,997	Cirrus Logic, Inc.(a)	1,310,869
23,417	Nanometrics, Inc.(a)	812,804
48,276	ON Semiconductor Corp.(a)	975,658
108,009	Rambus, Inc.(a)	1,300,428
39,606	Xperi Corp.	815,488
		6,015,011
	Specialty Retail — 7.4%
59,358	Abercrombie & Fitch Co., Class A.	952,102
38,667	American Eagle Outfitters, Inc.	653,472
81,543	Bed Bath & Beyond, Inc.	947,530
30,796	Buckle, Inc. (The)	533,079
41,334	Designer Brands, Inc., Class A.	792,373
22,812	Dick’s Sporting Goods, Inc.	789,980
13,611	Foot Locker, Inc.	570,573
21,856	Genesco, Inc.(a)	924,290
4,815	Group 1 Automotive, Inc.	394,300
36,771	Haverty Furniture Cos., Inc.	626,210
43,710	Hibbett Sports, Inc.(a)	795,522
41,249	MarineMax, Inc.(a)	678,134
14,354	Murphy USA, Inc.(a)	1,206,167
374,154	Office Depot, Inc.	770,757
61,505	Rent-A-Center, Inc.(a)	1,637,878
55,844	Sally Beauty Holdings, Inc.(a)	744,959

Shares		Fair Value
COMMON STOCKS — (continued)
	Specialty Retail — (continued)
28,140	Shoe Carnival, Inc.	$776,664
12,539	Williams-Sonoma, Inc.	815,035
33,299	Zumiez, Inc.(a)	869,104
		15,478,129
	Technology Hardware, Storage & Peripherals — 0.9%
90,708	Immersion Corp.(a)	690,288
31,621	Xerox Corp.	1,119,700
		1,809,988
	Textiles, Apparel & Luxury Goods — 1.3%
10,922	Deckers Outdoor Corp.(a)	1,921,944
64,018	Vera Bradley, Inc.(a)	768,216
		2,690,160
	Thrifts & Mortgage Finance — 6.0%
15,235	Dime Community Bancshares, Inc.	289,313
29,631	Essent Group, Ltd.(a)	1,392,361
38,028	Flagstar Bancorp, Inc.	1,260,248
32,431	Merchants Bancorp	552,300
170,146	MGIC Investment Corp.(a)	2,235,718
63,509	Oritani Financial Corp.	1,126,650
40,350	PennyMac Financial Services, Inc.	894,963
91,304	Radian Group, Inc.	2,086,296
129,469	TrustCo Bank Corp.	1,025,394
47,535	Washington Federal, Inc.	1,660,398
		12,523,641
	Trading Companies & Distributors — 0.4%
40,836	Titan Machinery, Inc.(a)	840,405
	Transportation Infrastructure — 0.3%
17,565	Macquarie Infrastructure Corp.	712,085
	Total Common Stocks (Cost $192,323,119)	203,671,837

EXCHANGE TRADED FUND — 1.5%
26,149	iShares Russell 2000 Value ETF	3,150,955
	Total Exchange Traded Fund (Cost $3,141,136)	3,150,955

MONEY MARKET FUND — 0.9%
1,987,901	Federated Treasury Obligations Fund, Institutional Shares, 2.23%(b)	1,987,901
	Total Money Market Fund (Cost $1,987,901)	1,987,901
Total Investments — 99.7% (Cost $197,452,156)		208,810,693
Net Other Assets (Liabilities) — 0.3%		579,885
NET ASSETS — 100.0%		$209,390,578

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

Continued

5

Sterling Capital Special Opportunities Fund

Schedule of Portfolio Investments
June 30, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.7%
	Air Freight & Logistics — 2.5%
163,700	FedEx Corp.	$26,877,903
	Airlines — 3.4%
566,900	Alaska Air Group, Inc.	36,230,579
	Auto Components — 3.3%
442,000	Aptiv PLC	35,726,860
	Biotechnology — 3.5%
546,000	Gilead Sciences, Inc.	36,887,760
	Capital Markets — 0.9%
249,500	Charles Schwab Corp. (The)	10,027,405
	Chemicals — 2.1%
322,892	Albemarle Corp.	22,734,826
	Communications Equipment — 6.4%
1,246,000	Cisco Systems, Inc.	68,193,580
	Consumer Finance — 4.2%
488,296	Capital One Financial Corp.	44,307,979
	Entertainment — 3.1%
710,000	Activision Blizzard, Inc.	33,512,000
	Equity Real Estate Investment Trusts (REITS) — 1.2%
163,800	Ryman Hospitality Properties, Inc.	13,282,542
	Health Care Equipment & Supplies — 7.2%
304,200	Danaher Corp.	43,476,264
701,000	Hologic, Inc.(a)	33,662,020
		77,138,284
	Health Care Providers & Services — 6.6%
308,400	HCA Healthcare, Inc.	41,686,428
117,000	UnitedHealth Group, Inc.	28,549,170
		70,235,598
	Health Care Technology — 3.4%
493,603	Cerner Corp.	36,181,100
	Hotels, Restaurants & Leisure — 4.7%
940,000	Norwegian Cruise Line Holdings, Ltd.(a)	50,412,200
	Household Durables — 3.0%
651,000	Lennar Corp., Class A	31,547,460
	Interactive Media & Services — 5.8%
57,400	Alphabet, Inc., Class C(a)	62,044,234
	IT Services — 3.8%
506,800	Akamai Technologies, Inc.(a)	40,614,952

Shares		Fair Value
COMMON STOCKS — (continued)
	Media — 12.3%
718,500	CBS Corp., Class B	$35,853,150
1,330,000	Comcast Corp., Class A	56,232,400
1,393,500	Discovery, Inc., Class C(a)	39,645,075
		131,730,625
	Pharmaceuticals — 2.8%
651,500	Bristol-Myers Squibb Co.	29,545,525
	Professional Services — 3.7%
270,700	Verisk Analytics, Inc.	39,646,722
	Real Estate Management & Development — 3.2%
655,000	CBRE Group, Inc., Class A(a)	33,601,500
	Semiconductors & Semiconductor Equipment — 3.9%
421,400	NXP Semiconductors NV	41,132,854
	Software — 7.7%
453,000	CDK Global, Inc.	22,396,320
224,500	Check Point Software Technologies, Ltd.(a)	25,954,445
129,000	Intuit, Inc.	33,711,570
		82,062,335
	Total Common Stocks(Cost $692,394,094)	1,053,674,823

MONEY MARKET FUND — 0.2%
2,240,636	Federated Treasury Obligations Fund, Institutional Shares, 2.23%(b)	2,240,636
	Total Money Market Fund (Cost $2,240,636)	2,240,636

Total Investments — 98.9% (Cost $694,634,730)		1,055,915,459
Net Other Assets (Liabilities) — 1.1%		12,025,072
NET ASSETS — 100.0%.		$1,067,940,531

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

6

Sterling Capital Equity Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 96.3%
	Air Freight & Logistics — 2.7%
465,900	United Parcel Service, Inc., Class B	$48,113,493
	Airlines — 3.1%
968,000	Delta Air Lines, Inc.	54,934,000
	Automobiles — 3.4%
1,562,500	General Motors Co.	60,203,125
	Banks — 2.2%
834,000	Wells Fargo & Co.	39,464,880
	Beverages — 3.7%
505,900	PepsiCo, Inc.	66,338,667
	Biotechnology — 2.8%
696,500	AbbVie, Inc.	50,649,480
	Capital Markets — 3.7%
907,000	Morgan Stanley	39,735,670
270,000	Nasdaq, Inc.	25,965,900
		65,701,570
	Consumer Finance — 4.6%
1,045,300	Discover Financial Services	81,104,827
	Diversified Telecommunication Services — 3.8%
1,170,000	Verizon Communications, Inc.	66,842,100
	Equity Real Estate Investment Trusts (REITS) — 3.8%
517,000	Crown Castle International Corp.	67,390,950
	Health Care Equipment & Supplies — 7.8%
910,441	Abbott Laboratories	76,568,088
634,900	Medtronic PLC	61,832,911
		138,400,999
	Health Care Providers & Services — 5.0%
141,800	Anthem, Inc.	40,017,378
882,000	CVS Health Corp.	48,060,180
		88,077,558
	Hotels, Restaurants & Leisure — 6.2%
1,084,737	Carnival Corp.	50,494,507
715,400	Starbucks Corp.	59,971,982
		110,466,489
	Industrial Conglomerates — 3.7%
381,000	Honeywell International, Inc.	66,518,790
	Insurance — 1.8%
218,000	Chubb, Ltd.	32,109,220

Shares		Fair Value
COMMON STOCKS — (continued)
	IT Services — 4.2%
400,500	Accenture PLC, Class A	$74,000,385
	Oil, Gas & Consumable Fuels — 7.8%
1,476,000	Enbridge, Inc.	53,254,080
656,000	Occidental Petroleum Corp.	32,983,680
553,987	Phillips 66	51,819,944
		138,057,704
	Pharmaceuticals — 7.7%
325,200	Johnson & Johnson	45,293,856
763,800	Merck & Co., Inc.	64,044,630
619,500	Pfizer, Inc.	26,836,740
		136,175,226
	Semiconductors & Semiconductor Equipment — 9.3%
655,000	Analog Devices, Inc.	73,929,850
1,027,000	Maxim Integrated Products, Inc.	61,435,140
384,700	QUALCOMM, Inc.	29,264,129
		164,629,119
	Software — 5.1%
672,000	Microsoft Corp.	90,021,120
	Specialty Retail — 3.9%
335,800	Home Depot, Inc. (The)	69,836,326
	Total Common Stocks (Cost $1,192,991,003)	1,709,036,028

MONEY MARKET FUND — 3.1%
54,818,200	Federated Treasury Obligations Fund, Institutional Shares, 2.23%(a)	54,818,200
	Total Money Market Fund (Cost $54,818,200)	54,818,200
Total Investments — 99.4%(Cost $1,247,809,203)		1,763,854,228
Net Other Assets (Liabilities) — 0.6%		11,518,266
NET ASSETS — 100.0%.		$1,775,372,494

(a)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

7

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 96.9%
	Australia — 8.4%
49,450	AGL Energy, Ltd.	$695,438
540,650	AusNet Services	712,504
55,175	Australia & New Zealand Banking Group, Ltd.	1,095,188
22,875	Commonwealth Bank of Australia	1,331,063
87,375	Fortescue Metals Group, Ltd.	555,669
9,275	Macquarie Group, Ltd.	818,112
234,425	Stockland, REIT	687,345
308,225	Vicinity Centres, REIT	530,675
		6,425,994
	Austria — 1.8%
15,075	OMV AG	734,826
28,675	Raiffeisen Bank International AG	673,308
		1,408,134
	Belgium — 2.9%
5,400	Anheuser-Busch InBev SA/NV	477,848
7,525	KBC Group NV	493,831
14,425	Telenet Group Holding NV	803,798
5,525	UCB SA	458,518
		2,233,995
	Denmark — 1.0%
5,925	Carlsberg A/S, Class B	786,231
	France — 12.0%
5,275	Atos SE.	440,711
20,950	BNP Paribas SA	993,141
7,175	Capgemini SE	892,090
6,075	Cie Generale des Etablissements Michelin SCA	768,132
29,975	CNP Assurances	680,384
75	Covivio, REIT	7,847
63,275	Credit Agricole SA	755,043
7,250	Eiffage SA	716,514
27,375	Eutelsat Communications SA	511,258
625	Faurecia	28,989
20,450	Klepierre SA, REIT	685,134
34,375	Peugeot SA	846,054
9,725	Publicis Groupe SA	513,294
24,850	TOTAL SA	1,393,931
		9,232,522
	Germany — 5.7%
5,000	Allianz SE	1,205,881
4,825	Bayer AG	334,663
52,800	Deutsche Telekom AG	914,742
9,125	HeidelbergCement AG	738,444
8,175	Henkel AG & Co. KGaA	751,342
3,775	HOCHTIEF AG	459,716
		4,404,788
	Hong Kong — 3.0%
16,825	CK Hutchison Holdings, Ltd.	165,958
461,275	HKT Trust & HKT, Ltd.	732,234
19,300	Jardine Strategic Holdings, Ltd.	736,435
337,575	NWS Holdings, Ltd.	694,314
		2,328,941
	Israel — 0.0%
50	Check Point Software Technologies, Ltd.(a)	5,781

Shares		Fair Value
COMMON STOCKS — (continued)
	Italy — 4.2%
46,275	Assicurazioni Generali SpA	$871,246
28,550	Atlantia SPA	744,480
74,175	Mediobanca Banca di Credito Finanziario SpA	764,878
146,250	Snam SpA.	727,568
279,575	Telecom Italia SpA/Milano	144,961
		3,253,133
	Japan — 21.3%
10,300	Alfresa Holdings Corp.	254,730
17,100	Asahi Group Holdings, Ltd.	769,820
59,700	Astellas Pharma, Inc.	850,771
3,900	Central Japan Railway Co.	781,981
16,900	FUJIFILM Holdings Corp.	858,010
24,200	Hitachi, Ltd.	890,384
48,700	ITOCHU Corp.	932,947
35,100	Japan Tobacco, Inc.	773,733
36,600	KDDI Corp.	931,349
32,500	Medipal Holdings Corp.	718,852
5,800	Mitsubishi Corp.	153,267
16,500	Mitsubishi Heavy Industries, Ltd.	719,599
53,900	Mitsui & Co., Ltd.	879,804
5,600	Nexon Co., Ltd.(a)	81,814
20,200	Nippon Telegraph & Telephone Corp.	941,112
104,400	Oji Holdings Corp.	604,748
53,700	ORIX Corp.	802,541
12,400	Shionogi & Co., Ltd.	716,507
50,600	Sumitomo Corp.	768,517
22,500	Taiheiyo Cement Corp.	683,116
23,600	Toyota Motor Corp.	1,464,707
23,100	Toyota Tsusho Corp.	701,705
3,700	Yokohama Rubber Co., Ltd. (The)	68,124
		16,348,138
	Netherlands — 4.9%
83,625	Aegon NV	415,403
14,425	Coca-Cola European Partners PLC	815,013
35,700	Koninklijke Ahold Delhaize NV	801,454
8,875	NXP Semiconductors NV	866,289
12,600	Randstad NV	691,523
3,150	Unilever NV	191,388
		3,781,070
	Norway — 1.0%
40,475	DNB ASA	754,197
	Singapore — 2.4%
519,600	Genting Singapore, Ltd.	353,513
29,100	Jardine Cycle & Carriage, Ltd.	779,803
627,300	Yangzijiang Shipbuilding Holdings, Ltd.	710,712
		1,844,028
	Spain — 3.3%
18,350	ACS Actividades de Construccion y Servicios SA.	734,165
24,075	Enagas SA	642,479
31,100	Endesa SA	799,910
22,202	Repsol SA	348,413
		2,524,967
	Sweden — 2.9%
30,150	Electrolux AB, Series B	772,851
24,975	Essity AB, Class B	768,316

See accompanying Notes to the Schedules of Portfolio Investments.

8

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)
June 30, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Sweden — (continued)
76,125	Skandinaviska Enskilda Banken AB, Class A	$704,835
		2,246,002
	Switzerland — 7.2%
12,325	Adecco Group AG	740,700
8,450	Dufry AG	716,077
4,675	Novartis AG	426,789
6,475	Roche Holding AG	1,820,691
200	Swisscom AG	100,458
67,200	UBS Group AG	798,689
2,725	Zurich Insurance Group AG	948,162
		5,551,566
	United Kingdom — 14.9%
34,400	Anglo American PLC	982,757
103,700	Barratt Developments PLC	754,627
15,850	Berkeley Group Holdings PLC	751,189
43,150	BHP Group PLC	1,103,538
5,600	British American Tobacco PLC	195,530
91,025	Evraz PLC	770,743
63,675	GlaxoSmithKline PLC	1,276,360
243,875	Legal & General Group PLC	835,522
133,675	Marks & Spencer Group PLC	357,411
31,001	Micro Focus International PLC	815,329
18,050	Rio Tinto PLC	1,117,174
31,300	Royal Dutch Shell PLC, Class A	1,021,560
50,175	SSE PLC	715,164
81,275	Tate & Lyle PLC	761,916
		11,458,820
	Total Common Stocks (Cost $71,146,250)	74,588,307

PREFERRED STOCKS — 0.9%
	Germany — 0.9%
10,900	Porsche Automobil Holding SE	706,151
	Total Preferred Stocks (Cost $696,487)	706,151

EXCHANGE TRADED FUNDS — 0.4%
	United States — 0.4%
5,000	iShares MSCI EAFE ETF	328,650
	Total Exchange Traded Funds (Cost $316,534)	328,650

RIGHTS — 0.1%
	Spain — 0.1%
18,350	ACS Actividades de Construccion y Servicios SA(a)	28,795
22,202	Repsol SA(a)	12,315
		41,110

	Total Rights (Cost $42,823)	41,110

Shares		Fair Value
MONEY MARKET FUND — 0.6%
	United States — 0.6%
469,986	Federated Treasury Obligations Fund, Institutional Shares, 2.23%(b)	$469,986

	Total Money Market Fund (Cost $469,986)	469,986
Total Investments — 98.9% (Cost $72,672,080)		76,134,204
Net Other Assets (Liabilities) — 1.1%		810,400
NET ASSETS — 100.0%		$76,944,604

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

Industry	Percentage of net assets
Auto Components	1.1%
Automobiles	3.9%
Banks	9.8%
Beverages	3.7%
Capital Markets	2.1%
Construction & Engineering	2.5%
Construction Materials	1.8%
Distributors	1.0%
Diversified Financial Services	1.0%
Diversified Telecommunication Services	3.7%
Electric Utilities	2.9%
Electronic Equipment, Instruments & Components	1.2%
Entertainment	0.1%
Equity Real Estate Investment Trusts (REITS)	2.5%
Food & Staples Retailing	1.0%
Food Products	1.0%
Health Care Providers & Services	1.3%
Hotels, Restaurants & Leisure	0.5%
Household Durables	3.0%
Household Products	2.0%
Industrial Conglomerates	2.1%
Insurance	6.4%
IT Services	1.7%
Machinery	1.9%
Media	2.4%
Metals & Mining	5.9%
Money Market Fund	1.0%
Multiline Retail	0.5%
Multi-Utilities	0.9%
Oil, Gas & Consumable Fuels	6.3%
Paper & Forest Products	0.8%
Personal Products	0.2%
Pharmaceuticals	7.6%
Professional Services	1.9%
Road & Rail	1.0%
Semiconductors & Semiconductor Equipment	1.1%
Software	1.1%
Specialty Retail	0.9%
Technology Hardware, Storage & Peripherals	1.1%
Tobacco	1.3%
Trading Companies & Distributors	4.5%
Transportation Infrastructure	1.0%
Wireless Telecommunication Services	1.2%
98.9%

Continued

9

Sterling Capital SMID Opportunities Fund

Schedule of Portfolio Investments
June 30, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.1%
	Aerospace & Defense — 1.1%
1,332	Hexcel Corp.	$107,732
	Airlines — 4.0%
5,885	Alaska Air Group, Inc.	376,110
	Auto Components — 4.4%
2,583	Aptiv PLC	208,784
8,186	Gentex Corp.	201,457
		410,241
	Banks — 6.9%
12,249	Towne Bank	334,153
6,576	Webster Financial Corp.	314,135
		648,288
	Commercial Services & Supplies — 3.9%
3,850	Waste Connections, Inc.	367,983
	Containers & Packaging — 3.8%
5,150	Ball Corp.	360,449
	Diversified Consumer Services — 2.4%
4,292	ServiceMaster Global Holdings, Inc.(a)	223,570
	Electronic Equipment, Instruments & Components — 3.5%
1,900	Rogers Corp.(a)	327,902
	Entertainment — 2.4%
2,000	Take-Two Interactive Software, Inc.(a)	227,060
	Health Care Equipment & Supplies — 3.5%
1,000	Teleflex, Inc.	331,150
	Health Care Providers & Services — 10.1%
6,883	Centene Corp.(a)	360,944
6,547	Premier, Inc., Class A(a)	256,053
2,556	Universal Health Services, Inc., Class B	333,277
		950,274
	Hotels, Restaurants & Leisure — 8.4%
11,810	Aramark	425,868
6,781	Norwegian Cruise Line Holdings, Ltd.(a)	363,665
		789,533
	Household Durables — 2.9%
82	NVR, Inc.(a)	276,361

Shares		Fair Value
COMMON STOCKS — (continued)
	IT Services — 22.3%
5,700	Amdocs, Ltd.	$353,913
3,375	Black Knight, Inc.(a)	203,006
4,800	Fiserv, Inc.(a)	437,568
12,276	Genpact, Ltd.	467,593
4,000	Global Payments, Inc.	640,520
		2,102,600
	Oil, Gas & Consumable Fuels — 1.6%
29,497	Encana Corp.	151,320
	Real Estate Management & Development — 4.0%
3,879	FirstService Corp.	372,074
	Road & Rail — 4.4%
3,400	Kansas City Southern	414,188
	Software — 3.8%
7,234	CDK Global, Inc.	357,649
	Specialty Retail — 4.7%
5,120	CarMax, Inc.(a)	444,570
	Total Common Stocks (Cost $7,089,149)	9,239,054

MONEY MARKET FUND — 1.8%
170,000	Federated Treasury Obligations Fund, Institutional Shares, 2.23%(b)	170,000
	Total Money Market Fund (Cost $170,000)	170,000
Total Investments — 99.9% (Cost $7,259,149)		9,409,054
Net Other Assets (Liabilities) — 0.1%		7,921
NET ASSETS — 100.0%		$9,416,975

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

10

Sterling Capital Stratton Mid Cap Value Fund

Schedule of Portfolio Investments
June 30, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 96.2%
	Auto Components — 1.4%
16,540	Magna International, Inc.	$822,038
	Banks — 7.4%
18,700	East West Bancorp, Inc.	874,599
10,100	First Republic Bank/CA	986,265
67,700	Huntington Bancshares, Inc.	935,614
47,700	KeyCorp	846,675
12,100	Wintrust Financial Corp.	885,236
		4,528,389
	Capital Markets — 1.7%
7,200	Ameriprise Financial, Inc.	1,045,152
	Chemicals — 1.6%
13,900	Westlake Chemical Corp.	965,494
	Construction & Engineering — 2.0%
23,800	MasTec, Inc.(a)	1,226,414
	Containers & Packaging — 5.3%
14,700	Avery Dennison Corp.	1,700,496
29,100	Berry Global Group, Inc.(a)	1,530,369
		3,230,865
	Electronic Equipment, Instruments &
	Components — 3.9%
10,500	Arrow Electronics, Inc.(a)	748,335
14,900	CDW Corp.	1,653,900
		2,402,235
	Entertainment — 3.0%
17,500	Activision Blizzard, Inc.	826,000
8,800	Take-Two Interactive Software, Inc.(a)	999,064
		1,825,064
	Equity Real Estate Investment Trusts (REITS) — 13.5%
17,200	CyrusOne, Inc.	992,784
8,100	Digital Realty Trust, Inc.	954,099
13,900	EastGroup Properties, Inc.	1,612,122
21,500	Highwoods Properties, Inc.	887,950
30,000	Hudson Pacific Properties, Inc.	998,100
14,900	Mid-America Apartment Communities, Inc.	1,754,624
12,200	Ryman Hospitality Properties, Inc.	989,298
		8,188,977
	Food & Staples Retailing — 5.1%
6,900	Casey’s General Stores, Inc.	1,076,331
26,600	Performance Food Group Co.(a)	1,064,798
26,500	U.S. Foods Holding Corp.(a)	947,640
		3,088,769
	Food Products — 2.2%
21,300	Lamb Weston Holdings, Inc.	1,349,568
	Gas Utilities — 5.1%
20,000	Southwest Gas Holdings, Inc.	1,792,400
24,900	UGI Corp.	1,329,909
		3,122,309
	Health Care Equipment & Supplies — 3.4%
3,400	Becton Dickinson & Co.	856,834
10,400	Zimmer Biomet Holdings, Inc.	1,224,496
		2,081,330

Shares		Fair Value
COMMON STOCKS — (continued)
	Hotels, Restaurants & Leisure — 1.7%
8,500	Royal Caribbean Cruises, Ltd.	$1,030,285
	Household Durables — 1.9%
35,700	PulteGroup, Inc.	1,128,834
	Industrial Conglomerates — 1.7%
7,400	Carlisle Cos., Inc.	1,039,034
	Insurance — 7.8%
12,300	American Financial Group, Inc.	1,260,381
22,300	First American Financial Corp.	1,197,510
10,500	Hanover Insurance Group, Inc. (The)	1,347,150
10,700	Torchmark Corp.	957,222
		4,762,263
	IT Services — 5.3%
6,800	CACI International, Inc., Class A(a)	1,391,212
20,400	Fiserv, Inc.(a)	1,859,664
		3,250,876
	Life Sciences Tools & Services — 7.2%
10,300	ICON Plc(a)	1,585,891
5,710	Medpace Holdings, Inc.(a)	373,548
14,300	PerkinElmer, Inc.	1,377,662
3,500	Thermo Fisher Scientific, Inc.	1,027,880
		4,364,981
	Machinery — 2.0%
14,300	Oshkosh Corp.	1,193,907
	Oil, Gas & Consumable Fuels — 6.6%
46,700	Cabot Oil & Gas Corp.	1,072,232
90,800	Callon Petroleum Co.(a)	598,372
29,400	Devon Energy Corp.	838,488
16,300	Phillips 66	1,524,702
		4,033,794
	Semiconductors & Semiconductor Equipment — 1.2%
9,400	Skyworks Solutions, Inc.	726,338
	Software — 1.5%
10,200	PTC, Inc.(a)	915,552
	Trading Companies & Distributors — 3.7%
35,300	HD Supply Holdings, Inc.(a)	1,421,884
6,100	United Rentals, Inc.(a)	809,043
		2,230,927
	Total Common Stocks (Cost $37,363,008)	58,553,395

See accompanying Notes to the Schedules of Portfolio Investments.

11

Sterling Capital Stratton Mid Cap Value Fund

Schedule of Portfolio Investments — (continued)
June 30, 2019 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 3.8%
2,269,530	Federated Treasury Obligations Fund, Institutional Shares, 2.23%(b)	$2,269,530
	Total Money Market Fund (Cost $2,269,530)	2,269,530
Total Investments — 100.0% (Cost $39,632,538)		60,822,925
Net Other Assets (Liabilities) — 0.0%		28,746
NET ASSETS — 100.0%		$60,851,671

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

Continued

12

Sterling Capital Stratton Real Estate Fund

Schedule of Portfolio Investments
June 30, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.8%
	Diversified — 4.4%
85,000	Essential Properties Realty Trust, Inc.	$1,703,400
53,000	Liberty Property Trust	2,652,120
		4,355,520
	Health Care — 10.7%
62,500	Healthcare Trust of America, Inc., Class A	1,714,375
111,000	Medical Properties Trust, Inc.	1,935,840
53,000	Ventas, Inc.	3,622,550
41,000	Welltower, Inc.	3,342,730
		10,615,495
	Hotel & Resort — 5.9%
140,000	DiamondRock Hospitality Co.	1,447,600
8,500	Marriott International, Inc., Class A	1,192,465
40,000	MGM Growth Properties, LLC, Class A	1,226,000
25,000	Ryman Hospitality Properties, Inc.	2,027,250
		5,893,315
	Industrial — 6.7%
68,000	Americold Realty Trust	2,204,560
16,300	EastGroup Properties, Inc.	1,890,474
68,000	First Industrial Realty Trust, Inc.	2,498,320
		6,593,354
	Office — 8.1%
20,000	Alexandria Real Estate Equities, Inc.	2,821,800
37,500	Cousins Properties, Inc.	1,356,375
37,000	Highwoods Properties, Inc.	1,528,100
70,000	Hudson Pacific Properties, Inc.	2,328,900
		8,035,175
	Residential — 17.6%
36,000	American Campus Communities, Inc.	1,661,760
85,000	American Homes 4 Rent, Class A	2,066,350
45,822	Apartment Investment & Management Co., Class A	2,296,599
18,400	Equity LifeStyle Properties, Inc.	2,232,656
12,000	Essex Property Trust, Inc.	3,503,160
22,000	Mid-America Apartment Communities, Inc.	2,590,720
68,000	UDR, Inc.	3,052,520
		17,403,765

Shares		Fair Value
COMMON STOCKS — (continued)
	Retail — 13.9%
49,500	Acadia Realty Trust	$1,354,815
15,700	Federal Realty Investment Trust	2,021,532
37,000	National Retail Properties, Inc.	1,961,370
77,000	Retail Opportunity Investments Corp.	1,319,010
123,000	Retail Properties of America, Inc., Class A	1,446,480
35,557	Simon Property Group, Inc.	5,680,586
		13,783,793
	Specialized — 31.5%
19,500	American Tower Corp.	3,986,775
46,700	Crown Castle International Corp.	6,087,345
68,000	CubeSmart	2,273,920
30,000	CyrusOne, Inc.	1,731,600
30,000	Digital Realty Trust, Inc.	3,533,700
23,000	EPR Properties	1,715,570
9,700	Equinix, Inc.	4,891,613
19,500	Life Storage, Inc.	1,854,060
40,000	PotlatchDeltic Corp.	1,559,200
16,000	SBA Communications Corp.(a)	3,597,440
		31,231,223
	Total Common Stocks (Cost $60,933,970)	97,911,640

MONEY MARKET FUND — 0.9%
846,980	Federated Treasury Obligations Fund, Institutional Shares, 2.23%(b)	846,980
	Total Money Market Fund (Cost $846,980)	846,980
Total Investments — 99.7% (Cost $61,780,950)		98,758,620
Net Other Assets (Liabilities) — 0.3%		297,178
NET ASSETS — 100.0%		$99,055,798

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

13

Sterling Capital Stratton Small Cap Value Fund

Schedule of Portfolio Investments
June 30, 2019 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.3%
	Aerospace & Defense — 2.8%
299,625	Moog, Inc., Class A	$28,047,896
	Airlines — 2.3%
1,212,300	JetBlue Airways Corp.(a)	22,415,427
	Banks — 18.3%
392,840	Chemical Financial Corp.	16,149,652
356,550	Community Bank System, Inc.	23,475,252
713,650	First Midwest Bancorp, Inc.	14,608,415
447,130	Glacier Bancorp, Inc.	18,131,121
222,750	IBERIABANK Corp.	16,895,587
141,200	Signature Bank	17,062,608
45,500	SVB Financial Group(a)	10,218,845
715,191	Umpqua Holdings Corp.	11,865,019
351,750	United Bankshares, Inc.	13,046,408
411,000	Webster Financial Corp.	19,633,470
300,000	Wintrust Financial Corp.	21,948,000
		183,034,377
	Capital Markets — 1.0%
105,700	Affiliated Managers Group, Inc.	9,739,198
	Chemicals — 2.0%
632,947	PolyOne Corp.	19,868,206
	Communications Equipment — 1.3%
500,000	NetScout Systems, Inc.(a)	12,695,000
	Construction & Engineering — 2.9%
566,550	MasTec, Inc.(a)	29,194,322
	Electric Utilities — 5.8%
448,131	El Paso Electric Co.	29,307,767
527,150	Portland General Electric Co.	28,555,716
		57,863,483
	Electrical Equipment — 2.2%
313,450	EnerSys	21,471,325
	Electronic Equipment, Instruments & Components — 3.5%
258,100	Anixter International, Inc.(a)	15,411,151
325,808	Belden, Inc.	19,408,383
		34,819,534
	Entertainment — 1.1%
100,410	Take-Two Interactive Software, Inc.(a)	11,399,547
	Equity Real Estate Investment Trusts (REITS) — 14.3%
495,200	American Campus Communities, Inc.	22,858,432
715,813	First Industrial Realty Trust, Inc.	26,298,970
472,064	Highwoods Properties, Inc.	19,496,243
1,181,600	Medical Properties Trust, Inc.	20,607,104
1,270,000	Retail Properties of America, Inc.	14,935,200
318,800	Ryman Hospitality Properties, Inc.	25,851,492
158,300	SL Green Realty Corp.	12,722,571
		142,770,012
	Food & Staples Retailing — 6.0%
199,800	Casey’s General Stores, Inc.	31,166,802
720,000	Performance Food Group Co.(a)	28,821,600
		59,988,402

Shares		Fair Value
COMMON STOCKS — (continued)
	Food Products — 1.8%
325,000	TreeHouse Foods, Inc.(a)	$17,582,500
	Gas Utilities — 3.0%
338,260	Southwest Gas Holdings, Inc.	30,314,861
	Health Care Equipment & Supplies — 2.8%
221,673	West Pharmaceutical Services, Inc.	27,742,376
	Health Care Providers & Services — 1.7%
351,788	BioTelemetry, Inc.(a)	16,938,592
	Insurance — 5.8%
216,400	Hanover Insurance Group, Inc. (The)	27,764,120
404,550	Selective Insurance Group, Inc.	30,296,750
		58,060,870
	IT Services — 3.2%
157,700	CACI International, Inc., Class A(a)	32,263,843
	Machinery — 5.3%
312,500	Crane Co.	26,075,000
323,700	Oshkosh Corp.	27,025,713
		53,100,713
	Oil, Gas & Consumable Fuels — 2.1%
1,915,500	Callon Petroleum Co.(a)	12,623,145
817,400	Carrizo Oil & Gas, Inc.(a)	8,190,348
		20,813,493
	Semiconductors & Semiconductor Equipment — 3.5%
990,707	ON Semiconductor Corp.(a)	20,022,188
216,844	Qorvo, Inc.(a)	14,443,979
		34,466,167
	Software — 1.9%
209,830	PTC, Inc.(a)	18,834,341
	Thrifts & Mortgage Finance — 1.2%
697,021	Northwest Bancshares, Inc.	12,274,540
	Trading Companies & Distributors — 1.5%
111,941	United Rentals, Inc.(a)	14,846,735
	Total Common Stocks (Cost $473,601,489)	970,545,760

MONEY MARKET FUND — 2.6%
25,844,760	Federated Treasury Obligations Fund, Institutional Shares, 2.23%(b)	25,844,760
	Total Money Market Fund (Cost $25,844,760)	25,844,760
Total Investments — 99.9% (Cost $499,446,249)		996,390,520
Net Other Assets (Liabilities) — 0.1%		1,374,024
NET ASSETS — 100.0%		$997,764,544

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

14

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments
June 30, 2019 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 19.6%
$152,283	Ally Auto Receivables Trust, Series 2016-2, Class A4, 1.600%, 1/15/21	$152,032
135,000	Ally Auto Receivables Trust, Series 2016-2, Class B, 2.150%, 4/15/21	134,871
1,079	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class C, 2.510%, 1/8/21	1,079
170,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class B, 2.360%, 12/19/22	170,177
181,000	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class B, 2.240%, 6/19/23	180,905
425,000	ARI Fleet Lease Trust, Series 2019-A, Class A2A, 2.410%, 11/15/27(a)	425,733
265,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A, Class A, 2.500%, 7/20/21(a)	265,239
450,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2016-1A, Class A, 2.990%, 6/20/22(a)	454,783
90,878	Capital Auto Receivables Asset Trust, Series 2017-1, Class A3, 2.020%, 8/20/21(a)	90,699
355,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class B, 2.430%, 5/20/22(a)	356,189
285,000	CarMax Auto Owner Trust, Series 2015-3, Class B, 2.280%, 4/15/21	284,742
163,218	Chesapeake Funding II, LLC, Series 2017-2A, Class A1, 1.990%, 5/15/29(a)	162,824
401,606	Chesapeake Funding II, LLC, Series 2017-4A, Class A1, 2.120%, 11/15/29(a)	400,416
39,599	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.017%, 6/25/37	40,265
108,324	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 3.829%, (LIBOR USD 1-Month plus 1.43%), 3/25/35(b)	108,741
302,808	Countrywide Asset-Backed Certificates, Series 2006-3, Class 2A3, 2.694%, (LIBOR USD 1-Month plus 0.29%), 6/25/36(b)	302,207
388,944	Enterprise Fleet Financing, LLC, Series 2016-1, Class A3, 2.080%, 9/20/21(a)	388,749
274,942	Fifth Third Auto Trust 2017-1, Series 2017-1, Class A3, 1.800%, 2/15/22	274,283
216,193	Ford Credit Auto Owner Trust, Series 2016-A, Class A4, 1.600%, 6/15/21	215,687
450,000	Hertz Fleet Lease Funding L.P., Series 2019-1, Class A2, 2.700%, 1/10/33(a)	452,966
29,671	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1, 2.834%, (LIBOR USD 1-Month plus 0.43%), 12/25/35(b)	29,676
289,861	New Century Home Equity Loan Trust, Series 2005-3, Class M3, 3.169%, (LIBOR USD 1-Month plus 0.77%), 7/25/35(b)	290,686
169,803	Santander Drive Auto Receivables Trust, Series 2018-2, Class A3, 2.750%, 9/15/21	169,833
245,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class B, 3.210%, 9/15/23	249,016
126,207	Saxon Asset Securities Trust, Series 2006-2, Class A3C, 2.554%, (LIBOR USD 1-Month plus 0.15%), 9/25/36(b)	125,553
72,703	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 3.254%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	72,656
93,247	Wheels SPV 2, LLC, Series 2017-1A, Class A2, 1.880%, 4/20/26(a)	92,997
455,138	Wheels SPV 2, LLC, Series 2018-1A, Class A2, 3.060%, 4/20/27(a)	457,598

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$125,000	World Omni Auto Receivables Trust, Series 2015-B, Class B, 2.150%, 8/15/22	$124,839
	Total Asset Backed Securities (Cost $6,434,058)	6,475,441

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
27,324	Fannie Mae, Series 2011-141, Class EA, 1.750%, 7/25/21	27,275
62,816	Fannie Mae, Series 2011-55, Class AC, 3.000%, 7/25/25	62,737
42,317	Freddie Mac, Series -3805, Class EK, 4.000%, 6/15/40	42,654
196,309	Galton Funding Mortgage Trust, Series 2018-2, Class A41, 4.500%, 10/25/58(a)(c)	201,174
374,943	Galton Funding Mortgage Trust, Series 2019-1, Class A41, 4.500%, 2/25/59(a)(c)	384,779
89,578	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	88,951
	Total Collateralized Mortgage Obligations (Cost $801,365)	807,570

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.9%
141,451	COMM 2015-CCRE22 Mortgage Trust, Series 2015-CR22, Class A2, 2.856%, 3/10/48	141,451
399,642	DBUBS 2011-LC2 Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(a)	413,098
394,130	Ginnie Mae, Series 2011-27, Class C, 3.582%, 11/16/40(c)	397,100
5,170	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A2, 2.872%, 7/15/47	5,164
4,697	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3, 3.998%, 3/15/44(a)	4,721
	Total Commercial Mortgage-Backed Securities (Cost $967,966)	961,534

CORPORATE BONDS — 73.6%
	Aerospace & Defense — 1.8%
267,000	General Dynamics Corp., 2.825%, (LIBOR USD 3-Month plus 0.29%), 5/11/20(b)	267,610
325,000	L3 Technologies, Inc., 4.950%, 2/15/21	335,825
		603,435
	Automobiles — 2.4%
84,000	American Honda Finance Corp., MTN, 2.868%, (LIBOR USD 3-Month plus 0.34%), 2/14/20(b)	84,156
142,000	Daimler Finance North America, LLC, 2.250%, 7/31/19(a)	141,940
200,000	Ford Motor Credit Co., LLC, 1.897%, 8/12/19	199,809
189,000	Hyundai Capital America, 3.229%, (LIBOR USD 3-Month plus 0.94%), 7/8/21(a)(b)	189,193
189,000	Nissan Motor Acceptance Corp., 2.930%, (LIBOR USD 3-Month plus 0.52%), 3/15/21(a)(b)	188,502
		803,600

See accompanying Notes to the Schedules of Portfolio Investments.

15

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Banks — 15.7%
$228,000	Associated Banc-Corp., 2.750%, 11/15/19	$228,053
228,000	Bank of America Corp., 2.250%, 4/21/20	227,962
189,000	Bank of Montreal, MTN, 3.036%, (LIBOR USD 3-Month plus 0.60%), 12/12/19(b)	189,467
210,000	Bank of Nova Scotia (The), BKNT, 3.032%, (LIBOR USD 3-Month plus 0.44%), 4/20/21(b)	210,886
247,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 2.300%, 3/5/20(a)	246,821
228,000	Barclays Bank PLC, GMTN, 3.115%, (LIBOR USD 3-Month plus 0.55%), 8/7/19(b)	228,059
189,000	Canadian Imperial Bank of Commerce, 2.891%, (LIBOR USD 3-Month plus 0.32%), 2/2/21(b)	189,285
100,000	Capital One NA, BKNT, 2.350%, 1/31/20	99,951
306,000	Citigroup, Inc., 3.710%, (LIBOR USD 3-Month plus 1.38%), 3/30/21(b)	310,959
380,000	Citizens Bank NA / Providence RI, BKNT, 2.200%, 5/26/20	379,350
250,000	Compass Bank, BKNT, 2.750%, 9/29/19	249,978
250,000	DBS Group Holdings, Ltd., 2.943%, (LIBOR USD 3-Month plus 0.49%), 6/8/20(a)(b)	250,147
250,000	DNB Bank ASA, 2.690%, (LIBOR USD 3-Month plus 0.37%), 10/2/20(a)(b)	250,390
228,000	ING Bank NV, 2.500%, 10/1/19(a)	228,045
150,000	JPMorgan Chase & Co., 2.750%, 6/23/20	150,594
150,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(a)	160,168
300,000	Manufacturers & Traders Trust Co., BKNT, 2.250%, 7/25/19	299,976
310,000	Nordea Bank Abp, 1.625%, 9/30/19(a)	309,268
250,000	Sumitomo Mitsui Banking Corp., 2.938%, (LIBOR USD 3-Month plus 0.35%), 1/17/20(b)	250,332
208,000	SunTrust Bank/Atlanta GA, BKNT, 3.113%, (LIBOR USD 3-Month plus 0.53%), 1/31/20(b)	208,372
300,000	Svenska Handelsbanken AB, 2.813%, (LIBOR USD 3-Month plus 0.36%), 9/8/20(b)	300,635
228,000	Toronto-Dominion Bank (The), MTN, 2.731%, (LIBOR USD 3-Month plus 0.28%), 6/11/20(b)	228,429
		5,197,127
	Beverages — 1.4%
298,000	Anheuser-Busch InBev Finance, Inc., 2.650%, 2/1/21	299,553
150,000	Constellation Brands, Inc., 3.218%, (LIBOR USD 3-Month plus 0.7%), 11/15/21(b)	150,075
		449,628
	Biotechnology — 0.5%
150,000	Allergan Funding SCS, 3.000%, 3/12/20	150,440
	Capital Goods — 0.6%
189,000	Caterpillar Financial Services Corp., MTN, 2.640%, (LIBOR USD 3-Month plus 0.23%), 3/15/21(b)	188,939
	Chemicals — 2.0%
150,000	DowDuPont, Inc., 3.228%, (LIBOR USD 3-Month plus 0.71%), 11/15/20(b)	150,968
291,000	INVISTA Finance, LLC, 4.250%, 10/15/19(a)	292,660

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Chemicals — (continued)
$228,000	Sherwin-Williams Co. (The), 2.250%, 5/15/20	$227,589
		671,217
	Communications Equipment — 2.2%
287,000	CenturyLink, Inc., Series Q, 6.150%, 9/15/19	288,291
150,000	CommScope, Inc., 5.000%, 6/15/21(a)	149,625
306,000	Verizon Communications, Inc., 3.073%, (LIBOR USD 3-Month plus 0.55%), 5/22/20(b)	307,164
		745,080
	Construction Materials — 2.3%
537,000	Martin Marietta Materials, Inc., 2.887%, (LIBOR USD 3-Month plus 0.5%), 12/20/19(b)	536,992
240,000	Vulcan Materials Co., 3.170%, (LIBOR USD 3-Month plus 0.65%), 3/1/21(b)	240,182
		777,174
	Diversified Financial Services — 4.6%
150,000	Ally Financial, Inc., 3.750%, 11/18/19	150,300
150,000	Export-Import Bank of Korea, 2.375%, 8/12/19	149,981
189,000	Federation des Caisses Desjardins du Quebec, 2.250%, 10/30/20(a)	189,041
306,000	Goldman Sachs Group, Inc. (The), 2.550%, 10/23/19	306,113
248,000	KKR Group Finance Co., LLC, 6.375%, 9/29/20(a)	259,565
325,000	Park Aerospace Holdings, Ltd., 3.625%, 3/15/21(a)	327,860
130,000	TD Ameritrade Holding Corp., 3.009%, (LIBOR USD 3-Month plus 0.43%), 11/1/21(b)	130,211
		1,513,071
	Diversified Telecommunication Services — 1.1%
140,625	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 9/20/21(a)	140,662
228,000	Telefonica Emisiones SA, 5.134%, 4/27/20	232,660
		373,322
	Electric Utilities — 3.0%
228,000	Dominion Energy, Inc., 2.579%, 7/1/20	227,672
50,000	Duke Energy Florida, LLC, 2.100%, 12/15/19	49,917
306,000	Exelon Generation Co., LLC, 2.950%, 1/15/20	306,341
162,000	Mississippi Power Co., 2.961%, (LIBOR USD 3-Month plus 0.65%), 3/27/20(b)	162,040
250,000	Pennsylvania Electric Co., 5.200%, 4/1/20	254,378
		1,000,348
	Electrical Equipment — 3.2%
339,000	iStar, Inc., 6.500%, 7/1/21	344,933
150,000	Keysight Technologies, Inc., 3.300%, 10/30/19	150,167
400,000	SBA Tower Trust, 2.898%, 10/15/19(a)	399,995
150,000	Textron, Inc., 3.095%, (LIBOR USD 3-Month plus 0.55%), 11/10/20(b)	149,939
		1,045,034
	Energy — 1.5%
275,000	Spectra Energy Partners L.P., 3.179%, (LIBOR USD 3-Month plus 0.70%), 6/5/20(b)	275,800

Continued

16

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy — (continued)
$219,000	Williams Partners L.P., 5.250%, 3/15/20	$223,046
		498,846
	Energy Equipment & Services — 4.8%
228,000	BP Capital Markets PLC, 2.521%, 1/15/20	228,322
438,462	Cenovus Energy, Inc., 5.700%, 10/15/19	441,850
269,000	Enbridge, Inc., 3.110%, (LIBOR USD 3-Month plus 0.7%), 6/15/20(b)	269,731
420,000	Kinder Morgan, Inc./DE, 3.050%, 12/1/19	420,757
67,000	Range Resources Corp., 5.750%, 6/1/21	67,670
162,000	Sunoco Logistics Partners Operations L.P., 4.400%, 4/1/21	166,742
		1,595,072
	Equity Real Estate Investment Trusts (REITS) — 5.4%
154,000	Alexandria Real Estate Equities, Inc., REIT, 2.750%, 1/15/20	154,064
385,000	American Tower Corp., 2.800%, 6/1/20	385,878
271,000	AvalonBay Communities, Inc., MTN, 3.027%, (LIBOR USD 3-Month plus 0.43%), 1/15/21(b)	271,027
189,000	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/5/19(a)	188,859
228,000	SL Green Operating Partnership L.P., 3.504%, (LIBOR USD 3-Month plus 0.98%), 8/16/21(b)	228,083
184,000	Starwood Property Trust, Inc., 3.625%, 2/1/21	183,540
360,000	WEA Finance, LLC / Westfield UK & Europe Finance PLC, 2.700%, 9/17/19(a)	359,983
		1,771,434
	Food & Staples Retailing — 1.6%
130,000	Conagra Brands, Inc., 3.342%, (LIBOR USD 3-Month plus 0.75%), 10/22/20(b)	130,021
235,000	CVS Health Corp., 3.173%, (LIBOR USD 3-Month plus 0.72%), 3/9/21(b)	236,036
170,000	Dollar Tree, Inc., 3.288%, (LIBOR USD 3-Month plus 0.7%), 4/17/20(b)	170,020
		536,077
	Food Products — 2.0%
436,000	Smithfield Foods, Inc., 2.700%, 1/31/20(a)	435,094
228,000	Tyson Foods, Inc., 2.650%, 8/15/19	228,038
		663,132
	Health Care Providers & Services — 1.8%
198,000	Becton Dickinson and Co., 3.194%, (LIBOR USD 3-Month plus 0.88%), 12/29/20(b)	198,029
134,000	Centene Corp., 5.625%, 2/15/21	136,513
247,000	UnitedHealth Group, Inc., 2.670%, (LIBOR USD 3-Month plus 0.26%), 6/15/21(b)	247,116
		581,658
	Hotels, Restaurants & Leisure — 0.8%
247,000	Carnival Corp., 3.950%, 10/15/20	251,976
	Household Durables — 0.2%
71,000	DR Horton, Inc., 4.000%, 2/15/20	71,502
	Insurance — 2.4%
117,000	Assurant, Inc., 3.583%, (LIBOR USD 3-Month plus 1.25%), 3/26/21(b)	117,008

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Insurance — (continued)
$71,000	AXIS Specialty Finance, LLC, 5.875%, 6/1/20	$73,199
150,000	Jackson National Life Global Funding, 2.897%, (LIBOR USD 3-Month plus 0.3%), 10/15/20(a)(b)	150,281
228,000	Marsh & McLennan Cos., Inc., 3.500%, 12/29/20	231,803
150,000	Protective Life Global Funding, 2.850%, (LIBOR USD 3-Month plus 0.52%), 6/28/21(a)(b)	150,530
58,000	Reliance Standard Life Global Funding II, 3.050%, 1/20/21(a)	58,488
		781,309
	Materials — 1.5%
306,000	FMC Corp., 5.200%, 12/15/19	309,332
203,000	Georgia-Pacific, LLC, 2.539%, 11/15/19(a)	203,011
		512,343
	Media — 1.1%
150,000	Discovery Communications, LLC, 2.200%, 9/20/19	149,789
209,000	Interpublic Group of Cos., Inc. (The), 3.500%, 10/1/20	211,663
		361,452
	Multi-Utilities — 1.8%
381,000	Public Service Enterprise Group, Inc., 1.600%, 11/15/19	379,580
228,000	Sempra Energy, 2.847%, (LIBOR USD 3-Month plus 0.25%), 7/15/19(b)	228,005
		607,585
	Oil, Gas & Consumable Fuels — 1.1%
189,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.500%, 10/15/19	189,879
189,000	Phillips 66, 3.347%, (LIBOR USD 3-Month plus 0.75%), 4/15/20(a)(b)	189,081
		378,960
	Pharmaceuticals — 1.9%
189,000	AbbVie, Inc., 2.500%, 5/14/20	188,982
189,000	EMD Finance, LLC, 2.400%, 3/19/20(a)	188,835
250,000	Takeda Pharmaceutical Co., Ltd., 3.800%, 11/26/20(a)	254,536
		632,353
	Software — 0.7%
235,000	VMware, Inc., 2.300%, 8/21/20	234,368
	Specialty Retail — 1.9%
228,000	ERAC USA Finance, LLC, 2.350%, 10/15/19(a)	227,730
229,000	Expedia Group, Inc., 5.950%, 8/15/20	237,248
150,000	Lowe’s Cos., Inc., 2.873%, (LIBOR USD 3-Month plus 0.42%), 9/10/19(b)	150,117
		615,095
	Technology Hardware, Storage & Peripherals — 0.9%
193,000	L3 Harris Technologies, Inc., 2.700%, 4/27/20	193,198
111,000	United Technologies Corp., 2.929%, (LIBOR USD 3-Month plus 0.35%), 11/1/19(b)	111,120
		304,318

Continued

17

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Tobacco — 0.8%
$267,000	BAT Capital Corp., 2.297%, 8/14/20	$266,445
	Utilities — 0.6%
200,000	Korea Hydro & Nuclear Power Co., Ltd., 2.375%, 10/28/19(a)	199,925
	Total Corporate Bonds (Cost $24,310,117)	24,382,265

Shares
MONEY MARKET FUND — 1.0%
315,027	Federated Treasury Obligations Fund, Institutional Shares, 2.23%(d)	315,027
	Total Money Market Fund (Cost $315,027)	315,027
Total Investments — 99.5% (Cost $32,828,533)		32,941,837
Net Other Assets (Liabilities) — 0.5%		164,171
NET ASSETS — 100.0%		$33,106,008

(a)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. Sterling Capital Management LLC (the “Advisor”), using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2019. The maturity date reflected is the final maturity date.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2019. The maturity date reflected is the final maturity date.
(d)	Represents the current yield as of report date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

Continued

18

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 21.3%
$140,204	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.730%, 3/8/21	$140,239
299,187	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class B, 2.210%, 5/10/21	299,086
965,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	961,908
1,060,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class B, 2.360%, 12/19/22	1,061,106
1,500,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.600%, 9/18/23	1,508,322
815,000	Americredit Automobile Receivables Trust, Series 2019-1, Class B, 3.130%, 2/18/25	830,162
78,496	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R6, Class M1, 4.504%, (LIBOR USD 1-Month plus 2.10%), 7/25/34(a)	78,761
2,075,000	ARI Fleet Lease Trust, Series 2019-A, Class A2A, 2.410%, 11/15/27(b)	2,078,580
1,800,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2019-1A, Class A, 3.450%, 3/20/23(b)	1,843,524
1,000,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-2A, Class A, 2.970%, 3/20/24(b)	1,015,372
30,257	Capital Auto Receivables Asset Trust, Series 2015-4, Class B, 2.390%, 11/20/20	30,250
750,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class B, 1.890%, 5/20/21	747,351
900,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class C, 2.350%, 9/20/21	899,459
795,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class B, 2.430%, 5/20/22(b)	797,662
1,750,000	Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.840%, 12/15/24	1,783,765
912	CarMax Auto Owner Trust, Series 2015-4, Class A3, 1.560%, 11/16/20	911
331,153	Carmax Auto Owner Trust, Series 2016-3, Class A3, 1.390%, 5/17/21	330,054
1,250,000	CarMax Auto Owner Trust, Series 2016-2, Class A4, 1.680%, 9/15/21	1,243,399
300,000	CarMax Auto Owner Trust, Series 2017-3, Class B, 2.440%, 2/15/23	301,093
276,214	Chesapeake Funding II, LLC, Series 2017-2A, Class A1, 1.990%, 5/15/29(b)	275,548
816,838	Chesapeake Funding II, LLC, Series 2018-1A, Class A1, 3.040%, 4/15/30(b)	824,803
399,293	Chesapeake Funding II, LLC, Series 2018-2A, Class A1, 3.230%, 8/15/30(b)	404,574
1,250,000	Chesapeake Funding II, LLC, Series 2018-3A, Class A1, 3.390%, 1/15/31(b)	1,270,502
1,000,000	Chesapeake Funding II, LLC, Series 2019-1A, Class A1, 2.940%, 4/15/31(b)	1,011,573
67,579	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.017%, 6/25/37	68,716
527,972	Citigroup Mortgage Loan Trust, Inc., Series 2005-HE1, Class M3, 3.379%, (LIBOR USD 1-Month plus 0.98%), 5/25/35(a)	534,438
171,349	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 3.829%, (LIBOR USD 1-Month plus 1.43%), 3/25/35(a)	172,008
1,195,000	Enterprise Fleet Financing, LLC, Series 2017-2, Class A3, 2.220%, 1/20/23(b)	1,192,877
2,027,364	Enterprise Fleet Financing, LLC, Series 2018-2, Class A2, 3.140%, 2/20/24(b)	2,042,506

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$518,000	Ford Credit Auto Owner Trust, Series 2017-B, Class B, 2.150%, 10/15/22	$515,884
975,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.120%, 7/15/26(b)	973,336
1,750,000	Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.620%, 8/15/28(b)	1,770,794
1,146,000	Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.360%, 3/15/29(b)	1,148,549
1,850,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-1, Class A3, 2.970%, 11/16/23	1,878,606
1,800,000	Hertz Fleet Lease Funding L.P., Series 2019-1, Class A2, 2.700%, 1/10/33(b)	1,811,863
385,000	Hertz Vehicle Financing II L.P., Series 2016-3A, Class A, 2.270%, 7/25/20(b)	384,846
1,600,000	Hertz Vehicle Financing II L.P., Series 2015-1A, Class A, 2.730%, 3/25/21(b)	1,601,739
46,516	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1, 2.834%, (LIBOR USD 1-Month plus 0.43%), 12/25/35(a)	46,524
542,118	Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.660%, 11/15/21	542,578
667,897	Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.090%, 4/15/22	668,468
900,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class B, 3.210%, 9/15/23	914,754
315,900	Sofi Professional Loan Program, LLC, Series 2016-B, Class A1, 3.604%, (LIBOR USD 1-Month plus 1.20%), 6/25/33(a)(b)	318,755
115,470	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 3.254%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	115,395
176,395	Wheels SPV 2, LLC, Series 2016-1A, Class A3, 1.870%, 5/20/25(b)	176,032
522,186	Wheels SPV 2, LLC, Series 2017-1A, Class A2, 1.880%, 4/20/26(b)	520,781
305,000	Wheels SPV 2, LLC, Series 2017-1A, Class A4, 2.400%, 4/20/26(b)	305,707
1,250,000	Wheels SPV 2, LLC, Series 2019-1A, Class A3, 2.350%, 5/22/28(b)	1,251,353
410,469	World Omni Auto Receivables Trust, Series 2016-B, Class A3, 1.300%, 2/15/22	408,161
	Total Asset Backed Securities (Cost $38,738,187)	39,102,674
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.6%
422,322	Banc of America Funding 2004-C Trust, Series 2004-C, Class 4A3, 3.283%, (LIBOR USD 1-Month plus 0.90%), 12/20/34(a)	422,272
74,094	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	76,000
43,396	Fannie Mae, Series 2005-67, Class HG, 5.500%, 1/25/35	44,070
780,000	Fannie Mae, Series 2014-76, Class BC, 3.000%, 5/25/37	782,810
145,349	Fannie Mae, Series 2013-72, Class NA, 2.500%, 8/25/42	146,763
12,090	Freddie Mac, Series -3815, Class GD, 4.000%, 9/15/25	12,081
344,071	Freddie Mac, Series -4030, Class PD, 3.000%, 6/15/40	347,323

See accompanying Notes to the Schedules of Portfolio Investments.

19

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$191,729	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.500%, 11/25/57(b)(c)	$193,102
1,260,906	Galton Funding Mortgage Trust, Series 2018-2, Class A41, 4.500%, 10/25/58(b)(c)	1,292,153
1,408,998	Galton Funding Mortgage Trust, Series 2019-1, Class A41, 4.500%, 2/25/59(b)(c)	1,445,960
15,618	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	15,641
	Total Collateralized Mortgage Obligations (Cost $4,744,002)	4,778,175
COMMERCIAL MORTGAGE-BACKED SECURITIES —5.8%
1,743,610	COMM 2012-CCRE1 Mortgage Trust, Series 2012-CR1, Class A3, 3.391%, 5/15/45	1,786,550
458,739	COMM 2014-CCRE15 Mortgage Trust, Series 2014-CR15, Class A2, 2.928%, 2/10/47	458,397
104,906	DBUBS 2011-LC2 Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(b)	108,438
750,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class B, 5.471%, 11/10/46(b)(c)	778,754
600,000	GS Mortgage Securities Trust, Series 2010-C1, Class A2, 4.592%, 8/10/43(b)	607,565
300,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	306,239
950,000	GS Mortgage Securities Trust, Series 2010-C2, Class A2, 5.162%, 12/10/43(b)(c)	982,700
700,000	GS Mortgage Securities Trust, Series 2014-GC24, Class AAB, 3.650%, 9/10/47	725,876
24,828	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2, 3.046%, 4/15/47	24,801
439,822	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.717%, 2/15/46(b)	453,252
91,552	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A2, 2.872%, 7/15/47	91,454
35,537	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2, 3.119%, 8/15/47	35,504
1,500,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A2, 2.454%, 11/15/49	1,504,566
974,968	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(b)(c)	1,004,625
46,975	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3, 3.998%, 3/15/44(b)	47,215
1,200,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	1,236,478
500,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.667%, 11/15/44	512,987
	Total Commercial Mortgage-Backed Securities (Cost $10,712,986)	10,665,401
CORPORATE BONDS — 64.7%
	Aerospace & Defense — 0.9%
1,670,000	L3 Technologies, Inc., 4.950%, 2/15/21	1,725,626

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Automobiles — 1.9%
$750,000	Daimler Finance North America, LLC, 2.973%, (LIBOR USD 3-Month plus 0.45%), 2/22/21(a)(b)	$749,582
495,000	General Motors Co., 3.365%, (LIBOR USD 3-Month plus 0.80%), 8/7/20(a)	495,615
180,000	General Motors Financial Co., Inc., 4.200%, 11/6/21	185,344
300,000	General Motors Financial Co., Inc., 3.640%, (LIBOR USD 3-Month plus 1.31%), 6/30/22(a)	299,880
500,000	Nissan Motor Acceptance Corp., 2.550%, 3/8/21(b)	498,459
1,200,000	Toyota Industries Corp., 3.110%, 3/12/22(b)	1,221,285
		3,450,165

	Automobiles & Components — 0.2%
400,000	PACCAR Financial Corp., MTN, 2.800%, 3/1/21	403,672
	Banks — 12.0%
1,625,000	Bank of America Corp., 3.004%, 12/20/23(d)	1,654,811
1,000,000	Bank of America Corp., MTN, 2.151%, 11/9/20	996,937
1,000,000	BPCE SA, MTN, 2.750%, 12/2/21	1,007,272
1,300,000	Capital One NA, BKNT, 2.650%, 8/8/22	1,306,879
800,000	Citigroup, Inc., 3.950%, (LIBOR USD 3-Month plus 1.43%), 9/1/23(a)	814,752
1,075,000	Citizens Bank NA / Providence RI, BKNT, 3.331%, (LIBOR USD 3-Month plus 0.81%), 5/26/22(a)	1,078,387
1,000,000	Cooperatieve Rabobank UA, GMTN, 2.500%, 1/19/21	1,003,465
625,000	DBS Group Holdings, Ltd., 2.850%, 4/16/22(b)	632,619
380,000	Fifth Third Bancorp, 3.500%, 3/15/22	391,014
750,000	Huntington National Bank (The), BKNT, 3.125%, 4/1/22	764,679
900,000	JPMorgan Chase & Co., 2.550%, 3/1/21	903,142
720,000	JPMorgan Chase & Co., Series I, 6.053%,(c)(e)	719,611
1,050,000	KeyBank NA/Cleveland OH, BKNT, 3.350%, 6/15/21	1,071,531
1,000,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	1,067,789
1,050,000	Manufacturers & Traders Trust Co., BKNT, 3.130%, (LIBOR USD 3-Month plus 0.61%), 5/18/22(a)	1,052,017
1,400,000	Mitsubishi UFJ Financial Group, Inc., 2.665%, 7/25/22	1,403,880
825,000	Regions Bank/Birmingham AL, BKNT, 2.699%, (LIBOR USD 3-Month plus 0.38%), 4/1/21(a)	822,901
1,150,000	Sumitomo Mitsui Financial Group, Inc., 2.778%, 10/18/22	1,161,363
450,000	SunTrust Bank, BKNT, 3.166%, (LIBOR USD 3-Month plus 0.59%), 8/2/22(a)	450,675
1,000,000	U.S. Bank NA/Cincinnati OH, BKNT, 3.000%, 2/4/21	1,012,124
850,000	UBS AG/London, 2.450%, 12/1/20(b)	850,772
1,125,000	Wells Fargo & Co., 2.500%, 3/4/21	1,127,454
750,000	Zions Bancorp NA, 3.500%, 8/27/21	765,476
		22,059,550
	Beverages — 0.6%
1,200,000	Constellation Brands, Inc., 2.650%, 11/7/22	1,204,084

Continued

20

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Capital Goods — 1.0%
$1,000,000	Caterpillar Financial Services Corp., MTN, 2.950%, 2/26/22	$1,021,118
800,000	Keysight Technologies, Inc., 3.300%, 10/30/19	800,889
		1,822,007
	Capital Markets — 0.6%
1,200,000	Morgan Stanley, GMTN, 2.500%, 4/21/21	1,202,248
	Chemicals — 1.9%
623,000	DuPont de Nemours, Inc., 3.766%, 11/15/20	634,924
1,000,000	FMC Corp., 3.950%, 2/1/22	1,030,960
947,000	INVISTA Finance, LLC, 4.250%, 10/15/19(b)	952,403
810,000	Sherwin-Williams Co. (The), 2.750%, 6/1/22	818,312
		3,436,599
	Commercial Services & Supplies — 0.6%
1,000,000	WPP Finance 2010, 4.750%, 11/21/21	1,047,932
	Communications Equipment — 0.4%
725,000	CommScope, Inc., 5.000%, 6/15/21(b)	723,188
	Construction Materials — 0.6%
1,055,000	Vulcan Materials Co., 3.170%, (LIBOR USD 3-Month plus 0.65%), 3/1/21(a)	1,055,802
	Diversified Financial Services — 5.1%
474,000	AerCap Ireland Capital, DAC/AerCap Global Aviation Trust, 4.250%, 7/1/20	480,971
450,000	AerCap Ireland Capital, DAC/AerCap Global Aviation Trust, 4.450%, 12/16/21	467,245
600,000	Ally Financial, Inc., 4.125%, 3/30/20	605,802
875,000	Avolon Holdings Funding, Ltd., 3.625%, 5/1/22(b)	886,900
400,000	Bank of New York Mellon Corp., MTN (The), 2.500%, 4/15/21	402,198
850,000	Blackstone Holdings Finance Co., LLC, 5.875%, 3/15/21(b)	897,025
590,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(b)	608,541
400,000	Export-Import Bank of Korea, 2.500%, 11/1/20	401,120
750,000	Goldman Sachs Group, Inc. (The), 3.000%, 4/26/22	757,172
1,200,000	Goldman Sachs Group, Inc. (The), 2.908%, 6/5/23(d)	1,212,906
874,000	KKR Group Finance Co., LLC, 6.375%, 9/29/20(b)	914,757
466,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(b)	485,210
1,275,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 2.700%, 3/14/23(b)	1,274,475
		9,394,322
	Diversified Telecommunication Services —1.7%
2,000,000	AT&T, Inc., 3.600%, 2/17/23	2,075,879
715,000	CenturyLink, Inc., Series Q, 6.150%, 9/15/19	718,217
427,500	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 9/20/21(b)	427,611
		3,221,707
	Electric Utilities — 3.8%
1,000,000	American Electric Power Co., Inc., Series I, 3.650%, 12/1/21	1,031,328
1,000,000	Baltimore Gas & Electric Co., 2.800%, 8/15/22	1,012,759

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Electric Utilities — (continued)
$985,000	CenterPoint Energy, Inc., 3.600%, 11/1/21	$1,011,886
1,240,000	Dominion Energy, Inc., 2.715%, 8/15/21	1,242,781
1,200,000	Duke Energy Corp., 3.050%, 8/15/22	1,223,217
1,000,000	Korea East-West Power Co., Ltd., 2.500%, 6/2/20(b)	1,000,866
475,000	Pennsylvania Electric Co., 5.200%, 4/1/20	483,318
		7,006,155
	Electrical Equipment — 0.6%
670,000	Textron, Inc., 3.095%, (LIBOR USD 3-Month plus 0.55%), 11/10/20(a)	669,727
525,000	Textron, Inc., 3.650%, 3/1/21	534,618
		1,204,345
	Energy Equipment & Services — 6.5%
957,308	Cenovus Energy, Inc., 5.700%, 10/15/19	964,707
1,300,000	Energy Transfer Operating L.P., 4.250%, 3/15/23	1,357,091
1,025,000	Kinder Morgan Energy Partners L.P., 5.300%, 9/15/20	1,059,229
1,037,000	Magellan Midstream Partners L.P., 4.250%, 2/1/21	1,065,714
1,100,000	Midwest Connector Capital Co., LLC, 3.625%, 4/1/22(b)	1,127,084
116,000	Nabors Industries, Inc., 5.000%, 9/15/20	116,290
777,000	NuStar Logistics L.P., 4.800%, 9/1/20	788,655
626,000	Range Resources Corp., 5.750%, 6/1/21	632,260
935,000	Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	971,194
1,050,000	Saudi Arabian Oil Co., 2.750%, 4/16/22(b)	1,059,709
663,000	Spectra Energy Partners L.P., 3.179%, (LIBOR USD 3-Month plus 0.70%), 6/5/20(a)	664,930
2,010,000	Williams Cos., Inc. (The), 3.600%, 3/15/22	2,062,597
		11,869,460
	Equity Real Estate Investment Trusts (REITS) — 6.5%
780,000	Alexandria Real Estate Equities, Inc., 4.000%, 1/15/24	825,040
400,000	AvalonBay Communities, Inc., MTN, 3.027%, (LIBOR USD 3-Month plus 0.43%), 1/15/21(a)	400,040
955,000	Brixmor Operating Partnership L.P., 3.875%, 8/15/22	980,874
750,000	Crown Castle International Corp., 3.400%, 2/15/21	760,245
575,000	Federal Realty Investment Trust, 2.550%, 1/15/21	576,493
138,000	Iron Mountain, Inc., 4.375%, 6/1/21(b)	139,380
776,000	iStar, Inc., 6.500%, 7/1/21	789,580
875,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	909,878
1,000,000	National Retail Properties, Inc., 3.800%, 10/15/22	1,037,456
1,075,000	Ontario Teachers’ Cadillac Fairview Properties Trust, 3.125%, 3/20/22(b)	1,096,117
1,010,000	Realty Income Corp., 5.750%, 1/15/21	1,053,662
800,000	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 4/28/21(b)	797,337
915,000	Starwood Property Trust, Inc., 3.625%, 2/1/21	912,713
630,000	VEREIT Operating Partnership L.P., 4.125%, 6/1/21	646,531

Continued

21

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Equity Real Estate Investment Trusts (REITS) — (continued)
$1,000,000	WEA Finance, LLC, 3.150%, 4/5/22(b)	$1,016,560
		11,941,906
	Food & Staples Retailing — 2.2%
1,235,000	Conagra Brands, Inc., 3.800%, 10/22/21	1,269,407
1,100,000	CVS Health Corp., 2.125%, 6/1/21	1,092,700
1,607,000	Seven & i Holdings Co., Ltd., 3.350%, 9/17/21(b)	1,641,969
		4,004,076
	Health Care Providers & Services — 2.3%
1,000,000	Becton Dickinson and Co., 2.894%, 6/6/22	1,013,586
760,000	Centene Corp., 5.625%, 2/15/21	774,250
1,075,000	Cigna Corp., 3.200%, 9/17/20(b)	1,084,927
1,250,000	HCA, Inc., 5.875%, 3/15/22	1,366,198
		4,238,961
	Hotels, Restaurants & Leisure — 0.1%
66,000	Prime Security Services Borrower, LLC / Prime Finance, Inc., 9.250%, 5/15/23(b)	69,313
100,000	Royal Caribbean Cruises, Ltd., 2.650%, 11/28/20	100,255
		169,568
	Household Durables — 0.2%
400,000	D.R. Horton, Inc., 4.000%, 2/15/20	402,829
	Insurance — 5.0%
775,000	Alleghany Corp., 5.625%, 9/15/20	804,028
375,000	Aspen Insurance Holdings, Ltd., 6.000%, 12/15/20	391,774
896,000	Assurant, Inc., 3.583%, (LIBOR USD 3-Month plus 1.25%), 3/26/21(a)	896,062
750,000	Athene Global Funding, 3.000%, 7/1/22(b)	758,924
350,000	Guardian Life Global Funding, 2.000%, 4/26/21(b)	348,001
1,175,000	Jackson National Life Global Funding, 3.300%, 2/1/22(b)	1,202,196
1,000,000	Marsh & McLennan Cos., Inc., 3.500%, 12/29/20	1,016,678
750,000	MassMutual Global Funding II, 2.500%, 4/13/22(b)	756,298
1,000,000	Metropolitan Life Global Funding I, 3.375%, 1/11/22(b)	1,027,906
425,000	New York Life Global Funding, 2.000%, 4/13/21(b)	423,657
775,000	Reinsurance Group of America, Inc., 5.000%, 6/1/21	812,099
800,000	Reliance Standard Life Global Funding II, 2.500%, 1/15/20(b)	799,632
		9,237,255
	Materials — 0.2%
325,000	Masco Corp., 7.125%, 3/15/20	334,337
	Media — 2.4%
1,104,000	Charter Communications Operating, LLC / Charter Communications Operating Capital, 4.464%, 7/23/22	1,160,054
750,000	Fox Corp., 3.666%, 1/25/22(b)	775,062
1,065,000	Interpublic Group of Cos., Inc. (The), 3.750%, 10/1/21	1,092,912

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Media — (continued)
$1,225,000	NBCUniversal Media, LLC, 2.875%, 1/15/23	$1,251,299
96,000	Univision Communications, Inc., 6.750%, 9/15/22(b)	97,500
		4,376,827
	Multiline Retail — 0.6%
525,000	Dollar Tree, Inc., 3.288%, (LIBOR USD 3-Month plus 0.70%), 4/17/20(a)	525,061
550,000	Family Dollar Stores, Inc., 5.000%, 2/1/21	567,875
		1,092,936
	Oil, Gas & Consumable Fuels — 1.3%
515,000	Marathon Petroleum Corp., 5.375%, 10/1/22	522,899
825,000	Newfield Exploration Co., 5.750%, 1/30/22	883,000
897,420	Northern Oil and Gas, Inc., 9.500%, 5/15/23	926,586
		2,332,485
	Paper & Forest Products — 0.7%
1,200,000	Georgia-Pacific, LLC, 5.400%, 11/1/20(b)	1,247,223
	Pharmaceuticals — 0.3%
500,000	Takeda Pharmaceutical Co., Ltd., 3.800%, 11/26/20(b)	509,071
	Road & Rail — 0.8%
202,000	Ryder System, Inc., 2.875%, 6/1/22	204,327
425,000	Ryder System, Inc., 2.500%, 9/1/22	425,813
750,000	Ryder System, Inc., MTN, 3.500%, 6/1/21	765,152
		1,395,292
	Semiconductors & Semiconductor Equipment — 0.5%
825,000	Microchip Technology, Inc., 3.922%, 6/1/21	839,805
	Software — 0.7%
1,200,000	VMware, Inc., 2.950%, 8/21/22	1,209,649
	Specialty Retail — 0.8%
802,000	Ashtead Capital, Inc., 5.625%, 10/1/24(b)	830,070
613,000	Tapestry, Inc., 3.000%, 7/15/22	613,717
		1,443,787
	Technology Hardware, Storage & Peripherals —1.1%
600,000	Dell International, LLC/EMC Corp., 5.875%, 6/15/21(b)	609,960
447,000	L3 Harris Technologies, Inc., 2.700%, 4/27/20	447,459
975,000	United Technologies Corp., 3.350%, 8/16/21	996,538
		2,053,957
	Tobacco — 0.6%
1,200,000	BAT Capital Corp., 2.764%, 8/15/22	1,201,821
	Total Corporate Bonds (Cost $117,392,215)	118,858,647
MUNICIPAL BONDS — 0.8%
	California — 0.3%
575,000	University of California Revenue, Refunding, Taxable, Series AS, 1.490%, 5/15/20	572,286
	New Jersey — 0.2%
325,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Taxable, Series C, 4.521%, 6/15/21	335,091

Continued

22

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — 0.3%
$500,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue (AGM), 3.558%, 7/1/22	$521,490
	Total Municipal Bonds (Cost $1,416,981)	1,428,867
U.S. TREASURY NOTES — 3.6%
1,461,300	1.875%, 8/31/22	1,467,864
5,125,000	2.125%, 12/31/22	5,194,868
	Total U.S. Treasury Notes (Cost $6,614,561)	6,662,732

Shares
MONEY MARKET FUND — 0.4%
658,128	Federated Treasury Obligations Fund, Institutional Shares, 2.23%(f)	658,128
	Total Money Market Fund (Cost $658,128)	658,128
Total Investments — 99.2% (Cost $180,277,060)		182,154,624
Net Other Assets (Liabilities) — 0.8%		1,421,175
NET ASSETS — 100.0%		$183,575,799

(a)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2019. The maturity date reflected is the final maturity date.
(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. Sterling Capital Management LLC (the “Advisor”), using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2019. The maturity date reflected is the final maturity date.
(d)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Represents the current yield as of report date.

BKNT — Bank Note

AGM — Assured Guaranty Municipal Corp.

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

Continued

23

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 1.2%
	Asset Backed Securities — 1.2%
$190,126	United States Small Business Administration, Series 2015-20G, Class 1, 2.880%, 7/1/35	$195,845
	Total Asset Backed Securities (Cost $190,127)	195,845
COLLATERALIZED MORTGAGE OBLIGATIONS — 13.8%
197,529	Fannie Mae, Series 2010-129, 3.500%, 3/25/25	199,632
93,875	Fannie Mae, Series 2003-44, Class Q, 3.500%, 6/25/33	96,710
380,760	Fannie Mae, Series 2016-49, Class DA, 3.500%, 10/25/42	397,704
500,925	Fannie Mae, Series 2016-49, Class PA, 3.000%, 9/25/45	512,627
250,865	Freddie Mac, Series 4281, Class GA, 3.000%, 2/15/39	255,245
159,692	Freddie Mac, Series 4648, Class E, 3.500%, 8/15/43	164,951
384,771	Freddie Mac, Series 4656, Class PA, 3.500%, 10/15/45	403,176
132,230	Ginnie Mae, Series 2011-71, Class QE, 3.500%, 9/16/40	134,332
	Total Collateralized Mortgage Obligations (Cost $2,098,256)	2,164,377
COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.1%
145,000	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, 2.935%, 4/10/48	149,199
102,677	COMM Mortgage Trust, Series 2012-CR3, Class A3, 2.822%, 10/15/45	103,825
30,537	COMM Mortgage Trust, Series 2014-CR19, Class A2, 2.965%, 8/10/47	30,525
60,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/10/47	63,300
300,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K033, Class A2, 3.060%, 7/25/23(a)	310,708
140,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K049, Class A2, 3.010%, 7/25/25	145,799
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K060, Class A2, 3.300%, 10/25/26	223,062
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K061, Class A2, 3.347%, 11/25/26(a)	223,607
160,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.187%, 9/25/27(a)	168,829
58,777	FRESB Mortgage Trust, Series 2016-SB23, Class A5H, 1.980%, (LIBOR USD 1-Month plus 1.98%), 9/25/36(b)	58,469
150,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2, 4.393%, 11/15/43(c)	152,466
151,451	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(a)(c)	156,058
110,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.667%, 11/15/44	112,857

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$35,000	WFRBS Commercial Mortgage Trust, Series 2012-C8, Class A3, 3.001%, 8/15/45	$35,686
115,493	WFRBS Commercial Mortgage Trust, Series 2014-C25, Class A2, 2.932%, 11/15/47	115,424
	Total Commercial Mortgage-Backed Securities (Cost $2,006,701)	2,049,814
CORPORATE BONDS — 2.6%
	Banks — 2.6%
200,000	State Street Corp., 2.550%, 8/18/20	200,889
200,000	Wells Fargo & Co., GMTN, 2.600%, 7/22/20	200,658
	Total Corporate Bonds (Cost $399,867)	401,547
MORTGAGE-BACKED SECURITIES — 21.4%
	Fannie Mae — 12.2%
477,498	3.587%, 9/1/20, Pool #FN0000	484,361
464,254	4.000%, 12/1/33, Pool #MA1689	488,962
135,526	4.000%, 12/1/36, Pool #MA2856	141,825
148,629	4.000%, 2/1/37, Pool #MA2914	155,343
77,464	4.000%, 9/1/42, Pool #MA1178	81,678
164,297	4.000%, 5/1/47, Pool #BE9598	171,361
359,020	5.000%, 8/1/48, Pool #CA2219	381,397
		1,904,927
	Freddie Mac — 8.8%
272,193	4.000%, 12/1/35, Pool #C91860	287,132
302,568	3.500%, 6/1/36, Pool #C91875	312,338
389,561	4.000%, 3/1/39, Pool #C92039	406,479
361,436	3.500%, 1/1/47, Pool #U69037	371,791
		1,377,740
	Ginnie Mae — 0.4%
60,717	5.000%, 11/20/38, Pool #4283	62,641
	Total Mortgage-Backed Securities (Cost $3,320,765)	3,345,308

MUNICIPAL BONDS — 3.9%
	California — 0.5%
75,000	State Of California, Refunding G.O., Taxable, 6.200%, 10/1/19	75,750
	North Carolina — 1.6%
250,000	Durham County, NC, Build America Bonds, Public Improvements G.O., Taxable, Series B, Callable 10/1/20 @ 100, 4.845%, 10/1/29	257,787
	Texas — 0.4%
60,000	Bexar County, TX, Build America Bonds, Public Improvements G.O., Taxable, Series C, Callable 8/5/19 @ 100, 6.628%, 6/15/39	60,178
	Wisconsin — 1.4%
185,000	State of Wisconsin, TXB, Revenue Bonds, Pension Funding, Series A, (AGM), 5.700%, 5/1/26	211,251
	Total Municipal Bonds (Cost $611,456)	604,966

See accompanying Notes to the Schedules of Portfolio Investments.

24

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES — 27.6%
	Fannie Mae — 16.4%
$500,000	1.875%, 9/24/26	$494,904
1,000,000	6.250%, 5/15/29	1,349,814
500,000	7.125%, 1/15/30	725,222
		2,569,940
	Federal Farm Credit Bank — 4.8%
248,000	3.100%, 6/21/27	248,005
500,000	2.670%, 12/20/27	498,079
		746,084
	Federal Home Loan Bank — 3.2%
500,000	3.270%, 2/7/28	501,816
	Freddie Mac — 3.2%
500,000	2.375%, 1/13/22	507,387
	Total U.S. Government Agencies (Cost $4,086,418)	4,325,227
U.S. TREASURY NOTES — 15.2%
250,000	1.500%, 11/30/19	249,355
250,000	2.000%, 2/28/21	250,752
200,000	3.125%, 5/15/21	204,922
360,000	2.000%, 2/15/23	363,403
500,000	1.750%, 5/15/23	500,273
283,707	0.500%, 4/15/24(d)	287,249
280,000	2.000%, 8/15/25	282,680
240,000	2.500%, 2/28/26	249,628
	Total U.S. Treasury Notes (Cost $2,375,933)	2,388,262

Shares		Fair Value
MONEY MARKET FUND — 0.7%
105,859	Federated Treasury Obligations Fund, Institutional Shares, 2.23%(e)	$105,859
	Total Money Market Fund (Cost $105,859)	105,859

Total Investments — 99.5% (Cost $15,195,382)		15,581,205
Net Other Assets (Liabilities) — 0.5%		73,231
NET ASSETS — 100.0%		$15,654,436

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2019. The maturity date reflected is the final maturity date.
(b)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2019. The maturity date reflected is the final maturity date.
(c)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(d)	Inflation protection security. Principal amount periodically adjusted for inflation.
(e)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

GMTN — Global Medium Term Note

Continued

25

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2019(Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 16.6%
$1,377,923	Aegis Asset Backed Securities Trust, Series 2005-5, Class 1A4, 2.754%, (LIBOR USD 1-Month plus 0.35%), 12/25/35(a)	$1,373,841
4,000,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.800%, 10/8/21	3,990,755
4,565,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	4,550,374
4,600,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class B, 2.360%, 12/19/22	4,604,801
11,757,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.600%, 9/18/23	11,822,228
330,812	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 2.744%, (LIBOR USD 1-Month plus 0.34%), 11/25/35(a)	331,305
11,465,000	ARI Fleet Lease Trust, Series 2019-A, Class A3, 2.530%, 11/15/27(b)	11,509,606
4,000,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2016-1A, Class A, 2.990%, 6/20/22(b)	4,042,514
7,060,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-1A, Class A, 3.070%, 9/20/23(b)	7,165,089
1,600,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-2A, Class A, 2.970%, 3/20/24(b)	1,624,595
8,000,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2019-2A, Class A, 3.350%, 9/22/25(b)	8,245,178
1,439,270	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 3.804%, (LIBOR USD 1-Month plus 1.40%), 10/25/34(a)	1,446,165
1,680,063	Capital Auto Receivables Asset Trust, Series 2016-3, Class A4, 1.690%, 3/20/21	1,676,932
4,110,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class B, 1.890%, 5/20/21	4,095,482
4,210,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class C, 2.350%, 9/20/21	4,207,471
9,320,000	Capital Auto Receivables Asset Trust, Series 2018-1, Class B, 3.090%, 8/22/22(b)	9,427,279
9,000,000	Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 3.171%, (LIBOR USD 1-Month plus 0.77%), 5/14/29(a)	8,966,730
2,495,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	3,394,629
426,458	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.017%, 6/25/37	433,631
795,692	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 3.829%, (LIBOR USD 1-Month plus 1.43%), 3/25/35(a)	798,751
9,200,000	Discover Card Execution Note Trust, Series 2017-A4, Class A4, 2.530%, 10/15/26	9,350,012
4,093,312	Encore Credit Receivables Trust, Series 2005-4, Class M2, 2.844%, (LIBOR USD 1-Month plus 0.44%), 1/25/36(a)	4,094,659
9,010,000	Enterprise Fleet Financing, LLC, Series 2018-1, Class A3, 3.100%, 10/20/23(b)	9,156,004
12,338,000	Enterprise Fleet Financing, LLC, Series 2018-2, Class A3, 3.340%, 2/20/24(b)	12,643,881
975,000	Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.360%, 3/15/29(b)	977,169
15,415,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/31(b)	15,888,385

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$632,588	GSAMP Trust, Series 2006-SEA1, Class M1, 2.904%, (LIBOR USD 1-Month plus 0.50%), 5/25/36(a)(b)	$628,557
13,120,000	Hertz Fleet Lease Funding L.P., Series 2019-1, Class A2, 2.700%, 1/10/33(b)	13,206,471
2,868,000	Hertz Vehicle Financing II L.P., Series 2016-3A, Class A, 2.270%, 7/25/20(b)	2,866,851
5,000,000	Hertz Vehicle Financing II L.P., Series 2015-1A, Class A, 2.730%, 3/25/21(b)	5,005,433
7,664,000	Hertz Vehicle Financing II L.P., Series 2015-3A, Class A, 2.670%, 9/25/21(b)	7,675,986
1,823,520	Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-B, Class M3, 3.139%, (LIBOR USD 1-Month plus 0.74%), 8/25/35(a)	1,826,299
1,810,989	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 3.109%, (LIBOR USD 1-Month plus 0.71%), 6/25/35(a)	1,815,790
805,036	New Century Home Equity Loan Trust, Series 2003-4, Class M1, 3.529%, (LIBOR USD 1-Month plus 1.13%), 10/25/33(a)	808,373
2,372,478	Park Place Securities, Inc., Series 2005-WHQ2, Class M2, 3.094%, (LIBOR USD 1-Month plus 0.69%), 5/25/35(a)	2,378,929
2,259,902	RAMP Trust, Series 2005-RZ4, Class M2, 2.904%, (LIBOR USD 1-Month plus 0.50%), 11/25/35(a)	2,258,558
5,960,000	Santander Drive Auto Receivables Trust, Series 2018-4, Class B, 3.270%, 1/17/23	6,006,675
6,529,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class B, 3.210%, 9/15/23	6,636,029
3,582,922	Saxon Asset Securities Trust, Series 2004-3, Class M1, 3.304%, (LIBOR USD 1-Month plus 0.90%), 12/26/34(a)	3,566,153
495,023	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 3.254%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	494,704
8,405,000	Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.560%, 11/25/31(b)	8,503,497
3,580,000	Wheels SPV 2, LLC, Series 2018-1A, Class A4, 3.410%, 4/20/27(b)	3,682,507
9,250,000	Wheels SPV 2, LLC, Series 2019-1A, Class A3, 2.350%, 5/22/28(b)	9,260,013
	Total Asset Backed Securities (Cost $218,707,448)	222,438,291
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.6%
214,670	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 4.376%, 4/25/35(c)	217,801
2,200,793	Banc of America Funding Trust, Series 2004-C, Class 4A1, 3.043%, (LIBOR USD 1-Month plus 0.66%), 12/20/34(a)	2,205,523
418,403	Banc of America Funding Trust, Series 2005-B, Class 3A1, 2.843%, (LIBOR USD 1-Month plus 0.46%), 4/20/35(a)	417,999
502,614	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	510,420
89,875	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	92,295
10,294	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	10,251

See accompanying Notes to the Schedules of Portfolio Investments.

26

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2019(Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$422,335	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	$433,203
109,455	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	113,063
294,673	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	308,322
788,207	Fannie Mae, Series 2013-133, Class AV, 4.000%, 12/25/26	827,748
1,547,982	Fannie Mae, Series 2014-39, Class VP, 3.000%, 8/25/27	1,591,148
1,696,509	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41	1,856,790
1,000,000	Fannie Mae, Series 2013-70, Class CY, 3.500%, 7/25/43	1,047,231
1,106,840	Fannie Mae, Series 2017-64, Class PD, 2.500%, 7/25/47	1,110,577
2,154,296	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/25/44(b)(c)	2,161,870
944,655	Freddie Mac, Series -3768, Class V, 4.000%, 11/15/23	982,069
2,067,899	Freddie Mac, Series -4387, Class VM, 4.000%, 11/15/25	2,161,135
1,493,179	Freddie Mac, Series -4287, Class V, 4.500%, 10/15/26	1,594,614
415,627	Freddie Mac, Series -4136, Class HZ, 3.500%, 11/15/27	441,704
2,317,488	Freddie Mac, Series -4331, Class V, 4.000%, 11/15/28	2,434,274
569,000	Freddie Mac, Series -4120, Class YK, 2.000%, 10/15/32	524,312
1,238,000	Freddie Mac, Series -4160, Class HH, 2.500%, 12/15/32	1,238,175
10,000,000	Freddie Mac, Series -4655, Class GV, 3.500%, 12/15/36	10,504,725
5,500,000	Freddie Mac, Series -4657, Class VT, 3.500%, 6/15/37	5,725,018
1,051,002	Freddie Mac, Series -3632, Class PK, 5.000%, 2/15/40	1,140,648
1,790,164	Freddie Mac, Series -4077, Class PJ, 3.500%, 11/15/40	1,843,858
819,000	Freddie Mac, Series -3762, Class LN, 4.000%, 11/15/40	907,702
3,851,653	Freddie Mac, Series -4100, Class PA, 3.000%, 1/15/42	3,950,555
1,684,540	Freddie Mac, Series -4508, Class UZ, 3.000%, 7/15/43	1,633,652
1,382,249	Freddie Mac, Series -4328, Class KD, 3.000%, 8/15/43	1,422,211
7,543,860	Freddie Mac, Series -4648, Class E, 3.500%, 8/15/43	7,792,275
4,837,000	Freddie Mac, Series -4801, Class LT, 4.000%, 12/15/43	5,102,560
3,922,895	Freddie Mac, Series -4710, Class GA, 3.000%, 3/15/44	3,996,090
8,000,000	Freddie Mac, Series -4752, Class HB, 3.500%, 4/15/44	8,386,483
10,000,000	Freddie Mac, Series -4776, Class DW, 4.000%, 9/15/44	10,589,509

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$3,936,646	Freddie Mac, Series -4654, Class KA, 3.000%, 6/15/45	$4,049,858
3,079,650	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.500%, 11/25/57(b)(c)	3,101,706
9,226,512	Galton Funding Mortgage Trust, Series 2018-2, Class A41, 4.500%, 10/25/58(b)(c)	9,455,157
9,914,295	Galton Funding Mortgage Trust, Series 2019-1, Class A41, 4.500%, 2/25/59(b)(c)	10,174,374
411,080	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	444,157
625,453	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	652,250
544,520	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	548,073
22,395	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	22,238
1,283	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(c)	1,307
481,144	RAAC Trust, STEP, Series 2004-SP1, Class AI3, 6.118%, 3/25/34	489,920
191,755	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 4.646%, 12/25/34(c)	191,679
22,096	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	22,483
287,706	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 4.952%, 1/25/35(c)	294,418
496,606	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 4.905%, 10/25/35(c)	508,305
50,321	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	50,395
	Total Collateralized Mortgage Obligations (Cost $112,857,613)	115,282,130

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.3%
4,842,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(c)	5,136,985
3,868,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	4,153,875
1,540,000	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A2, 2.707%, 5/10/58	1,548,629
1,500,000	Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4, 3.712%, 4/14/50	1,606,753
5,730,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4, 4.009%, 3/10/51	6,285,368
1,000,000	COMM Mortgage Trust, Series 2012-CR1, Class AM, 3.912%, 5/15/45	1,033,310
3,545,000	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.046%, 10/10/46	3,770,168
892,000	COMM Mortgage Trust, Series 2014-CR16, Class A4, 4.051%, 4/10/47	954,851
1,208,000	COMM Mortgage Trust, Series 2014-LC17, Class A5, 3.917%, 10/10/47	1,292,950
1,844,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/10/47	1,945,409
8,030,000	COMM Mortgage Trust, Series 2017-COR2, Class A3, 3.510%, 9/10/50	8,474,341

Continued

27

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2019(Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$1,387	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.237%, 12/10/49(c)	$1,386
2,650,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class C, 5.884%, 11/10/46(b)(c)	2,755,976
6,410,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K064, Class A2, 3.224%, 3/25/27	6,774,816
3,350,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K068, Class A2, 3.244%, 8/25/27	3,547,287
3,920,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K069, Class A2, 3.187%, 9/25/27(c)	4,136,322
3,800,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K153, Class A3, 3.117%, 10/25/31(c)	3,942,731
9,580,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K155, Class A3, 3.750%, 4/25/33	10,589,565
5,452,203	FRESB Mortgage Trust, Series 2017-SB37, Class A10F, 2.750%, 7/25/27(c)	5,498,098
7,936,408	FRESB Mortgage Trust, Series 2018-SB52, Class A10F, 3.480%, 6/25/28(c)	8,345,433
1,498,818	FRESB Mortgage Trust, Series 2016-SB23, Class A5H, 1.980%, (LIBOR USD 1-Month plus 1.98%), 9/25/36(a)	1,490,962
1,759,000	GS Mortgage Securities Trust, Series 2010-C1, Class A2, 4.592%, 8/10/43(b)	1,781,178
3,000,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	3,062,394
2,524,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	2,697,085
2,044,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442%, 11/10/49(c)	2,155,249
1,680,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372%, 12/15/47	1,719,670
1,702,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648%, 12/15/49(c)	1,808,591
1,397,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	1,489,712
4,200,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.723%, 3/15/50	4,493,297
4,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(b)(c)	4,115,168
660,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	704,750
5,834,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	6,243,635
4,000,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class B, 5.554%, 9/15/47(b)(c)	4,165,696
640,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class C, 5.554%, 9/15/47(b)(c)	665,727
2,562,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A4, 3.049%, 11/15/49	2,635,797
10,000,000	Morgan Stanley Capital I, Inc., Series 2017-HR2, Class A4, 3.587%, 12/15/50	10,637,691

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$10,335,000	Morgan Stanley Capital I, Inc., Series 2018-H3, Class A5, 4.177%, 7/15/51	$11,484,432
2,500,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2, 4.393%, 11/15/43(b)	2,541,105
3,156,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	3,383,964
9,642,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581%, 10/15/50	10,227,175
1,679,217	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(b)(c)	1,730,296
2,000,000	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(b)(c)	2,064,463
8,405,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	8,660,501
1,500,000	WFRBS Commercial Mortgage Trust, Series 2012-C8, Class AS, 3.660%, 8/15/45	1,548,975
3,716,000	WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	3,943,550
1,008,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	1,077,343
	Total Commercial Mortgage-Backed Securities (Cost $174,004,959)	178,322,659

CORPORATE BONDS — 40.6%
	Aerospace & Defense — 0.3%
3,460,000	United Technologies Corp., 4.125%, 11/16/28	3,801,161
	Automobiles — 0.2%
288,000	Allison Transmission, Inc., 5.875%, 6/1/29(b)	303,120
2,949,000	General Motors Financial Co., Inc., 4.200%, 11/6/21	3,036,546
		3,339,666
	Banks — 7.4%
3,278,000	Associated Banc-Corp., 2.750%, 11/15/19	3,278,768
6,185,000	Bank of America Corp., 3.419%, 12/20/28(d)	6,364,340
8,259,000	Bank of America Corp., MTN, 3.093%, 10/1/25(d)	8,462,780
4,725,000	Bank of Montreal, Series E, 3.300%, 2/5/24	4,900,938
3,586,000	Capital One Financial Corp., 3.300%, 10/30/24	3,678,352
10,209,000	Citigroup, Inc., 3.200%, 10/21/26	10,411,578
2,825,000	Citigroup, Inc., Series N, 5.800%,(d)(e)	2,832,063
3,908,000	Citizens Bank NA / Providence RI, BKNT, 3.331%, (LIBOR USD 3-Month plus 0.81%), 5/26/22(a)	3,920,315
2,810,000	Cooperatieve Rabobank UA, 3.950%, 11/9/22	2,914,846
2,725,000	HSBC Holdings PLC, 4.250%, 3/14/24	2,876,779
3,945,000	ING Groep NV, 3.150%, 3/29/22	4,019,548
4,932,000	JPMorgan Chase & Co., 3.625%, 5/13/24	5,195,398
7,982,000	JPMorgan Chase & Co., 4.452%, 12/5/29(d)	8,900,230
2,000,000	KeyBank NA, BKNT, 2.500%, 12/15/19	2,000,360
2,921,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	3,119,012
4,331,000	Mitsubishi UFJ Financial Group, Inc., 3.761%, 7/26/23	4,528,800
5,000,000	PNC Financial Services Group, Inc. (The), 3.450%, 4/23/29	5,260,428
4,400,000	Sumitomo Mitsui Financial Group, Inc., 2.778%, 10/18/22	4,443,476
3,458,000	SunTrust Bank, BKNT, 3.689%, 8/2/24(d)	3,606,280

Continued

28

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2019(Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Banks — (continued)
$3,360,000	Toronto-Dominion Bank (The), 3.625%, 9/15/31(c)	$3,424,033
3,059,000	Wells Fargo & Co., MTN, 4.150%, 1/24/29	3,332,427
2,112,000	Westpac Banking Corp., GMTN, 4.322%, 11/23/31(c)	2,186,630
		99,657,381
	Beverages — 1.4%
2,838,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/29	3,221,715
4,613,000	Anheuser-Busch InBev Worldwide, Inc., 5.800%, 1/23/59	5,782,070
3,163,000	Bacardi, Ltd., 4.450%, 5/15/25(b)	3,362,485
3,246,000	Constellation Brands, Inc., 5.250%, 11/15/48	3,760,109
1,970,000	PepsiCo, Inc., 3.450%, 10/6/46	2,025,577
		18,151,956
	Biotechnology — 0.4%
4,116,000	Celgene Corp., 5.000%, 8/15/45	4,884,792
	Capital Goods — 0.3%
2,463,000	Keysight Technologies, Inc., 4.550%, 10/30/24	2,635,943
1,245,000	SBA Tower Trust, 2.898%, 10/15/19(b)	1,244,984
		3,880,927
	Capital Markets — 0.7%
3,268,000	Morgan Stanley, 3.971%, 7/22/38(d)	3,423,753
2,732,000	Morgan Stanley, 4.375%, 1/22/47	3,040,987
2,250,000	Morgan Stanley, GMTN, 5.500%, 1/26/20	2,288,659
		8,753,399
	Chemicals — 0.9%
2,542,000	Albemarle Corp., 5.450%, 12/1/44	2,728,539
3,151,000	Celanese U.S. Holdings, LLC, 3.500%, 5/8/24	3,234,590
3,878,000	INVISTA Finance, LLC, 4.250%, 10/15/19(b)	3,900,126
1,903,000	NOVA Chemicals Corp., 4.875%, 6/1/24(b)	1,969,605
		11,832,860
	Commercial Services & Supplies — 0.6%
1,400,000	Republic Services, Inc., 3.550%, 6/1/22	1,443,431
2,801,000	Waste Connections, Inc., 3.500%, 5/1/29	2,915,805
500,000	Waste Management, Inc., 3.900%, 3/1/35	534,384
2,692,000	Waste Management, Inc., 4.100%, 3/1/45	2,937,664
		7,831,284
	Construction Materials — 0.2%
2,667,000	Vulcan Materials Co., 4.500%, 6/15/47	2,569,561
	Diversified Financial Services — 2.0%
3,650,000	AerCap Ireland Capital, DAC/AerCap Global Aviation Trust, 4.875%, 1/16/24	3,919,387
1,759,000	Cantor Fitzgerald L.P., 4.875%, 5/1/24(b)	1,814,275
3,741,000	Credit Suisse Group Funding Guernsey, Ltd., 3.800%, 9/15/22	3,878,301
7,144,000	Goldman Sachs Group, Inc. (The), 3.000%, 4/26/22	7,212,315
3,379,000	Goldman Sachs Group, Inc. (The), 2.908%, 6/5/23(d)	3,415,341
2,560,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	3,432,529
3,187,000	Park Aerospace Holdings, Ltd., 4.500%, 3/15/23(b)	3,289,494
		26,961,642

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Diversified Telecommunication Services — 1.0%
$2,500,000	CommScope, Inc., 5.500%, 3/1/24(b)	$2,565,625
3,700,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.738%, 3/20/25(b)	3,838,750
6,066,000	Verizon Communications, Inc., 5.012%, 4/15/49	7,224,544
		13,628,919
	Electric Utilities — 2.2%
2,385,000	Dominion Energy, Inc., 2.579%, 7/1/20	2,381,573
3,432,000	Dominion Energy, Inc., 3.071%, 8/15/24	3,459,691
3,729,000	Duke Energy Progress, LLC, 3.600%, 9/15/47	3,721,630
2,198,000	Entergy Louisiana, LLC, 4.200%, 9/1/48	2,431,195
3,180,000	Entergy Mississippi, LLC, 3.100%, 7/1/23	3,237,411
2,965,000	Florida Power & Light Co., 3.990%, 3/1/49	3,251,831
2,700,000	Indiana Michigan Power Co., Series K, 4.550%, 3/15/46	3,035,867
3,042,000	Korea East-West Power Co., Ltd., 2.500%, 6/2/20(b)	3,044,636
2,164,000	Mississippi Power Co., 2.961%, (LIBOR USD 3-Month plus 0.65%), 3/27/20(a)	2,164,531
2,530,000	Ohio Edison Co., 6.875%, 7/15/36	3,393,378
		30,121,743
	Electrical Equipment — 0.2%
3,128,000	Textron, Inc., 3.650%, 3/1/21	3,185,304
	Energy Equipment & Services — 2.0%
3,101,000	Apache Corp., 4.375%, 10/15/28	3,240,594
4,009,000	Cenovus Energy, Inc., 4.250%, 4/15/27	4,152,818
2,633,000	Energy Transfer LP/Regency Energy Finance Corp., 5.000%, 10/1/22	2,798,935
1,180,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	1,446,906
1,565,000	Hess Corp., 7.875%, 10/1/29	1,979,828
3,326,000	Midwest Connector Capital Co., LLC, 3.900%, 4/1/24(b)	3,461,108
2,186,000	Nabors Industries, Inc., 5.750%, 2/1/25	1,937,343
2,128,000	NuStar Logistics L.P., 4.800%, 9/1/20	2,159,920
255,000	NuStar Logistics L.P., 6.000%, 6/1/26	263,925
1,438,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 3.400%, 11/15/26(b)	1,436,631
3,059,000	Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	3,426,301
1,145,000	Williams Cos., Inc. (The), 4.000%, 9/15/25	1,211,668
		27,515,977
	Equity Real Estate Investment Trusts (REITS) — 4.1%
2,895,000	Alexandria Real Estate Equities, Inc., 4.000%, 1/15/24	3,062,168
6,089,000	American Homes 4 Rent LP, 4.250%, 2/15/28	6,310,233
3,680,000	American Tower Trust, 3.652%, 3/23/28(b)	3,849,298
2,974,000	Crown Castle International Corp., 5.250%, 1/15/23	3,233,845
739,000	Duke Realty L.P., 3.250%, 6/30/26	751,110
3,415,000	Healthcare Realty Trust, Inc., 3.625%, 1/15/28	3,447,897
1,622,000	Host Hotels & Resorts LP, Series D, 3.750%, 10/15/23	1,661,611
2,539,000	Hudson Pacific Properties L.P., 3.950%, 11/1/27	2,584,679
975,000	Iron Mountain, Inc., 4.375%, 6/1/21(b)	984,750
2,853,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	2,966,721

Continued

29

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2019(Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Equity Real Estate Investment Trusts (REITS) — (continued)
$3,393,000	Kimco Realty Corp., 2.700%, 3/1/24	$3,385,672
3,157,000	Life Storage L.P., 4.000%, 6/15/29	3,238,690
3,350,000	Ontario Teachers’ Cadillac Fairview Properties Trust, 3.875%, 3/20/27(b)	3,528,618
3,039,000	Physicians Realty L.P., 4.300%, 3/15/27	3,137,507
1,608,000	Sabra Health Care L.P. / Sabra Capital Corp., 4.800%, 6/1/24	1,652,220
3,368,000	Spirit Realty L.P., 4.450%, 9/15/26	3,526,615
429,000	Starwood Property Trust, Inc., 3.625%, 2/1/21	427,928
896,000	Starwood Property Trust, Inc., 5.000%, 12/15/21	920,640
3,128,000	STORE Capital Corp., 4.625%, 3/15/29	3,329,219
2,500,000	WEA Finance, LLC / Westfield UK & Europe Finance PLC, 4.750%, 9/17/44(b)	2,760,238
		54,759,659
	Food & Staples Retailing — 1.4%
3,847,000	AbbVie, Inc., 4.875%, 11/14/48	4,048,972
2,992,000	Conagra Brands, Inc., 4.850%, 11/1/28	3,318,507
3,105,000	Conagra Brands, Inc., 5.300%, 11/1/38	3,368,093
5,163,000	CVS Health Corp., 4.300%, 3/25/28	5,444,270
2,336,000	Smithfield Foods, Inc., 5.200%, 4/1/29(b)	2,546,626
		18,726,468
	Food, Beverage & Tobacco — 0.1%
1,300,000	PepsiCo, Inc., 4.450%, 4/14/46	1,555,379
	Gas Utilities — 0.3%
4,124,000	Sempra Energy, 3.800%, 2/1/38	3,988,347
	Health Care Equipment & Services — 0.4%
1,302,000	HCA Healthcare, Inc., 6.250%, 2/15/21	1,363,845
3,065,000	HCA, Inc., 5.000%, 3/15/24	3,339,128
		4,702,973
	Health Care Providers & Services — 0.8%
3,373,000	Anthem, Inc., 4.101%, 3/1/28	3,608,360
2,889,000	Becton Dickinson and Co., 3.194%, (LIBOR USD 3-Month plus 0.88%), 12/29/20(a)	2,889,427
3,338,000	Becton Dickinson and Co., 3.700%, 6/6/27	3,485,468
1,360,000	DaVita, Inc., 5.000%, 5/1/25	1,342,660
		11,325,915
	Hotels, Restaurants & Leisure — 0.0%
258,000	Prime Security Services Borrower, LLC / Prime Finance, Inc., 9.250%, 5/15/23(b)	270,952
	Household Durables — 0.1%
1,100,000	Mohawk Industries, Inc., 3.850%, 2/1/23	1,144,594
	Insurance — 3.3%
2,975,000	Aegon NV, 5.500%, 4/11/48(d)	3,064,250
575,000	Alleghany Corp., 4.900%, 9/15/44	630,465
3,217,000	American Equity Investment Life Holding Co., 5.000%, 6/15/27	3,299,675
2,424,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	2,561,194
3,052,000	Assurant, Inc., 3.583%, (LIBOR USD 3-Month plus 1.25%), 3/26/21(a)	3,052,210
2,028,000	Athene Global Funding, 2.750%, 4/20/20(b)	2,032,316
2,093,000	Athene Holding, Ltd., 4.125%, 1/12/28	2,110,125
2,915,000	Carlyle Finance, LLC, 5.650%, 9/15/48(b)	3,165,884
2,779,000	CBRE Services, Inc., 5.250%, 3/15/25	3,067,684

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Insurance — (continued)
$2,680,000	KKR Group Finance Co. III, LLC, 5.125%, 6/1/44(b)	$2,979,617
2,007,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(b)	3,292,396
2,000,000	Meiji Yasuda Life Insurance Co., 5.200%, 10/20/45(b)(c)	2,165,000
1,967,000	Ohio National Life Insurance Co., 6.875%, 6/15/42(b)	2,382,469
1,715,000	Oil Insurance, Ltd., 5.301%,(b)(c)(e)	1,654,727
3,765,000	Reinsurance Group of America, Inc., 3.900%, 5/15/29	3,908,232
2,049,000	Symetra Financial Corp., 4.250%, 7/15/24	2,120,283
2,117,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	3,035,686
		44,522,213
	IT Services — 0.3%
3,472,000	Fiserv, Inc., 3.200%, 7/1/26	3,543,801
	Machinery — 0.0%
230,000	Colfax Corp., 6.000%, 2/15/24(b)	243,225
	Media — 2.0%
1,406,000	AMC Networks, Inc., 4.750%, 8/1/25	1,420,060
4,310,000	Charter Communications Operating, LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	5,061,721
5,509,000	Comcast Corp., 3.700%, 4/15/24	5,846,967
2,511,000	Comcast Corp., 4.600%, 10/15/38	2,875,213
4,829,000	Discovery Communications, LLC, 5.200%, 9/20/47	5,103,946
2,983,000	Fox Corp., 5.476%, 1/25/39(b)	3,520,119
3,426,000	Viacom, Inc., 4.375%, 3/15/43	3,351,340
		27,179,366
	Metals & Mining — 0.3%
3,176,000	Nucor Corp., 4.400%, 5/1/48	3,475,651
	Multi-Utilities — 0.5%
2,275,000	CMS Energy Corp., 4.700%, 3/31/43	2,504,698
1,903,000	Progress Energy, Inc., 3.150%, 4/1/22	1,938,729
1,643,000	Puget Sound Energy, Inc., 4.223%, 6/15/48	1,836,169
		6,279,596
	Oil, Gas & Consumable Fuels — 1.2%
2,970,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.200%, 12/1/47	3,144,662
803,000	Energy Transfer Operating L.P., 6.125%, 12/15/45	909,811
2,609,000	HollyFrontier Corp., 5.875%, 4/1/26	2,857,311
2,071,000	Marathon Petroleum Corp., 5.375%, 10/1/22	2,102,766
3,904,549	Northern Oil and Gas, Inc., 9.500%, 5/15/23	4,031,447
2,356,000	Saudi Arabian Oil Co., 4.375%, 4/16/49(b)	2,389,231
		15,435,228
	Pharmaceuticals — 0.5%
2,094,000	Merck & Co., Inc., 3.900%, 3/7/39	2,283,100
3,864,000	Shire Acquisitions Investments Ireland DAC, 2.400%, 9/23/21	3,859,255
		6,142,355
	Road & Rail — 0.4%
2,619,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	3,135,679

Continued

30

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2019(Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Road & Rail — (continued)
$2,751,000	JB Hunt Transport Services, Inc., 3.875%, 3/1/26	$2,881,012
		6,016,691
	Semiconductors & Semiconductor Equipment — 0.5%
3,988,000	Lam Research Corp., 4.000%, 3/15/29	4,253,022
2,210,000	Microchip Technology, Inc., 3.922%, 6/1/21	2,249,660
		6,502,682
	Software — 1.4%
1,978,000	Dell International, LLC / EMC Corp., 5.875%, 6/15/21(b)	2,010,834
3,014,000	Dell International, LLC / EMC Corp., 4.900%, 10/1/26(b)	3,144,671
1,779,000	International Business Machines Corp., 3.000%, 5/15/24	1,826,985
1,941,000	International Business Machines Corp., 3.300%, 5/15/26	2,012,065
4,986,000	Microsoft Corp., 4.750%, 11/3/55	6,329,298
2,959,000	Trimble, Inc., 4.900%, 6/15/28	3,170,287
		18,494,140
	Specialty Retail — 1.4%
3,200,000	Dollar Tree, Inc., 4.200%, 5/15/28	3,313,973
3,150,000	ERAC USA Finance, LLC, 4.200%, 11/1/46(b)	3,208,033
2,972,000	Expedia Group, Inc., 5.000%, 2/15/26	3,237,208
3,169,000	Lowe’s Cos., Inc., 4.550%, 4/5/49	3,402,183
2,288,000	Match Group, Inc., 5.625%, 2/15/29(b)	2,413,840
3,345,000	Target Corp., 3.375%, 4/15/29	3,548,546
		19,123,783
	Telecommunication Services — 1.2%
3,250,000	AT&T, Inc., 3.400%, 6/15/22	3,336,711
6,458,000	AT&T, Inc., 4.100%, 2/15/28	6,832,987
5,343,000	AT&T, Inc., 4.750%, 5/15/46	5,642,285
		15,811,983
	Textiles,Apparel & Luxury Goods — 0.2%
3,089,000	Cintas Corp. No 2, 3.700%, 4/1/27	3,289,080
	Tobacco — 0.2%
3,567,000	BAT Capital Corp., 4.540%, 8/15/47	3,308,357
	Trading Companies & Distributors — 0.2%
2,856,000	Ashtead Capital, Inc., 5.625%, 10/1/24(b)	2,955,960
	Total Corporate Bonds (Cost $523,487,337)	544,914,970
MORTGAGE-BACKED SECURITIES — 14.2%
	Fannie Mae — 7.9%
2,754	5.000%, 8/1/20, Pool #832058	2,818
51,396	5.000%, 9/1/25, Pool #255892	54,323
9,419,588	3.010%, 11/1/27, Pool #AN7299	9,761,635
2,860,234	4.000%, 12/1/33, Pool #MA1689	3,012,459
1,794,767	4.000%, 6/1/34, Pool #MA1922	1,890,263
80,985	6.500%, 1/1/35, Pool #809198	92,416
1,651,588	4.000%, 3/1/35, Pool #MA2211	1,739,481
20,026	7.000%, 6/1/35, Pool #255820	22,314
61,883	6.500%, 3/1/36, Pool #866062	69,870
32,954	6.500%, 7/1/36, Pool #885493	36,552
6,253,261	3.430%, 6/1/37, Pool #AN5480	6,609,675
666,241	5.500%, 8/1/37, Pool #995082	740,027

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae — (continued)
$410,430	4.500%, 10/1/39, Pool #AC2645	$440,607
298,065	5.000%, 6/1/40, Pool #AD4927	323,854
249,251	5.000%, 6/1/40, Pool #AD8718	270,869
899,600	4.500%, 12/1/40, Pool #AH1100	966,216
314,947	4.500%, 3/1/41, Pool #AB2467	339,879
627,196	4.500%, 5/1/41, Pool #AI1023	673,649
447,678	4.500%, 11/1/41, Pool #AJ4994	480,828
667,543	4.500%, 12/1/41, Pool #AJ7696	716,947
1,509,833	3.500%, 6/1/42, Pool #AB5373	1,566,327
2,667,946	4.000%, 9/1/42, Pool #MA1178	2,813,098
2,014,166	3.500%, 5/1/43, Pool #AB9368	2,091,766
1,767,838	3.500%, 5/1/43, Pool #AL3605	1,845,759
2,073,602	3.500%, 8/1/43, Pool #AU0613	2,161,816
899,105	4.500%, 11/1/44, Pool #MA2100	956,504
2,151,750	4.500%, 1/1/45, Pool #MA2158	2,288,028
2,975,229	4.000%, 3/1/45, Pool #MA2217	3,111,912
2,768,901	4.000%, 6/1/46, Pool #MA2653	2,896,095
3,062,755	4.500%, 7/1/46, Pool #AS7568	3,232,133
3,351,310	4.000%, 11/1/46, Pool #MA2808	3,505,264
5,101,858	4.000%, 5/1/47, Pool #BE9598	5,321,222
12,970,449	3.500%, 6/1/47, Pool #BE3695	13,345,460
2,631,831	4.000%, 7/1/47, Pool #MA3058	2,744,989
6,004,559	4.000%, 8/1/47, Pool #BH5117	6,255,345
12,375,671	4.000%, 4/1/48, Pool #BM3900	12,877,156
9,864,084	5.000%, 8/1/48, Pool #CA2219	10,478,872
		105,736,428
	Freddie Mac — 6.3%
29,488	5.500%, 10/1/21, Pool #G12425	30,181
34,949	5.000%, 12/1/21, Pool #J04025	35,774
74,863	5.000%, 7/1/25, Pool #C90908	79,168
262,563	2.500%, 1/1/28, Pool #J22069	265,056
990,520	3.500%, 7/1/30, Pool #G18562	1,027,104
85,722	5.000%, 3/1/36, Pool #G08115	93,731
3,092,365	4.000%, 4/1/36, Pool #C91874	3,258,913
4,373,856	3.500%, 6/1/36, Pool #C91875	4,515,087
23,094	5.000%, 7/1/36, Pool #G02291	25,271
2,467,781	3.500%, 8/1/36, Pool #C91888	2,547,473
253,053	6.500%, 9/1/36, Pool #G08152	292,632
5,493,654	3.500%, 11/1/36, Pool #C91906	5,671,061
82,623	5.000%, 2/1/37, Pool #A57714	89,863
3,170,027	4.000%, 5/1/37, Pool #C91938	3,311,350
111,426	4.500%, 10/1/39, Pool #A89346	119,760
333,024	5.000%, 6/1/40, Pool #C03479	362,158
945,968	5.000%, 7/1/40, Pool #A93070	1,028,723
114,385	5.000%, 9/1/40, Pool #C03518	124,393
1,169,737	4.000%, 12/1/42, Pool #G07266	1,234,351
949,283	3.500%, 5/1/43, Pool #Q18305	986,165
679,049	4.000%, 5/1/44, Pool #V81186	711,531
353,389	4.000%, 7/1/44, Pool #G08595	370,348
383,036	4.000%, 9/1/44, Pool #Q28299	400,947
8,119,563	3.500%, 5/1/46, Pool #G08706	8,373,368
1,885,417	4.000%, 8/1/46, Pool #G08717	1,973,279
5,121,080	3.500%, 9/1/46, Pool #G08722	5,286,599
17,042,537	3.500%, 2/1/47, Pool #Q46278	17,556,551
9,405,475	3.500%, 9/1/47, Pool #Q50962	9,689,161
1,975,963	3.500%, 1/1/48, Pool #Q53640	2,033,839
3,223,127	4.000%, 2/1/48, Pool #G61816	3,362,891
2,102,020	4.000%, 6/1/48, Pool #G67713	2,214,566
7,595,540	4.000%, 4/1/49, Pool #Q62771	7,882,683
		84,953,977

Continued

31

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2019(Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Ginnie Mae — 0.0%
$172,367	5.000%, 2/15/40, Pool #737037	$189,662
	Total Mortgage-Backed Securities (Cost $188,579,414)	190,880,067

MUNICIPAL BONDS — 2.9%
	Alabama — 0.2%
3,000,000	Alabama Economic Settlement Authority, Economic Imports, Taxable BP - Settlement Revenue, Series B, 4.263%, 9/15/32	3,293,370
	California — 0.3%
1,889,000	California Institute of Technology, 4.283%, 9/1/16	2,135,501
1,285,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	2,027,653
		4,163,154
	Connecticut — 0.2%
3,000,000	State of Connecticut Special Tax Revenue, Build America Bonds, Transition Infrastructure, Series B, 4.126%, 11/1/20	3,073,320
	Illinois — 0.3%
1,800,000	State of Illinois, Public Improvements, Taxable Building Revenue, 3.481%, 6/15/26	1,833,696
3,130,000	State of Illinois, Public Improvements, Taxable Revenue, Series B, 2.620%, 6/15/26	3,021,671
		4,855,367
	New Jersey — 0.3%
1,335,000	New Jersey Economic Development Authority, Advance Refunding Revenue, Series B, 5.000%, 11/1/19	1,350,045
2,375,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Taxable, Series C, 4.521%, 6/15/21	2,448,744
		3,798,789
	New York — 0.4%
3,020,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Taxable Revenue, Callable 2/1/27 @ 100, 3.330%, 2/1/28	3,158,920
1,640,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.874%, 3/1/21	1,710,044
		4,868,964
	North Carolina — 0.2%
2,600,000	Duke University, 3.299%, 10/1/46	2,573,260
	Ohio — 0.4%
5,658,000	Premier Health Partners, Series G, Callable 5/15/26 @ 100, 2.911%, 11/15/26	5,354,524
	Pennsylvania — 0.6%
1,005,000	Commonwealth Financing Authority, School Improvements, Taxable Revenue, Series A, 4.014%, 6/1/33	1,101,430
4,375,000	Lehigh University, 3.479%, 11/15/46	4,388,663

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Pennsylvania — (continued)
$2,260,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	$2,323,235
		7,813,328
	Total Municipal Bonds (Cost $38,583,622)	39,794,076

U.S. GOVERNMENT AGENCIES — 0.3%
	Federal Home Loan Bank — 0.3%
4,105,000	2.900%, 6/28/27	4,105,089
	Total U.S. Government Agencies (Cost $4,105,000)	4,105,089

U.S. TREASURY BONDS — 1.9%
25,587,200	2.500%, 2/15/45	25,490,249
	Total U.S. Treasury Bonds (Cost $22,629,999)	25,490,249

U.S. TREASURY NOTES — 0.4%
1,602,300	2.500%, 2/28/26	1,666,580
2,255,500	2.250%, 8/15/27	2,310,213
1,149,700	2.250%, 11/15/27	1,177,005
	Total U.S. Treasury Notes (Cost $4,960,912)	5,153,798

Shares
PREFERRED STOCKS — 0.1%
	Energy Equipment & Services — 0.1%
90,000	Energy Transfer Operating L.P., Series D, 7.625%(c)	2,197,800
	Total Preferred Stocks (Cost $2,255,400)	2,197,800
MONEY MARKET FUND — 0.6%
7,734,645	Federated Treasury Obligations Fund, Institutional Shares, 2.23%(f)	7,734,645
	Total Money Market Fund (Cost $7,734,645)	7,734,645
Total Investments — 99.5% (Cost $1,297,906,349)		1,336,313,774
Net Other Assets (Liabilities) — 0.5%		6,571,749
NET ASSETS — 100.0%.		$1,342,885,523

Continued

32

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2019(Unaudited)

(a)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2019. The maturity date reflected is the final maturity date.
(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. Sterling Capital Management LLC (the “Advisor”), using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2019. The maturity date reflected is the final maturity date.
(d)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Represents the current yield as of report date.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

Continued

33

Sterling Capital Corporate Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — 97.9%
	Aerospace & Defense — 0.7%
$150,000	L3 Technologies, Inc., 4.950%, 2/15/21	$154,996
	Automobiles — 1.5%
200,000	Allison Transmission, Inc., 5.875%, 6/1/29(a)	210,500
142,000	General Motors Financial Co., Inc., 3.200%, 7/6/21	143,247
		353,747
	Banks — 15.7%
200,000	Associated Banc-Corp., 2.750%, 11/15/19	200,047
225,000	Bank of America Corp., 3.366%, 1/23/26(b)	232,175
230,000	Bank of America Corp., MTN, 2.503%, 10/21/22	230,579
188,000	Bank of America Corp., MTN, 3.093%, 10/1/25(b)	192,639
110,000	Bank of Montreal, Series E, 3.300%, 2/5/24	114,096
185,000	Capital One Financial Corp., 3.200%, 2/5/25	188,541
400,000	Citigroup, Inc., 4.400%, 6/10/25	426,898
250,000	Citizens Bank NA / Providence RI, BKNT, 3.331%, (LIBOR USD 3-Month plus 0.81%), 5/26/22(c)	250,788
250,000	Cooperatieve Rabobank UA, 3.950%, 11/9/22	259,328
300,000	HSBC Holdings PLC, 3.262%, 3/13/23(b)	305,575
272,000	JPMorgan Chase & Co., 3.625%, 5/13/24	286,526
157,000	JPMorgan Chase & Co., Series I, 6.053%,(d)(e)	156,915
225,000	Sumitomo Mitsui Financial Group, Inc., 2.778%, 10/18/22	227,223
200,000	Toronto-Dominion Bank (The), 3.625%, 9/15/31(e)	203,811
110,000	Westpac Banking Corp., 2.800%, 1/11/22	111,369
250,000	Zions Bancorp NA, 3.500%, 8/27/21	255,159
		3,641,669
	Beverages — 4.5%
225,000	Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc., 3.650%, 2/1/26	236,577
155,000	Bacardi, Ltd., 4.450%, 5/15/25(a)	164,776
160,000	Bacardi, Ltd., 4.700%, 5/15/28(a)	171,173
235,000	Coca-Cola Co. (The), 2.250%, 9/1/26	233,408
235,000	Constellation Brands, Inc., 3.218%, (LIBOR USD 3-Month plus 0.70%), 11/15/21(c)	235,118
		1,041,052
	Capital Goods — 2.2%
61,000	Keysight Technologies, Inc., 4.550%, 10/30/24	65,283
300,000	SBA Tower Trust, 2.898%, 10/15/19(a)	299,996
135,000	Trimble, Inc., 4.900%, 6/15/28	144,640
		509,919
	Chemicals — 2.3%
88,000	Celanese U.S. Holdings, LLC, 3.500%, 5/8/24	90,334
132,000	DowDuPont, Inc., 4.493%, 11/15/25	146,066
140,000	FMC Corp., 3.950%, 2/1/22	144,334
34,000	NOVA Chemicals Corp., 4.875%, 6/1/24(a)	35,190
110,000	Westlake Chemical Corp., 3.600%, 8/15/26	111,732
		527,656
	Commercial Services & Supplies — 2.7%
110,000	Outfront Media Capital, LLC / Outfront Media Capital Corp., 5.000%, 8/15/27(a)	112,607
141,000	Waste Connections, Inc., 3.500%, 5/1/29	146,779
250,000	Waste Management, Inc., 2.950%, 6/15/24	257,694

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Commercial Services & Supplies — (continued)
$110,000	WPP Finance 2010, 3.625%, 9/7/22	$113,245
		630,325
	Communications Equipment — 0.3%
81,000	CommScope Technologies, LLC, 5.000%, 3/15/27(a)	70,470
	Diversified Financial Services — 10.3%
110,000	American Express Co., 3.000%, 10/30/24	112,758
190,000	Ares Finance Co., LLC, 4.000%, 10/8/24(a)	188,661
120,000	Avolon Holdings Funding, Ltd., 3.625%, 5/1/22(a)	121,632
60,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(a)	61,885
461,000	Goldman Sachs Group, Inc. (The), 2.908%, 6/5/23(b)	465,958
378,000	Goldman Sachs Group, Inc. (The), 4.250%, 10/21/25	400,823
60,000	Jefferies Group, LLC / Jefferies Group Capital Finance, Inc., 4.850%, 1/15/27	61,908
168,000	KKR Group Finance Co. VI, LLC, 3.750%, 7/1/29(a)	172,416
200,000	KKR Group Finance Co., LLC, 6.375%, 9/29/20(a)	209,326
250,000	Macquarie Group, Ltd., 6.250%, 1/14/21(a)	263,480
210,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(a)	218,657
111,000	ORIX Corp., 2.900%, 7/18/22	112,690
		2,390,194
	Diversified Telecommunication Services — 3.7%
110,000	AT&T, Inc., 3.000%, 6/30/22	111,926
251,000	AT&T, Inc., 4.100%, 2/15/28	265,574
200,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.738%, 3/20/25(a)	207,500
150,000	Telefonica Emisiones SA, 4.103%, 3/8/27	159,348
109,000	Verizon Communications, Inc., 4.016%, 12/3/29(a)	118,019
		862,367
	Electric Utilities — 1.8%
200,000	Appalachian Power Co., 4.600%, 3/30/21	206,450
200,000	Exelon Corp., 3.950%, 6/15/25	212,292
		418,742
	Electrical Equipment — 0.8%
185,000	Textron, Inc., 3.650%, 3/1/21	188,389
	Energy Equipment & Services — 5.5%
101,923	Cenovus Energy, Inc., 5.700%, 10/15/19	102,711
200,000	Cenovus Energy, Inc., 4.250%, 4/15/27	207,175
160,000	Energy Transfer Operating L.P., 4.050%, 3/15/25	166,551
89,000	Hess Corp., 7.875%, 10/1/29	112,591
165,000	Midwest Connector Capital Co., LLC, 3.900%, 4/1/24(a)	171,703
153,000	MPLX L.P., 4.125%, 3/1/27	160,154
95,000	Nabors Industries, Inc., 5.750%, 2/1/25	84,194
43,000	NuStar Logistics L.P., 4.800%, 9/1/20	43,645
110,000	NuStar Logistics L.P., 6.000%, 6/1/26	113,850
96,000	Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	107,527
		1,270,101

See accompanying Notes to the Schedules of Portfolio Investments.

34

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Entertainment — 0.6%
$140,000	Cedar Fair L.P., 5.250%, 7/15/29(a)	$142,843

	Equity Real Estate Investment Trusts (REITS) — 12.4%
192,000	Alexandria Real Estate Equities, Inc., 4.600%, 4/1/22	202,413
170,000	American Homes 4 Rent LP, 4.250%, 2/15/28	176,177
157,000	American Tower Trust, 3.652%, 3/23/28(a)	164,223
115,000	Duke Realty L.P., 3.250%, 6/30/26	116,884
200,000	Essex Portfolio L.P., 3.250%, 5/1/23	203,736
186,000	Healthcare Realty Trust, Inc., 3.625%, 1/15/28	187,792
233,000	Host Hotels & Resorts LP, Series D, 3.750%, 10/15/23	238,690
160,000	Hudson Pacific Properties L.P., 3.950%, 11/1/27	162,879
233,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	242,287
200,000	Kimco Realty Corp., 2.700%, 3/1/24	199,568
83,000	Life Storage L.P., 4.000%, 6/15/29	85,148
189,000	Physicians Realty L.P., 4.300%, 3/15/27	195,126
120,000	Realty Income Corp., 4.650%, 8/1/23	129,653
94,000	Sabra Health Care L.P. / Sabra Capital Corp., 4.800%, 6/1/24	96,585
250,000	Spirit Realty L.P., 4.450%, 9/15/26	261,774
21,000	Starwood Property Trust, Inc., 3.625%, 2/1/21	20,948
29,000	Starwood Property Trust, Inc., 5.000%, 12/15/21	29,797
165,000	STORE Capital Corp., 4.625%, 3/15/29	175,614
		2,889,294
	Food Products — 1.5%
160,000	Conagra Brands, Inc., 4.300%, 5/1/24	169,733
161,000	Smithfield Foods, Inc., 5.200%, 4/1/29(a)	175,517
		345,250
	Food, Beverage & Tobacco — 1.1%
140,000	CVS Health Corp., 3.700%, 3/9/23	144,780
100,000	Darling Ingredients, Inc., 5.250%, 4/15/27(a)	104,500
		249,280
	Health Care Providers & Services — 2.1%
135,000	Becton Dickinson and Co., 3.700%, 6/6/27	140,964
140,000	Celgene Corp., 3.250%, 8/15/22	143,800
69,000	DaVita, Inc., 5.000%, 5/1/25	68,120
26,000	HCA Healthcare, Inc., 6.250%, 2/15/21	27,235
105,000	HCA, Inc., 5.000%, 3/15/24	114,391
		494,510
	Hotels, Restaurants & Leisure — 0.8%
154,000	Hyatt Hotels Corp., 4.375%, 9/15/28	162,926
21,000	Prime Security Services Borrower, LLC / Prime Finance, Inc., 9.250%, 5/15/23(a)	22,054
		184,980
	Industrial Conglomerates — 0.9%
214,000	Carlisle Cos., Inc., 3.500%, 12/1/24	218,960
	Insurance — 10.5%
155,000	Alleghany Corp., 4.950%, 6/27/22	165,567
164,000	American Equity Investment Life Holding Co., 5.000%, 6/15/27	168,215
160,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	169,056

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Insurance — (continued)
$92,000	AXA Equitable Holdings, Inc., 3.900%, 4/20/23	$95,850
180,000	CBRE Services, Inc., 5.250%, 3/15/25	198,698
163,000	Horace Mann Educators Corp., 4.500%, 12/1/25	170,138
110,000	Jackson National Life Global Funding, 3.250%, 1/30/24(a)	113,299
55,000	Liberty Mutual Group, Inc., 4.250%, 6/15/23(a)	58,144
190,000	Liberty Mutual Group, Inc., 4.569%, 2/1/29(a)	208,840
475,000	Morgan Stanley, GMTN, 3.700%, 10/23/24	501,139
165,000	Oil Insurance, Ltd., 5.301%,(a)(d)(e)	159,201
164,000	Radian Group, Inc., 4.875%, 3/15/27	165,025
270,000	Symetra Financial Corp., 4.250%, 7/15/24	279,393
		2,452,565
	IT Services — 0.8%
175,000	Fiserv, Inc., 2.750%, 7/1/24	176,560
	Media — 3.2%
69,000	AMC Networks, Inc., 4.750%, 8/1/25	69,690
165,000	Charter Communications Operating, LLC / Charter Communications Operating Capital, 4.200%, 3/15/28	171,398
158,000	Comcast Corp., 4.150%, 10/15/28	174,140
143,000	Discovery Communications, LLC, 3.950%, 3/20/28	147,212
165,000	Viacom, Inc., 3.875%, 4/1/24	171,921
		734,361
	Metals & Mining — 0.6%
124,000	Nucor Corp., 3.950%, 5/1/28	134,022
	Multi-Utilities — 2.1%
200,000	Entergy Louisiana, LLC, 4.440%, 1/15/26	216,388
275,000	Progress Energy, Inc., 3.150%, 4/1/22	280,163
		496,551
	Oil, Gas & Consumable Fuels — 2.1%
105,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 1/15/25	111,104
84,000	HollyFrontier Corp., 5.875%, 4/1/26	91,995
146,000	Marathon Petroleum Corp., 5.375%, 10/1/22	148,239
128,610	Northern Oil and Gas, Inc., 9.500%, 5/15/23	132,790
		484,128
	Pharmaceuticals — 0.6%
143,000	Merck & Co., Inc., 3.400%, 3/7/29	152,207
	Retailing — 0.4%
90,000	Tapestry, Inc., 3.000%, 7/15/22	90,105
	Semiconductors & Semiconductor Equipment — 1.3%
161,000	Lam Research Corp., 4.000%, 3/15/29	171,699
130,000	Microchip Technology, Inc., 3.922%, 6/1/21	132,333
		304,032
	Specialty Retail — 1.9%
167,000	Dollar Tree, Inc., 4.200%, 5/15/28	172,948
157,000	Expedia Group, Inc., 5.000%, 2/15/26	171,010
104,000	Match Group, Inc., 5.625%, 2/15/29(a)	109,720
		453,678

Continued

35

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Technology Hardware, Storage & Peripherals — 1.0%
$80,000	Dell International, LLC / EMC Corp., 5.875%, 6/15/21(a)	$81,328
145,000	Dell International, LLC / EMC Corp., 4.900%, 10/1/26(a)	151,286
		232,614
	Textiles,Apparel & Luxury Goods — 0.3%
75,000	Cintas Corp. No 2, 3.700%, 4/1/27	79,858
	Tobacco — 0.8%
180,000	BAT Capital Corp., 3.557%, 8/15/27	179,053
	Trading Companies & Distributors — 0.9%
200,000	Ashtead Capital, Inc., 5.625%, 10/1/24(a)	207,000
	Total Corporate Bonds (Cost $21,940,676)	22,761,478

Shares		Fair Value
MONEY MARKET FUND — 2.0%
468,184	Federated Treasury Obligations Fund, Institutional Shares, 2.23%(f)	$468,184
	Total Money Market Fund (Cost $468,184)	468,184
Total Investments — 99.9% (Cost $22,408,860)		23,229,662
Net Other Assets (Liabilities) — 0.1%		25,637
NET ASSETS — 100.0%		$23,255,299

(a)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. Sterling Capital Management LLC (the “Advisor”), using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(c)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2019. The maturity date reflected is the final maturity date.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2019. The maturity date reflected is the final maturity date.
(f)	Represents the current yield as of report date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

Continued

36

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 21.7%
$424,265	Aegis Asset Backed Securities Trust, Series 2005-5, Class 1A4, 2.754%, (LIBOR USD 1-Month plus 0.35%), 12/25/35(a)	$423,008
400,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.710%, 8/18/22	401,385
103,970	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 2.744%, (LIBOR USD 1-Month plus 0.34%), 11/25/35(a)	104,124
500,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-1A, Class A, 3.070%, 9/20/23(b)	507,443
300,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-2A, Class A, 2.970%, 3/20/24(b)	304,611
186,112	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 3.804%, (LIBOR USD 1-Month plus 1.40%), 10/25/34(a)	187,004
87,198	Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class M2, 3.979%, (LIBOR USD 1-Month plus 1.58%), 12/25/34(a)	88,605
450,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	612,258
41,377	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.017%, 6/25/37	42,073
411,906	Encore Credit Receivables Trust, Series 2005-4, Class M2, 2.844%, (LIBOR USD 1-Month plus 0.44%), 1/25/36(a)	412,041
500,000	Ford Credit Auto Owner Trust, Series 2019-1, Class A, 3.520%, 7/15/30(b)	522,883
350,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/31(b)	360,748
197,684	GSAMP Trust, Series 2006-SEA1, Class M1, 2.904%, (LIBOR USD 1-Month plus 0.50%), 5/25/36(a)(b)	196,424
750,000	Hertz Vehicle Financing II L.P., Series 2015-3A, Class A, 2.670%, 9/25/21(b)	751,173
304,011	Home Equity Asset Trust, Series 2005-7, Class M1, 2.854%, (LIBOR USD 1-Month plus 0.45%), 1/25/36(a)	305,230
121,075	Home Equity Asset Trust, Series 2005-8, Class M1, 2.834%, (LIBOR USD 1-Month plus 0.43%), 2/25/36(a)	121,502
301,832	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 3.109%, (LIBOR USD 1-Month plus 0.71%), 6/25/35(a)	302,632
122,512	Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M2, 3.109%, (LIBOR USD 1-Month plus 0.71%), 8/25/35(a)	122,873
283,406	New Century Home Equity Loan Trust, Series 2005-4, Class M2, 2.914%, (LIBOR USD 1-Month plus 0.51%), 9/25/35(a)	283,645
300,737	Park Place Securities, Inc., Series 2005-WHQ2, Class M2, 3.094%, (LIBOR USD 1-Month plus 0.69%), 5/25/35(a)	301,554
224,303	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WCW3, Class M1, 2.884%, (LIBOR USD 1-Month plus 0.48%), 8/25/35(a)	225,119
269,839	RAMP Trust, Series 2005-RZ4, Class M2, 2.904%, (LIBOR USD 1-Month plus 0.50%), 11/25/35(a)	269,679

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$400,000	Santander Drive Auto Receivables Trust, Series 2018-4, Class B, 3.270%, 1/17/23	$403,133
221,111	Saxon Asset Securities Trust, Series 2004-3, Class M1, 3.304%, (LIBOR USD 1-Month plus 0.90%), 12/26/34(a)	220,076
135,517	United States Small Business Administration, Series 2010-20D, Class 1, 4.360%, 4/1/30	145,426
	Total Asset Backed Securities (Cost $7,289,700)	7,614,649

COLLATERALIZED MORTGAGE OBLIGATIONS — 24.1%
71,913	Banc of America Funding Trust, Series 2005-B, Class 3A1, 2.843%, (LIBOR USD 1-Month plus 0.46%), 4/20/35(a)	71,844
59,916	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	61,530
67,547	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A4, 5.500%, 2/25/35	70,327
10,268	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	10,225
111,141	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	114,001
65,673	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	67,838
113,994	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	119,274
192,600	Fannie Mae, Series 2003-21, Class OW, 4.000%, 3/25/33	205,857
23,476	Fannie Mae, Series 2003-19, Class AR, 5.500%, 3/25/33	26,303
380,000	Fannie Mae, Series 2011-131, Class PB, 4.500%, 12/25/41	427,241
514,000	Fannie Mae, Series 2013-2, Class LB, 3.000%, 2/25/43	516,790
585,000	Fannie Mae, Series 2013-30, Class PY, 3.000%, 4/25/43	599,676
127,107	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/25/44(b)(c)	127,554
26,539	Freddie Mac, Series 4079, Class WV, 3.500%, 3/15/27	27,403
195,000	Freddie Mac, Series 4097, Class CU, 1.500%, 8/15/27	182,851
357,471	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	379,900
180,000	Freddie Mac, Series 4230, Class VB, 2.500%, 12/15/31	181,519
163,306	Freddie Mac, Series 2485, Class WG, 6.000%, 8/15/32	183,993
533,000	Freddie Mac, Series 4136, Class PY, 2.000%, 11/15/32	490,566
400,000	Freddie Mac, Series 4160, Class HH, 2.500%, 12/15/32	400,056
226,908	Freddie Mac, Series 3440, Class EM, 5.000%, 4/15/38	248,285
428,011	Freddie Mac, Series 3816, Class HM, 4.500%, 5/15/40	454,386
500,000	Freddie Mac, Series 3714, Class PB, 4.750%, 8/15/40	585,150

See accompanying Notes to the Schedules of Portfolio Investments.

37

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments — (continued)

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$88,040	Freddie Mac, Series 3803, Class PJ, 4.250%, 1/15/41	$91,120
200,000	Freddie Mac, Series 3815, Class TB, 4.500%, 2/15/41	225,862
136,284	Freddie Mac, Series 4293, Class MH, 3.000%, 12/15/41	138,959
400,000	Freddie Mac, Series 3989, Class JW, 3.500%, 1/15/42	418,435
500,000	Freddie Mac, Series 4650, Class BC, 3.500%, 5/15/43	516,469
560,022	Freddie Mac, Series 4508, Class UZ, 3.000%, 7/15/43	543,105
149,788	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.500%, 11/25/57(b)(c)	150,861
286,913	Galton Funding Mortgage Trust, Series 2018-2, Class A41, 4.500%, 10/25/58(b)(c)	294,023
57,174	Ginnie Mae, Series 2010-85, Class DQ, 3.000%, 12/20/39	58,160
222,296	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	231,820
52,016	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	52,356
142,801	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	141,801
57,413	RBSGC Mortgage Loan Trust, Series 2007-B, Class 3A1, 4.780%, 7/25/35(c)	58,643
6,978	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	7,100
	Total Collateralized Mortgage Obligations (Cost $8,168,826)	8,481,283
COMMERCIAL MORTGAGE-BACKED SECURITIES — 21.2%
500,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(c)	530,461
300,000	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class AS, 4.544%, 11/10/46	324,750
250,000	COMM Mortgage Trust, Series 2017-COR2, Class A3, 3.510%, 9/10/50	263,834
92	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.237%, 12/10/49(c)	92
500,000	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 8/15/48	530,258
200,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class C, 5.884%, 11/10/46(b)(c)	207,998
492,695	FRESB Mortgage Trust, Series 2017-SB36, Class A10F, 2.880%, 7/25/27(c)	502,855
150,000	Ginnie Mae, Series 2011-20, Class C, 3.562%, 4/16/41(c)	153,952
175,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	178,640
550,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class AS, 4.085%, 5/10/45	573,051
500,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442%, 11/10/49(c)	527,214
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(b)(c)	514,396
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	106,780

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	$535,108
760,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class B, 5.276%, 11/15/43(b)(c)	783,492
300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	321,670
400,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(b)(c)	412,893
100,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class C, 5.392%, 2/15/44(b)(c)	103,013
326,000	WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.902%, 6/15/44(b)(c)	339,531
350,000	WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class AS, 3.660%, 8/15/45	361,427
164,000	WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	175,282
	Total Commercial Mortgage-Backed Securities (Cost $7,490,646)	7,446,697

CORPORATE BONDS — 1.8%
	Diversified Telecommunication Services — 1.0%
350,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.738%, 3/20/25(b)	363,125
	Equity Real Estate Investment Trusts (REITS) — 0.8%
250,000	American Tower Trust, 3.652%, 3/23/28(b)	261,501
	Total Corporate Bonds (Cost $600,000)	624,626

MORTGAGE-BACKED SECURITIES — 27.9%
	Fannie Mae — 20.2%
341,643	3.010%, 11/1/27, Pool #AN7299	354,049
500,000	3.515%, 4/1/28, Pool #AN9042	533,290
425,000	3.220%, 9/1/32, Pool #AN6850	441,794
126,770	5.500%, 6/1/38, Pool #984277	140,637
70,869	5.500%, 8/1/38, Pool #995072	78,098
103,889	4.500%, 9/1/39, Pool #AC1830	111,532
96,143	4.500%, 10/1/40, Pool #AE4855	103,260
162,531	3.500%, 2/1/41, Pool #AH5646	168,992
299,107	4.000%, 3/1/41, Pool #AH4008	315,452
82,246	4.500%, 6/1/41, Pool #AC9298	88,337
207,755	5.000%, 7/1/41, Pool #AI5595	225,720
286,586	4.000%, 9/1/41, Pool #AJ1717	302,250
253,106	3.500%, 6/1/42, Pool #AB5373	262,577
339,296	3.500%, 3/1/43, Pool #MA1372	350,165
100,907	4.500%, 10/1/44, Pool #MA2066	107,331
378,327	4.000%, 12/1/44, Pool #MA2127	395,883
355,840	4.500%, 1/1/45, Pool #MA2158	378,376
355,028	3.500%, 3/1/45, Pool #AS4552	367,923
579,597	4.000%, 10/1/45, Pool #AL7487	606,226
304,873	4.000%, 11/1/46, Pool #MA2808	318,879
255,093	4.000%, 5/1/47, Pool #BE9598	266,061
498,863	3.500%, 6/1/47, Pool #BE3695	513,287
268,220	4.500%, 11/1/47, Pool #BM3286	282,331
363,432	4.500%, 5/1/48, Pool #CA1711	381,801
		7,094,251

Continued

38

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments — (continued)

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac — 7.6%
$122,522	4.000%, 11/1/32, Pool #G30616	$128,071
48,924	5.500%, 10/1/39, Pool #A89387	52,912
98,725	5.000%, 4/1/40, Pool #A91812	107,361
165,145	5.500%, 4/1/40, Pool #C03467	180,301
75,950	5.000%, 8/1/40, Pool #C03491	82,594
160,214	4.000%, 11/1/40, Pool #A94742	169,327
186,050	4.000%, 12/1/40, Pool #A95447	196,345
394,216	3.500%, 8/1/42, Pool #Q10324	409,539
534,932	3.500%, 3/1/43, Pool #U99045	554,542
346,360	3.500%, 3/1/45, Pool #U99124	359,086
424,926	4.000%, 4/1/46, Pool #Q40048	444,728
		2,684,806
	Ginnie Mae — 0.1%
18,960	4.000%, 12/20/40, Pool #755678	20,104
	Total Mortgage-Backed Securities (Cost $9,613,007)	9,799,161

Shares		Fair Value
MONEY MARKET FUND — 3.2%
1,113,511	Federated Treasury Obligations Fund, Institutional Shares, 2.23%(d)	$1,113,511
	Total Money Market Fund (Cost $1,113,511)	1,113,511

Total Investments — 99.9% (Cost $34,275,690)		35,079,927
Net Other Assets (Liabilities) — 0.1%		32,542
NET ASSETS — 100.0%		$35,112,469

(a)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2019. The maturity date reflected is the final maturity date.
(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. Sterling Capital Management LLC (the “Advisor”), using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2019. The maturity date reflected is the final maturity date.
(d)	Represents the current yield as of report date.

STEP — Step Coupon Bond

Continued

39

Sterling Capital Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2019(Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 94.9%
	Kentucky — 94.9%
$300,000	Bowling Green Independent School District Finance Corp., School Improvements Revenue, (State Intercept), 5.000%, 8/1/24	$348,330
210,000	Bowling Green, KY, Advance Refunding G.O., Series C, Callable 6/1/26 @ 102, 4.000%, 6/1/27	244,684
250,000	Campbell & Kenton Counties Sanitation District No. 1, Advance Refunding Revenue, Callable 8/1/26 @ 100, 5.000%, 8/1/29	302,385
195,000	Commonwealth of Kentucky, Certificate of Participation, Public Facilities, State Office Building Project, Callable 4/15/28 @ 100, OID, 4.000%, 4/15/48	210,171
300,000	Commonwealth of Kentucky, Certificate of Participation, Public Improvements, Callable 6/15/25 @ 100, 5.000%, 6/15/34	344,175
400,000	Eastern Kentucky University, Refunding Revenue, Series A, (State Intercept), 5.000%, 4/1/24	459,604
300,000	Eastern Kentucky University, University & College Improvements Revenue, Series A (State Intercept), 5.000%, 4/1/25	352,863
250,000	Fayette County School District Finance Corp., School Improvements Revenue, Series A, Callable 5/1/26 @ 100, (State Intercept), 4.000%, 5/1/38	270,035
200,000	Hopkinsville, KY, Refunding G.O., Series A, 4.000%, 10/1/24	224,418
300,000	Jefferson County School District Finance Corp., School Improvements Revenue Bonds (State Intercept), Series C, Callable 12/1/25 @ 100, 4.000%, 12/1/28	336,006
250,000	Jefferson County, KY, School District Finance Corp., School Improvements Revenue, Series A, Callable 4/1/25 @ 100, 5.000%, 4/1/27	293,805
125,000	Kenton County Airport Board, Airport & Marina Improvements Revenue, Callable 1/1/29 @ 100, 5.000%, 1/1/31	156,615
250,000	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Trust Transit Improvements Revenue, First Series, Callable 9/1/23 @ 100, 5.250%, 9/1/25	285,397
400,000	Kentucky Association of Counties Finance Corp., Public Improvements Revenue, First Series B, 4.000%, 2/1/25	443,968
200,000	Kentucky Association of Counties Finance Corp., Water Utility Improvements Revenue, Series B, 5.000%, 2/1/26	236,852
210,000	Kentucky Bond Development Corp., Recreational Facility Improvements Revenue, Callable 9/1/28 @ 100, 5.000%, 9/1/35	253,090
250,000	Kentucky Rural Water Finance Corp., Flexible Term Program, Refunding & Improvements Revenue, Series B, Callable 2/1/20 @ 100, 4.000%, 2/1/21	253,670
200,000	Kentucky State Property & Building Commission, Project No. 114, University & College Improvements Revenue, Callable 10/1/26 @ 100, 5.000%, 10/1/28	240,834

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$250,000	Kentucky State Property & Building Commission, Project No. 116, University & College Improvements Revenue, (AGM-State Intercept), 5.000%, 10/1/26	$302,627
200,000	Kentucky State Property & Building Commission, Project No. 117, Series B, Public Improvements Revenue, Callable 5/1/27 @ 100, 5.000%, 5/1/28	240,154
270,000	Kentucky State Property & Building Commission, Project No. 119, Public Improvements Revenue, Callable 5/1/28 @ 100, 5.000%, 5/1/37	317,134
280,000	Kentucky State Property & Building Commission, Refunding Revenue, Callable 8/1/25 @ 100, 5.000%, 8/1/31	322,834
250,000	Kentucky Turnpike Authority, Revitalization Projects, Revenue, Series A, 4.000%, 7/1/21	262,173
250,000	Laurel County, KY, Correctional Facilities Improvements G.O., Series A, Callable 5/1/27 @ 100, (BAM), 5.000%, 5/1/28	305,425
300,000	Laurel County, KY, School District Finance Corp., Refunding Revenue, Callable 3/1/25 @ 100 (State Intercept), 4.000%, 6/1/25	335,715
250,000	Lexington-Fayette Urban County Government Public Facilities Corp., Court Facilities Project, Current Refunding Revenue Bonds, Callable 10/1/26 @ 100, 5.000%, 10/1/27	303,063
250,000	Louisville & Jefferson County, KY, Metropolitan Government, Refunding G.O., Series F, Callable 11/1/24 @ 100, 4.000%, 11/1/26	280,753
250,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 11/15/21 @ 100, 5.000%, 5/15/30	269,803
325,000	Louisville & Jefferson County, Metropolitan Government, Center City Project, Refunding Notes, G.O., Callable 12/1/25 @ 100, 5.000%, 12/1/28	390,851
200,000	Louisville & Jefferson County, Metropolitan Sewer District, Sewer Improvements Revenue, Series A, 5.000%, 5/15/25	239,330
170,000	McCracken County School District Finance Corp., School Building Revenue Bonds, School Improvements Revenue, (State Intercept), 5.000%, 6/1/22	186,102
300,000	Murray, KY, School District Finance Corp., School Improvements Revenue, (State Intercept), 5.000%, 3/1/27	366,177
250,000	Owensboro, KY, Public Improvements G.O., Series A, 4.000%, 5/1/22	266,785
200,000	Russell, KY, Bon Secours Health System, Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/26	223,208

See accompanying Notes to the Schedules of Portfolio Investments.

40

Sterling Capital Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2019(Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$250,000	Taylor County Public Courthouse Corp., Justice Center Project, Refunding Revenue, Callable 9/1/26 @ 100, 4.000%, 9/1/27	$278,235
	Total Municipal Bonds (Cost $9,745,742)	10,147,271

Shares		Fair Value
MONEY MARKET FUND — 4.3%
460,187	Federated Treasury Obligations Fund, Institutional Shares, 2.23%(a)	$460,187
	Total Money Market Fund (Cost $460,187)	460,187
Total Investments — 99.2% (Cost $10,205,929)		10,607,458
Net Other Assets (Liabilities) — 0.8%		86,059
NET ASSETS — 100.0%		$10,693,517

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

BAM — Build America Mutual

G.O. — General Obligation

OID — Original Issue Discount

Continued

41

Sterling Capital Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 96.0%
	District of Columbia — 3.0%
$350,000	Washington Metropolitan Area Transit Authority, Series A-1, Advance Refunding Revenue Bonds, 5.000%, 7/1/26	$431,494
	Maryland — 93.0%
415,000	Anne Arundel County, MD, Consolidated Water & Sewer Improvements, G.O., Callable 10/1/29 @100, 5.000%, 10/1/31	534,790
475,000	Baltimore City, MD, Consolidated Public Improvements, Refunding G.O., Series B, Callable 10/15/22 @ 100, 5.000%, 10/15/23	530,437
500,000	Baltimore City, MD, Senior Refunding Revenue Bonds, Series D, Callable 1/1/25 @ 100, 5.000%, 7/1/30	587,005
400,000	Calvert County, MD, County Commissioners Public Improvements, School Improvements G.O., Callable 7/1/29 @100, 4.000%, 7/1/31	471,916
400,000	Cecil County, MD, Consolidated Public School Improvements, Advance Refunding G.O., 4.000%, 2/1/24	446,492
250,000	Charles County, MD, Consolidated Public School Improvements G.O., Callable 7/15/23 @ 100, 5.000%, 7/15/25	286,467
400,000	Dorchester County, MD, Telecommunications Improvements, G.O., Callable 1/1/28 @ 100, 5.000%, 1/1/31	497,408
275,000	Howard County, MD, Housing Commission, General Capital Improvement Program, Local Multifamily Housing Revenue, 4.000%, 6/1/22	291,885
420,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, Callable 6/1/21 @ 100, 5.000%, 6/1/26	448,245
250,000	Maryland Health & Higher Educational Facilities Authority, Anne Arundel Health System, Advance Refunding Revenue Bonds, Callable 7/1/27 @ 100, 5.000%, 7/1/28	304,278
300,000	Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Hospital, Nursing Home Improvements, Refunding Revenue, Series A, Callable 7/1/25 @ 100, 5.000%, 7/1/43	338,628
500,000	Maryland Health & Higher Educational Facilities Authority, Calvert Health System, Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 07/01/23 @ 100, OID, 5.000%, 7/1/38	548,320
250,000	Maryland Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center, Refunding Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 7/1/26	276,173
500,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/25	552,230
470,000	Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Current Refunding Revenue Bonds, Callable 7/1/27 @ 100, 5.000%, 7/1/32	560,917

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$250,000	Maryland Health & Higher Educational Facilities Authority, Maryland Institute College of Art, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	$272,570
400,000	Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue, Refunding Revenue, 5.000%, 7/1/22	439,064
500,000	Maryland Stadium Authority, Construction & Revitalization, School Improvements Revenue, Callable 5/1/28 @ 100, 5.000%, 5/1/35	605,650
400,000	Maryland Stadium Authority, Refunding Revenue, 5.000%, 6/15/23	455,080
500,000	Montgomery County, MD, Consolidated Public Improvements, Refunding G.O., Series A, Callable 11/1/28 @ 100, 5.000%, 11/1/32	630,105
500,000	Montgomery County, MD, Department Liquor Control Public Improvements Revenue, Series A, Callable 4/1/21 @ 100, OID, 4.500%, 4/1/26	526,170
500,000	Montgomery County, MD, West Germantown Development District, Refunding, Special Tax, 4.000%, 7/1/23	547,150
400,000	Prince George’s County, MD, Consolidated Public School Improvements, G.O., Series A, Callable 9/1/24 @ 100, 4.000%, 9/1/25	450,964
500,000	St Mary’s College of Maryland, Academic Fees & Auxiliary, Refunding Revenue, (BAM), 4.000%, 9/1/25	569,805
250,000	State of Maryland, State and Local Facilities Loan First Series, Public Improvements, G.O., Callable 3/15/29 @ 100, 5.000%, 3/15/32	318,110
400,000	Washington Suburban Sanitary Commission, Consolidated Public Water Utility Improvements, G.O., 4.000%, 6/1/24	449,992
400,000	Washington Suburban Sanitary Commission, Consolidated Public Water Utility Improvements, G.O., Callable 6/1/26 @ 100, 5.000%, 6/1/27	492,244
500,000	Washington Suburban Sanitary Commission, Consolidated Public Water Utility Improvements, G.O., Callable 6/1/26 @ 100, 5.000%, 6/1/38	592,515
400,000	Worcester County, MD, Consolidated Public Improvements, School Improvements G.O., Callable 8/1/29 @100, 4.000%, 8/1/32	466,440
		13,491,050
	Total Municipal Bonds (Cost $13,320,169)	13,922,544

See accompanying Notes to the Schedules of Portfolio Investments.

42

Sterling Capital Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2019 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 3.2%
453,398	Federated Treasury Obligations Fund, Institutional Shares, 2.23%(a)	$453,398
	Total Money Market Fund (Cost $453,398)	453,398
Total Investments — 99.2% (Cost $13,773,567)		14,375,942
Net Other Assets (Liabilities) — 0.8%		122,737
NET ASSETS — 100.0%		$14,498,679

(a)	Represents the current yield as of report date.

BAM — Build America Mutual

G.O. — General Obligation

OID — Original Issue Discount

Continued

43

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 96.5%
	North Carolina — 96.5%
$2,405,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 4.750%, 10/1/27	$2,587,010
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/24	1,095,920
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,092,030
1,000,000	Broad River Water Authority, Water System Refunding Revenue, 5.000%, 6/1/24	1,156,880
1,025,000	Buncombe County Metropolitan Sewerage District, Sewer Improvements Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/39	1,168,756
1,475,000	Buncombe County, NC, Advance Refunding Revenue Limited Obligation, Callable 6/1/25 @ 100, 5.000%, 6/1/28	1,758,805
1,010,000	Cape Fear Public Utility Authority, Advance Refunding Revenue Bonds, 5.000%, 8/1/25	1,222,009
1,475,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/26	1,586,333
1,535,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/28	1,650,862
1,000,000	Charlotte, NC, Charlotte Douglas International Airport Refunding Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/31	1,152,060
1,000,000	Charlotte, NC, Convention Facility, Refunding Revenue, Certification of Participation, Callable 06/01/29 @ 100, 5.000%, 6/1/30	1,286,620
1,000,000	Charlotte, NC, Convention Facility, Refunding Revenue, Certification of Participation, Callable 06/01/29 @ 100, 5.000%, 6/1/31	1,272,720
1,000,000	Charlotte, NC, Convention Facility, Refunding Revenue, Certification of Participation, Callable 06/01/29 @ 100, 5.000%, 6/1/32	1,265,440
2,275,000	Charlotte, NC, Recreational Facilities Improvements Revenue, Callable 12/1/28 @ 100, 5.000%, 12/1/33	2,847,527
1,520,000	Charlotte, NC, Recreational Facilities Improvements Revenue, Callable 12/1/28 @ 100, 5.000%, 12/1/34	1,889,178
1,875,000	Charlotte, NC, Refunding Revenue G.O., Series A, 5.000%, 7/1/25	2,265,019
2,295,000	Charlotte, NC, Water & Sewer System Revenue, Refunding Revenue, 5.000%, 7/1/27	2,899,480
3,000,000	Charlotte, NC, Water & Sewer System Revenue, Refunding Revenue, Callable 07/01/28 @ 100, 5.000%, 7/1/36	3,729,930
2,035,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.000%, 12/1/28	2,468,353
2,000,000	Concord, NC, Utilities Systems, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	2,029,240
2,500,000	Durham Capital Financing Corp., Refunding Revenue Limited Obligation, Callable 6/1/23 @ 100, 5.000%, 6/1/38	2,783,450

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,225,000	East Carolina University, University & College Improvements Revenue, Series A, Callable 4/1/26 @ 100, 5.000%, 10/1/27	$1,493,324
1,000,000	Elizabeth City State University, Board of Governors of NC, Advance Refunding Revenue Bonds, 5.000%, 4/1/40	1,209,200
1,750,000	Fayetteville, NC, Public Works Commission, Electric Light & Power Improvements Revenue, Callable 3/1/24 @ 100, 4.000%, 3/1/27	1,931,037
1,690,000	Fayetteville, NC, Public Works Commission, Multi-Utility Improvements Revenue, Callable 3/1/28 @ 100, 5.000%, 3/1/29	2,147,348
3,000,000	Forsyth County NC, Public Improvements, G.O., Series B, Callable 3/1/29 @ 100, 5.000%, 3/1/31	3,860,610
2,200,000	Forsyth County NC, Refunding Revenue, G.O., 5.000%, 7/1/26	2,722,148
1,675,000	Guilford County, NC, Advance Refunding, G.O., Series A, Callable 2/1/26 @ 100, 5.000%, 2/1/28	2,041,909
2,075,000	High Point, NC, Combined Water & Sewer System, Advance Refunding Revenue Bonds, 5.000%, 11/1/26	2,576,673
1,010,000	Holly Springs, NC, Public Improvements Revenue, Callable 10/1/24 @ 100, 5.000%, 10/1/27	1,173,478
1,195,000	Monroe, NC, Advance Refunding Revenue Bonds, Callable 3/1/26 @ 100, 5.000%, 3/1/29	1,439,365
1,465,000	Moore County, Advance Refunding Revenue, G.O., 5.000%, 6/1/28	1,881,573
1,270,000	New Hanover County, NC, New Hanover Regional Medical, Refunding Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,365,542
1,000,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @ 100, 5.000%, 10/1/32	1,172,480
1,215,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @100, 5.000%, 10/1/34	1,415,609
1,305,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, 5.000%, 4/1/21	1,377,871
1,000,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, Callable 4/1/23 @ 100, 5.000%, 4/1/25	1,103,570
840,000	North Carolina Capital Facilities Finance Agency, Meredith College Project, Refunding Revenue, 5.000%, 6/1/24	964,076
750,000	North Carolina Capital Facilities Finance Agency, Meredith College Project, Refunding Revenue, 5.000%, 6/1/25	876,690
1,045,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue, (Housing and Urban Development, Section 8), 5.000%, 10/1/25	1,205,804

See accompanying Notes to the Schedules of Portfolio Investments.

44

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,750,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue, Callable 10/1/27 @ 100 (Housing and Urban Development, Section 8), 5.000%, 10/1/34	$2,020,567
1,205,000	North Carolina Central University, University & College Improvements, Revenue Bonds, Callable 04/01/29 @ 100, 5.000%, 4/1/33	1,481,138
1,000,000	North Carolina Central University, University & College Improvements, Revenue Bonds, Callable 04/01/29 @ 100, 5.000%, 4/1/37	1,211,720
715,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, OID, 6.400%, 1/1/21	749,084
4,315,000	North Carolina Medical Care Commission, Health Care Facilities, Deerfield Episcopal Retirement, Advance Refunding Revenue, Callable 11/1/26 @ 100, 5.000%, 11/1/37	4,974,418
5,000,000	North Carolina Medical Care Commission, Health Care Facilities, Duke University Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 6/1/22 @ 100, Series A, 5.000%, 6/1/32	5,490,100
1,530,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, Callable 6/1/20 @ 100, 5.250%, 6/1/29	1,582,433
635,000	North Carolina Medical Care Commission, United Methodist Retirement Homes, Refunding Revenue, Callable 10/1/23 @ 103, 5.000%, 10/1/30	711,740
650,000	North Carolina Medical Care Commission, United Methodist Retirement Homes, Refunding Revenue, Callable 10/1/23 @ 103, 5.000%, 10/1/31	726,193
1,000,000	North Carolina Medical Care Commission, United Methodist Retirement Homes, Refunding Revenue, Callable 10/1/23 @ 103, 5.000%, 10/1/37	1,102,380
2,780,000	North Carolina Medical Care Commission, Vidant Health Care Facilities, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	3,055,859
2,000,000	North Carolina State University at Raleigh, Refunding Revenue, Series A, Callable 10/1/23 @ 100, 5.000%, 10/1/28	2,287,480
3,000,000	North Carolina State, Advance Refunding Revenue Bonds, Series B, Callable 5/1/27 @ 100, 5.000%, 5/1/28	3,726,660
4,385,000	North Carolina State, Advance Refunding, Revenue, Series B, Callable 5/1/27 @ 100, 5.000%, 5/1/30	5,388,025
2,645,000	North Carolina State, Refunding Revenue G.O., Series B, 5.000%, 6/1/25	3,186,855
1,250,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.000%, 1/1/26	1,491,325
1,500,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.000%, 1/1/27	1,825,380

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$2,100,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), Callable 1/1/27 @ 100, 5.000%, 1/1/28	$2,546,628
1,660,000	Northern Hospital District Of Surry County, Advance Refunding Revenue, 5.000%, 10/1/27	1,959,896
1,210,000	Pender County, NC, Limited Obligation Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,326,426
1,060,000	Pitt County, NC, Advance Refunding Revenue Bonds, Series B, Callable 10/1/26 @ 100, 5.000%, 4/1/30	1,284,582
1,395,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,526,521
2,160,000	Raleigh Durham Airport Authority, Refunding Revenue, Series B1, Callable 5/1/20 @ 100, 5.000%, 11/1/28	2,222,489
1,500,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/27	1,694,055
1,615,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/28	1,820,832
1,000,000	Raleigh, NC, Refunding Revenue, Callable 02/1/26 @ 100, 5.000%, 2/1/27	1,217,210
1,985,000	Sampson County, NC, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	2,384,243
720,000	Surry County, NC, School Improvements, Revenue Bonds, Callable 06/01/29 @ 100, 5.000%, 6/1/30	919,613
1,025,000	Surry County, NC, School Improvements, Revenue Bonds, Callable 06/01/29 @ 100, 4.000%, 6/1/35	1,159,121
870,000	Town of Oak Island, NC, Combined Enterprise System, Advance Refunding Revenue (AGM), 5.000%, 6/1/25	1,031,916
1,000,000	Union County, NC, Enterprise Systems, Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/22	1,064,450
2,235,000	Union County, NC, Enterprise Systems, Water Utility Improvements, Refunding Revenue, Series A, Callable 06/01/29 @ 100, 4.000%, 6/1/38	2,538,334
2,205,000	Union County, NC, Refunding G.O., Series A, 5.000%, 3/1/22	2,418,907
1,000,000	Union County, NC, Refunding Revenue, 5.000%, 12/1/23	1,156,410
1,695,000	University of North Carolina at Greensboro, University & College Improvements Revenue, Callable 4/1/24 @ 100, 5.000%, 4/1/28	1,955,098
2,735,000	University of North Carolina System, Appalachian State University, Unrefunded Revenue, Callable 4/1/20 @ 100, 5.250%, 10/1/22	2,812,318
1,485,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.250%, 10/1/24	1,527,204

Continued

45

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,985,000	Wake County, NC, Advance Refunding Revenue Bonds, Series A, Callable 12/1/26 @ 100, 5.000%, 12/1/28	$2,461,797
1,585,000	Wake County, NC, Public Improvements, G.O., Series A, Callable 3/1/28 @ 100, 5.000%, 3/1/30	2,007,085
2,025,000	Wake County, NC, Public Improvements, G.O., Series A, Callable 3/1/29 @ 100, 5.000%, 3/1/30	2,621,626
1,270,000	Wake County, NC, School Improvements, Revenue Bonds, Series A, 5.000%, 9/1/29	1,648,854
2,125,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	2,328,193
1,000,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,090,840
1,000,000	Winston-Salem State University Foundation LLC, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,082,170
1,000,000	Winston-Salem, NC, Transit Improvements, Refunding Revenue, Series C, Callable 6/1/24 @ 100, 5.000%, 6/1/30	1,153,810
1,165,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, 5.000%, 6/1/24	1,368,211
1,875,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/25	2,199,131
1,000,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/28	1,165,610
	Total Municipal Bonds (Cost $158,031,398)	165,870,866

Shares		Fair Value
MONEY MARKET FUND — 1.7%
2,864,563	Federated Treasury Obligations Fund, Institutional Shares, 2.23%(a)	$2,864,563
	Total Money Market Fund (Cost $2,864,563)	2,864,563
Total Investments — 98.2% (Cost $160,895,961)		168,735,429
Net Other Assets (Liabilities) — 1.8%		3,111,151
NET ASSETS — 100.0%		$171,846,580

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

OID — Original Issue Discount

Continued

46

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.6%
	South Carolina — 97.6%
$1,000,000	Aiken County, SC, Consolidated School District, Special Obligation Bonds, School Improvements Revenue, Callable 6/1/29 @ 100, 4.000%, 6/1/31	$1,160,540
850,000	Aiken County, SC, Consolidated School District, Special Obligation Bonds, School Improvements Revenue, Callable 6/1/29 @ 100, 4.000%, 6/1/33	970,845
1,770,000	Anderson County, SC, School District No. 2, Refunding, G.O., (SCSDE), 5.000%, 3/1/24	2,060,581
1,515,000	Anderson County, SC, School District No. 4, Refunding, G.O., Series A, Callable 3/1/25 @ 100, (SCSDE), 5.000%, 3/1/28	1,795,714
1,000,000	Anderson Regional Joint Water System, Refunding Revenue, Series A, Callable 7/15/21 @ 100, 5.000%, 7/15/25	1,068,540
1,000,000	Beaufort-Jasper Water & Sewer Authority, Advance Refunding Revenue, Series B, 5.000%, 3/1/24	1,164,170
1,000,000	Beaufort-Jasper Water & Sewer Authority, Advance Refunding Revenue, Series B, 5.000%, 3/1/25	1,193,670
425,000	Charleston County, Airport District Port, Airport & Marina Improvements Revenue, Callable 7/1/29 @100, 5.000%, 7/1/30	543,401
1,000,000	Charleston County, SC, Port, Airport & Marina Improvements Revenue, 5.000%, 12/1/22	1,121,370
1,500,000	Charleston Educational Excellence Finance Corp., Charleston County School Refunding Revenue, 5.000%, 12/1/21	1,630,320
1,000,000	Charleston Public Facilities Corp., Charleston City Project Series, Parking Facilities Improvement Revenue, Callable 9/1/27 @ 100, 5.000%, 9/1/29	1,248,940
1,215,000	Charleston, SC, Waterworks & Sewer System Revenue, Advance Refunding Revenue, Series A, Callable 7/1/26 @ 100, 4.000%, 1/1/41	1,338,760
1,355,000	Coastal Carolina University, University & College Improvements Revenue, Callable 6/1/24 @ 100, 5.000%, 6/1/34	1,536,055
1,295,000	College of Charleston, University & College Improvements Refunding Revenue, Series A, Callable 4/1/21 @ 100, 5.000%, 4/1/25	1,371,133
1,000,000	College of Charleston, University & College Improvements Revenue, Series A, Callable 4/1/24 @ 100, 5.000%, 4/1/25	1,150,000
1,000,000	College of Charleston, University & College Improvements Revenue, Series B, 5.000%, 4/1/27	1,232,950
1,650,000	Columbia, SC, Waterworks & Sewer System Revenue, Water & Sewer Utility Improvements Revenue, Callable 2/1/28 @ 100, 5.000%, 2/1/48	1,989,059
1,135,000	East Richland County Public Service District, Refunding Revenue, 4.000%, 1/1/22	1,203,100
1,000,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/28	1,160,820

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,100,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/33	$1,251,558
1,000,000	Georgetown County, SC, School District, School Improvements, G.O., Callable 3/1/28 @ 100 (SCSDE), 4.000%, 3/1/30	1,168,440
1,000,000	Greenville County, SC, School District Building Refunding Revenue, 5.000%, 12/1/22	1,119,950
1,000,000	Greenville Health System, Hospital System Board, Refunding Revenue, Callable 5/1/22 @ 100, 5.000%, 5/1/31	1,081,410
1,415,000	Greenville Health System, Hospital System Board, Series B, Callable 05/01/24 @ 100, 5.000%, 5/1/31	1,596,091
1,000,000	Greenwood County, SC, Self Regional Healthcare Refunding Revenue, Series B, Callable 4/1/22 @ 100, 5.000%, 10/1/24	1,089,750
2,025,000	Horry County, SC, School District, Refunding, G.O., Series B (SCSDE), 5.000%, 3/1/23	2,290,073
1,000,000	Kershaw County, SC, Kershaw County School District Project, Refunding Revenue, 5.000%, 12/1/23	1,142,100
1,855,000	Lancaster County SC, Lancaster School District, School Improvements, G.O. (SCSDE), Callable 3/1/27 @ 100, 4.000%, 3/1/28	2,160,815
1,600,000	Lancaster Educational Assistance Program, Inc., SC, Lancaster County School District Refunding Revenue, Callable 12/1/23 @ 100, 5.000%, 12/1/24	1,822,240
1,500,000	Lexington County, School District No. 2 , G.O., Series C, Callable 3/1/27 @ 100, (SCSDE), 5.000%, 3/1/29	1,861,950
1,345,000	Lexington County, School District No. 2, G.O., Series C, Callable 3/1/27 @ 100, (SCSDE), 5.000%, 3/1/30	1,660,079
1,000,000	Lugoff-Elgin Water Authority, Refunding Revenue, Series B, Callable 7/1/26 @ 100, 5.000%, 7/1/30	1,192,570
1,460,000	Newberry, SC, Refunding Revenue (AGM), 5.000%, 4/1/24	1,679,715
1,485,000	Orangeburg County, SC, Correctional Facilities Improvements, Installment Purchase Revenue Bonds, Callable 12/1/27 @ 100, 5.000%, 12/1/29	1,832,148
1,570,000	Orangeburg County, SC, School District No. 4, School Improvements Refunding, G.O., Series A (SCSDE), 5.000%, 3/1/24	1,827,747
1,000,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series B, Callable 1/1/22 @ 100, 4.000%, 1/1/23	1,055,190
1,075,000	Richland County, SC, School District No. 1, Refunding Bonds, G.O., Series A, Callable 9/1/21 @ 100, (SCSDE), 4.000%, 3/1/23	1,135,361
1,640,000	Richland County, SC, School District No. 2, Refunding Bonds, G.O., Series B, Callable 3/1/27 @ 100, (SCSDE), 4.000%, 3/1/29	1,897,595
1,000,000	Rock Hill, SC, Combined Utility System, Refunding Revenue, Series A, Callable 1/1/22 @100 (AGM), 5.000%, 1/1/23	1,083,640

See accompanying Notes to the Schedules of Portfolio Investments.

47

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,000,000	Rock Hill, SC, Hospital Fee Pledge, Refunding Revenue, Callable 4/1/23 @100, 5.000%, 4/1/33	$1,106,620
1,500,000	SCAGO Educational Facilities Corp. for Cherokee School District No. 1, Refunding Revenue, 5.000%, 12/1/24	1,761,315
1,135,000	SCAGO Educational Facilities Corp. for Colleton School District, Refunding Revenue, 5.000%, 12/1/20	1,189,866
790,000	SCAGO Educational Facilities Corp. for Union School District, Refunding Revenue, 5.000%, 12/1/21	850,798
850,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Advance Refunding Revenue Bonds, Callable 2/1/26 @ 100, 5.000%, 2/1/29	991,653
1,000,000	South Carolina Jobs-Economic Development Authority, Bons Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,119,510
1,500,000	South Carolina Jobs-Economic Development Authority, Conway Hospital Income Project, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/23	1,629,945
1,000,000	South Carolina Jobs-Economic Development Authority, Wofford College Project, University & College Improvements Revenue, Callable 4/1/29 @ 100, 5.000%, 4/1/49	1,179,540
1,400,000	South Carolina State Fiscal Accountability Authority, Department of Mental Health Project, Callable 04/01/27 @ 100, 5.000%, 10/1/37	1,668,366
1,250,000	South Carolina Transportation Infrastructure Bank, Advance Refunding Revenue, Series A, 5.000%, 10/1/23	1,432,450
1,000,000	South Carolina Transportation Infrastructure Bank, Advance Refunding Revenue, Series A, Callable 10/1/27 @ 100 (AGM-CR), 5.000%, 10/1/38	1,191,720

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,740,000	Spartanburg, SC, Water System Revenue, Water Utility Improvements Refunding Revenue, Series B, Callable 6/1/27 @ 100, 5.000%, 6/1/39	$2,085,964
1,235,000	State of South Carolina, Refunding Revenue, G.O., Series D, Callable 4/1/26 @ 100 (State Aid Withholding), 5.000%, 4/1/28	1,509,516
1,195,000	State of South Carolina, University & College Improvements, G.O., Series B, Callable 10/1/27 @ 100 (State Aid Withholding), 5.000%, 4/1/30	1,500,263
1,150,000	Town of Mount Pleasant, SC, Public Facilities, G.O., Callable 6/1/28 @ 100, 5.000%, 6/1/30	1,465,273
	Total Municipal Bonds (Cost $72,288,966)	75,571,189

Shares
MONEY MARKET FUND — 1.6%
1,260,940	Federated Treasury Obligations Fund, Institutional Shares, 2.23%(a)	1,260,940
	Total Money Market Fund (Cost $1,260,940)	1,260,940
Total Investments — 99.2% (Cost $73,549,906)		76,832,129
Net Other Assets (Liabilities) — 0.8%		653,826
NET ASSETS — 100.0%		$77,485,955

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

SCAGO — South Carolina Association of Governmental Organizations

SCSDE — South Carolina School District Enhancement

Continued

48

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.0%
	District of Columbia — 3.6%
$1,160,000	Metropolitan Washington Airports Authority, Port, Airport & Marina Improvement Revenue, Series A, Callable 10/1/20 @ 100, 5.000%, 10/1/23	$1,215,692
1,325,000	Washington Metropolitan Area Transit Authority, DC, Transit Improvements Revenue, Callable 7/1/27 @ 100, 5.000%, 7/1/36	1,594,863
		2,810,555
	Virginia — 94.4%
1,730,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	1,910,543
1,240,000	Albemarle County, VA, Economic Development Authority, Public Improvements Revenue, 5.000%, 6/1/27	1,552,343
1,365,000	Albemarle County, VA, School Improvements G.O., (State Aid Withholding), 5.000%, 6/1/26	1,689,679
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,073,120
1,450,000	Arlington County, VA, Public Improvements G.O., Callable 8/15/27 @ 100, 5.000%, 8/15/30	1,823,477
1,500,000	Arlington County, VA, Public Improvements G.O., Series A, Callable 8/15/27 @ 100, 5.000%, 8/15/29	1,894,065
1,085,000	Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Highway Improvements, Revenue Bonds, Callable 7/1/26 @ 100 (AGM), 5.000%, 7/1/41	1,271,815
1,770,000	Chesapeake, VA, Public Improvements, Refunding G.O., Series A, Callable 8/1/27 @ 100, 5.000%, 8/1/30	2,207,668
1,000,000	Chesterfield County, VA, School District, School Public Improvement, G.O., Series A, Callable 1/1/28 @ 100 (State Aid Withholding), 4.000%, 1/1/31	1,166,200
1,145,000	Culpeper County, VA, Economic Development Authority, VA Capital Projects, Refunding Revenue, Callable 6/1/24 @ 100, 4.000%, 6/1/26	1,274,305
2,500,000	Fairfax County, VA, Economic Development Authority, Laurel Hill Public Facilities Project, Refunding Revenue, Series A, 5.000%, 6/1/22	2,763,150
2,000,000	Fairfax County, VA, School District, School Public Improvements G.O., Series A, Callable 4/01/29 @ 100 (State Aid Withholding), 5.000%, 10/1/31	2,568,060
1,000,000	Fredericksburg Economic Development Authority, Mary Washington Healthcare Obligation Group, Refunding Revenue, Callable 6/15/24 @ 100, 5.000%, 6/15/26	1,154,430
1,680,000	Henrico County, VA, Economic Development Authority, Westminster Canterbury Project, Current Refunding, Callable 10/1/24 @ 100, 5.000%, 10/1/28	1,963,819

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,700,000	Leesburg, VA, Refunding G.O., Callable 1/15/24 @ 100, (State Aid Withholding), 4.000%, 1/15/27	$1,885,198
1,000,000	Leesburg, VA, Refunding G.O., Callable 1/15/25 @ 100, (State Aid Withholding), 5.000%, 1/15/27	1,188,690
1,000,000	Loudoun County, VA, Economic Development Authority, Public Improvements Revenue, Callable 12/1/24 @ 100, 5.000%, 12/1/27	1,177,610
1,365,000	Loudoun County, VA, Industrial Development Authority, Refunding Revenue, 4.000%, 12/15/22	1,486,089
1,250,000	Loudoun County, VA, Public Improvements, Advance Refunding G.O., Series A, Callable 12/1/25 @ 100, 5.000%, 12/1/26	1,524,163
1,000,000	Lynchburg Economic Development Authority, Current Refunding Revenue Bonds, Series A, 5.000%, 1/1/26	1,200,520
1,810,000	Manassas, VA, Public Improvements, Public Facilities G.O., Callable 7/1/29 @ 100 (State Aid Withholding), 4.000%, 7/1/33	2,123,130
1,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series B, 5.250%, 7/1/21	1,079,160
1,500,000	Newport News, VA, Public Improvements, G.O., Series A (State Aid Withholding), 5.000%, 2/1/29	1,945,125
1,000,000	Norfolk, VA, Economic Development Authority, Bon Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/29	1,112,580
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare Facilities, Inc., Current Refunding Revenue Bonds, Series B, Callable 11/1/28 @ 100, 4.000%, 11/1/48	1,089,620
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare Facilities, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/25	1,114,050
1,465,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/36	1,610,006
1,445,000	Norfolk, VA, Public Improvements, G.O., Callable 8/1/28 @ 100 (State Aid Withholding), 5.000%, 8/1/47	1,740,387
2,000,000	Norfolk, VA, Public Improvements, G.O., Series A, Callable 10/1/26 @ 100, 5.000%, 10/1/30	2,446,020
1,500,000	Portsmouth, VA, Public Improvements, Refunding G.O., Callable 2/1/23 @ 100, (State Aid Withholding), 5.000%, 2/1/27	1,689,600
1,245,000	Rappahannock Regional Jail Authority, Refunding Revenue, Callable 10/1/2025 @ 100, 5.000%, 10/1/26	1,501,059
2,000,000	Richmond, VA, Public Improvements, Refunding G.O., Series A, Callable 3/1/24 @ 100 (State Aid Withholding), 5.000%, 3/1/28	2,333,780
1,250,000	Richmond, VA, Public Utility Advance Refunding Revenue Bonds, Callable 1/15/26 @ 100, 5.000%, 1/15/27	1,520,863

See accompanying Notes to the Schedules of Portfolio Investments.

49

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,530,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/25	$1,656,929
1,850,000	Virginia College Building Authority, 21st Century College Programs, University & College Improvements Revenue, Callable 2/1/27 @ 100, 5.000%, 2/1/31	2,267,434
1,500,000	Virginia College Building Authority, 21st Century College & Equipment, University & College Improvements Revenue, Series A, 5.000%, 2/1/22	1,641,090
1,500,000	Virginia Commonwealth Transportation Board, Capital Projects, Highway Improvements, Revenue Bonds, Callable 5/15/29 @ 100, 5.000%, 5/15/30	1,938,165
1,215,000	Virginia Commonwealth Transportation Board, Federal Highway Transportation Grant, Callable 9/15/26 @ 100, 5.000%, 9/15/30	1,483,794
2,000,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Anticipation Advance Refunding Revenue, Callable 9/15/27 @ 100, 5.000%, 9/15/31	2,476,300
2,000,000	Virginia Public Building Authority, Public Improvements Revenue, Series A, Callable 8/1/21 @ 100, 5.000%, 8/1/26	2,153,100
1,515,000	Virginia Public School Authority, Advance Refunding Revenue, Callable 8/1/25 @ 100 (State Aid Withholding), 5.000%, 8/1/26	1,828,105
1,000,000	Virginia Public School Authority, School Improvements, Revenue Bonds, Series A, Callable 8/1/29 @ 100, 4.000%, 8/1/32	1,172,030

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,525,000	Western Regional Jail Authority, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	$1,845,951
920,000	Winchester, VA, Economic Development Authority, Valley Health System Obligated Group, Hospital Refunding Revenue, Series A, Callable 1/1/24 @ 100, 5.000%, 1/1/26	1,045,598
		73,588,820
	Total Municipal Bonds (Cost $72,819,511)	76,399,375

Shares
MONEY MARKET FUND — 1.0%
796,133	Federated Treasury Obligations Fund, Institutional Shares, 2.23%(a)	796,133
	Total Money Market Fund (Cost $796,133)	796,133
Total Investments — 99.0% (Cost $73,615,644)		77,195,508
Net Other Assets (Liabilities) — 1.0%		777,540
NET ASSETS — 100.0%		$77,973,048

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

Continued

50

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 96.5%
	West Virginia — 96.5%
$1,060,000	Berkeley County, WV, Building Commission, Judicial Center Project, Refunding Revenue, Callable 9/1/21 @ 100, 4.500%, 9/1/23	$1,127,162
1,085,000	Berkeley County, WV, Building Commission, Lease Refunding Revenue, Callable 12/1/22 @ 100, 4.000%, 12/1/26	1,166,332
1,500,000	Berkeley County, WV, Public Service Sewer District, Miscellaneous Purposes Revenue, Series C, Callable 10/1/23 @ 100, (BAM), 4.500%, 10/1/32	1,636,290
410,000	Berkeley County, WV, Public Service Sewer District, Sewer Improvements Revenue, Series A, Callable 5/13/19 @ 100, 5.000%, 3/1/22	411,349
1,080,000	Braxton County, WV, Board of Education, Public School, Advance Refunding G.O., Callable 5/1/26 @ 100, (West Virginia Board Commission), 5.000%, 5/1/28	1,301,562
1,005,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,069,039
1,390,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/26	1,476,847
1,000,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/23	1,097,050
675,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/31	735,649
965,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/33	1,049,881
915,000	Monongalia County, WV, Building Commission, Health System Obligated Group Refunding Revenue, Callable 7/1/21 @ 100, OID, 6.250%, 7/1/31	990,469
2,000,000	Monongalia County, WV, Building Commission, Monongalia Health System Group Refunding Revenue, Callable 7/1/25 @ 100, 5.000%, 7/1/26	2,258,540
1,810,000	Ohio County, WV, Board of Education, School Improvements G.O., (West Virginia Board Commission), 4.000%, 6/1/29	2,167,023
2,275,000	Ohio County, WV, Board of Education, School Improvements G.O., Callable 6/1/29 @ 100, (West Virginia Board Commission), 3.000%, 6/1/30	2,393,527
1,845,000	Ohio County, WV, Board of Education, School Improvements G.O., Callable 6/1/29 @ 100, (West Virginia Board Commission), 3.000%, 6/1/31	1,935,534
1,000,000	Ohio County, WV, Country Commission, Fort Henry Centre Financing District, Public Improvement, Tax Allocation, Callable 6/1/22 @ 100, 4.750%, 6/1/31	1,040,510

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,165,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/24	$1,217,390
1,285,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, 5.000%, 5/1/22	1,378,959
680,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/27	791,527
1,265,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/28	1,469,171
1,720,000	State of West Virginia, Current Refunding G.O., Series A, 5.000%, 6/1/24	2,015,548
2,000,000	State of West Virginia, Fuel Sales Tax Revenue, Group 2 Highway Improvements, G.O., Series B, Callable 6/1/28 @ 100, 5.000%, 12/1/39	2,431,140
1,765,000	State of West Virginia, Fuel Sales Tax Revenue, Group 2 Highway Improvements, G.O., Series B, Callable 6/1/28 @ 100, 4.000%, 6/1/43	1,957,509
1,000,000	State of West Virginia, General Fund, Highway Improvements G.O., Series B, Callable 6/1/28 @ 100, 5.000%, 6/1/36	1,227,840
2,000,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/25	2,188,860
3,685,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	4,028,552
1,145,000	West Virginia Economic Development Authority, Lottery Recreational Facilities Improvements Revenue, Series A, Callable 7/1/27 @ 100, 5.000%, 7/1/28	1,414,522
1,500,000	West Virginia Economic Development Authority, Lottery Recreational Facilities Improvements Revenue, Series A, Callable 7/1/28 @ 100, 5.000%, 7/1/35	1,817,250
1,015,000	West Virginia Economic Development Authority, State Office Building 3, Public Improvements Revenue, Series D, Callable 6/1/25 @ 100, 5.000%, 6/1/26	1,195,142
1,000,000	West Virginia Higher Education Policy, Community & Technical College Capital, University & College Improvements Refunding Revenue, Callable 7/1/27 @100, 5.000%, 7/1/30	1,214,640
725,000	West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Refunding Revenue, Callable 1/1/29 @ 100, 5.000%, 1/1/31	879,773
945,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center Inc., Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 9/1/24 @100, 5.000%, 9/1/25	1,082,847

See accompanying Notes to the Schedules of Portfolio Investments.

51

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2019 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,250,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center Inc., Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 9/1/29 @100, 5.000%, 9/1/39	$1,486,650
2,000,000	West Virginia Hospital Finance Authority, United Health System Obligation, Health, Hospital, Nursing Home Improvements Refunding Revenue, Series A, Callable 6/1/23 @ 100, OID, 5.375%, 6/1/38	2,229,300
515,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, 5.000%, 1/1/24	590,669
630,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, Callable 1/1/24 @ 100, 5.000%, 1/1/26	717,759
1,650,000	West Virginia Parkways Authority, Senior Turnpike Toll Revenue, Highway Improvements, 5.000%, 6/1/26	2,019,319
2,065,000	West Virginia Parkways Authority, Senior Turnpike Toll Revenue, Highway Improvements, Callable 6/1/28 @ 100, 5.000%, 6/1/39	2,502,057
1,500,000	West Virginia Parkways Authority, Senior Turnpike Toll Revenue, Highway Improvements, Callable 6/1/28 @ 100, 5.000%, 6/1/43	1,805,955
1,890,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A, (AMBAC), 5.375%, 7/1/21	2,011,206
1,000,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/26	1,139,150
2,525,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/27	2,874,081
1,750,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, Callable 10/1/21 @ 100, 5.000%, 10/1/30	1,872,395

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,530,000	West Virginia University, University Projects, University & College Improvements, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/35	$1,675,350
520,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, 5.000%, 11/1/24	609,950
1,000,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, 5.000%, 11/1/25	1,199,380
1,205,000	Wood County, WV, Board of Education, Public School Improvements, G.O., (West Virginia Board Commission), 4.000%, 6/1/25	1,365,337
	Total Municipal Bonds (Cost $69,338,752)	72,265,992

Shares
MONEY MARKET FUND — 2.8%
2,063,120	Federated Treasury Obligations Fund, Institutional Shares, 2.23%(a)	2,063,119
	Total Money Market Fund (Cost $2,063,120)	2,063,119
Total Investments — 99.3% (Cost $71,401,872)		74,329,111
Net Other Assets (Liabilities) — 0.7%		526,064
NET ASSETS — 100.0%		$74,855,175

(a)	Represents the current yield as of report date.

AMBAC — American Municipal Bond Assurance Corp.

BAM — Build America Mutual

G.O. — General Obligation

OID — Original Issue Discount

Continued

52

Sterling Capital Diversified Income Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 37.5%
51,750	First Trust DJ Global Select Dividend Index Fund	$1,190,250
37,756	Global Super Dividend U.S. ETF	855,173
115,782	Invesco Oppenheimer SteelPath MLP Select 40 Fund	900,780
185,623	Madison Covered Call & Equity Income Fund	1,523,961
17,507	SPDR S&P Global Dividend ETF	1,181,548
8,954	Vanguard High Dividend Yield ETF	782,401
	Total Equity Funds (Cost $6,194,691)	6,434,113

FIXED INCOME FUNDS — 61.8%
198,926	Ashmore Emerging Markets Short Duration Fund	1,943,505
128,752	Federated Institutional High-Yield Bond Fund	1,263,062
28	Fidelity Intermediate Treasury Bond Index Fund	305
30,154	Fidelity Long-Term Treasury Bond Index Fund	417,329
40,893	Fidelity Short Term Treasury Bond Index Fund	430,191
61,297	Hotchkis and Wiley High Yield Fund	716,559
170,151	Loomis Sayles Senior Floating Rate and Fixed Income Fund	1,609,631
76,638	Principal Preferred Securities Fund	773,276
170,293	Stone Ridge High Yield Reinsurance Risk Premium Fund	1,534,344

Shares		Fair Value
FIXED INCOME FUNDS — (continued)
36,666	VanEck Vectors Fallen Angel High Yield Bond ETF	$1,074,314
82,173	Voya Securitized Credit Fund	848,846
	Total Fixed Income Funds (Cost $10,780,110)	10,611,362

MONEY MARKET FUND — 0.9%
152,907	Federated Treasury Obligations Fund, Institutional Shares, 2.23%(a)	152,907
	Total Money Market Fund (Cost $152,907)	152,907
Total Investments — 100.2% (Cost $17,127,708)		17,198,382
Net Other Assets (Liabilities) — (0.2)%		(30,184)
NET ASSETS — 100.0%		$17,168,198

(a)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

See accompanying Notes to the Schedules of Portfolio Investments.

53

Sterling Capital Strategic Allocation Balanced Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 60.9%
840,037	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$8,190,363
193,892	Sterling Capital Equity Income Fund, Institutional Shares(a)	4,048,475
157,767	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	4,078,275
	Total Equity Funds (Cost $14,508,722)	16,317,113

FIXED INCOME FUND — 37.3%
928,987	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	9,977,325
	Total Fixed Income Fund (Cost $9,548,512)	9,977,325

MONEY MARKET FUND — 1.7%
447,465	Federated Treasury Obligations Fund, Institutional Shares, 2.23%(b)	447,465
	Total Money Market Fund (Cost $447,465)	447,465
Total Investments — 99.9% (Cost $24,504,699)		26,741,903
Net Other Assets (Liabilities) — 0.1%		20,706
NET ASSETS — 100.0%		$26,762,609

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

54

Sterling Capital Strategic Allocation Growth Fund

Schedule of Portfolio Investments

June 30, 2019 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 76.5%
853,304	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$8,319,713
197,782	Sterling Capital Equity Income Fund, Institutional Shares(a)	4,129,679
158,084	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	4,086,461
	Total Equity Funds (Cost $14,731,590)	16,535,853

FIXED INCOME FUND — 22.1%
446,379	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	4,794,112
	Total Fixed Income Fund (Cost $4,701,125)	4,794,112

MONEY MARKET FUND — 1.5%
320,522	Federated Treasury Obligations Fund, Institutional Shares, 2.23%(b)	320,522
	Total Money Market Fund (Cost $320,522)	320,522
Total Investments — 100.1% (Cost $19,753,237)		21,650,487
Net Other Assets (Liabilities) — (0.1)%		(30,271)
NET ASSETS — 100.0%		$21,620,216

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

55

Sterling Capital Funds

Notes to Schedules of Portfolio Investments

June 30, 2019 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital SMID Opportunities Fund, Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund, Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund (referred to individually as a “Fund” and collectively as the “Funds”). Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund are referred to as the “Funds of Funds.” The Funds, excluding the Funds of Funds, are referred to as the “Variable Net Asset Value Funds.” The Funds of Funds invest in underlying mutual funds as opposed to individual securities.

All Funds, other than the Tax-Free Funds, are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

By owning shares of underlying investment companies, each of the Funds of Funds invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in debt securities. Funds of Funds with exposure to underlying equity funds may include funds that invest in real estate related securities. In addition, underlying investment companies may invest in derivatives and may engage in long/short equity strategies and in option writing strategies. The Funds of Funds except for Sterling Capital Diversified Income Fund currently invest only in other Funds that are part of the Sterling Capital Funds group of investment companies (not including cash sweep vehicles). Financial information for those Sterling Capital Funds is included in this report and also is available at www.sec.gov. Financial information for the other underlying Funds is available at www.sec.gov.

2.	Significant Accounting Policies:

The funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”).The preparation of these schedules requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedules and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Sterling Capital Funds (the “Funds”) in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

56

Sterling Capital Funds

Notes to Schedules of Portfolio Investments — (continued)

June 30, 2019 (Unaudited)

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Sterling Capital Behavioral International Equity Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2019, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of June 30, 2019 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund	$277,791,572	(a)	$—		$—	$277,791,572
Sterling Capital Mid Value Fund	445,192,405	(a)	—		—	445,192,405
Sterling Capital Behavioral Small Cap Value Equity Fund	208,810,693	(a)	—		—	208,810,693
Sterling Capital Special Opportunities Fund	1,055,915,459	(a)	—		—	1,055,915,459
Sterling Capital Equity Income Fund	1,763,854,228	(a)	—		—	1,763,854,228
Sterling Capital Behavioral International Equity Fund	2,526,829	(a)	73,607,375	(a)	—	76,134,204
Sterling Capital SMID Opportunities Fund	9,409,054	(a)	—		—	9,409,054
Sterling Capital Stratton Mid Cap Value Fund	60,822,925	(a)	—		—	60,822,925
Sterling Capital Stratton Real Estate Fund	98,758,620	(a)	—		—	98,758,620
Sterling Capital Stratton Small Cap Value Fund	996,390,520	(a)	—		—	996,390,520
Sterling Capital Ultra Short Bond Fund	315,027	(b)	32,626,810	(a)	—	32,941,837
Sterling Capital Short Duration Bond Fund	658,128	(b)	181,496,496	(a)	—	182,154,624
Sterling Capital Intermediate U.S. Government Fund	105,859	(b)	15,475,346	(a)	—	15,581,205
Sterling Capital Total Return Bond Fund	9,932,445	(b)	1,326,381,329	(a)	—	1,336,313,774
Sterling Capital Corporate Fund	468,184	(b)	22,761,478	(a)	—	23,229,662
Sterling Capital Securitized Opportunities Fund	1,113,511	(b)	33,966,416	(a)	—	35,079,927
Sterling Capital Kentucky Intermediate Tax-Free Fund	460,187	(b)	10,147,271	(a)	—	10,607,458
Sterling Capital Maryland Intermediate Tax-Free Fund	453,398	(b)	13,922,544	(a)	—	14,375,942
Sterling Capital North Carolina Intermediate Tax-Free Fund	2,864,563	(b)	165,870,866	(a)	—	168,735,429
Sterling Capital South Carolina Intermediate Tax-Free Fund	1,260,940	(b)	75,571,189	(a)	—	76,832,129
Sterling Capital Virginia Intermediate Tax-Free Fund	796,133	(b)	76,399,375	(a)	—	77,195,508
Sterling Capital West Virginia Intermediate Tax-Free Fund	2,063,119	(b)	72,265,992	(a)	—	74,329,111
Sterling Capital Diversified Income Fund	17,198,382	(a)	—		—	17,198,382
Sterling Capital Strategic Allocation Balanced Fund	26,741,903	(a)	—		—	26,741,903
Sterling Capital Strategic Allocation Growth Fund	21,650,487	(a)	—		—	21,650,487

(a)	Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents money market funds and/or certain preferred stocks.
57

Sterling Capital Funds

Notes to Schedules of Portfolio Investments — (continued)

June 30, 2019 (Unaudited)

Cash and Cash Equivalents — The Funds consider liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Funds may invest their excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Foreign Currency Translation — The accounting records of the Sterling Capital Behavioral International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Sterling Capital Behavioral International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — The Sterling Capital Behavioral International Equity Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Total Return Bond Fund and Sterling Capital Corporate Fund may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales. The Funds did not hold any mortgage dollar rolls during the period.

Options Contracts — Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund write (sell) “covered” call options on securities and purchase options on securities to close out options previously written by them. Sterling Capital Diversified Income Fund may invest in underlying funds that engage in options writing strategies (including cash-secured put writing and covered call writing).

In writing an option, a Fund contracts with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, a Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer).

58

Sterling Capital Funds

Notes to Schedules of Portfolio Investments — (continued)

June 30, 2019 (Unaudited)

Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

59

Sterling Capital Funds

Notes to Schedules of Portfolio Investments — (continued)

June 30, 2019 (Unaudited)

3.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended June 30, 2019 is as follows:

	Shares Held at September 30, 2018	Shares Purchased	Shares Sold	Shares Held at June 30, 2019	Value at June 30, 2019	Dividend Income October 1, 2018-June 30, 2019	Distributions and Net Realized Gain (Loss) October 1, 2018-June 30, 2019	Change in Unrealized Appreciation/ Depreciation October 1, 2018-June 30, 2019
Sterling Capital Strategic Allocation Balanced Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	792,962	117,122	70,047	840,037	$8,190,363	$267,158	$141,473	$(919,325)
Sterling Capital Equity Income Fund, Institutional Shares	217,045	16,216	39,369	193,892	4,048,475	67,098	310,102	(168,867)
Sterling Capital Special Opportunities Fund, Institutional Shares	171,506	13,620	27,359	157,767	4,078,275	818	340,032	(343,328)
Sterling Capital Total Return Bond Fund, Institutional Shares	1,047,448	54,904	173,365	928,987	9,977,325	256,483	(55,612)	585,471
Total Affiliates	2,228,961	201,862	310,140	2,120,683	$26,294,438	$591,557	$735,995	$(846,049)
Sterling Capital Strategic Allocation Growth Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	778,451	109,454	34,601	853,304	$8,319,713	$253,563	$212,196	$(965,561)
Sterling Capital Equity Income Fund, Institutional Shares	201,092	15,729	19,039	197,782	4,129,679	66,769	301,246	(145,173)
Sterling Capital Special Opportunities Fund, Institutional Shares	159,279	16,461	17,656	158,084	4,086,461	777	342,471	(315,808)
Sterling Capital Total Return Bond Fund, Institutional Shares	491,157	27,033	71,811	446,379	4,794,112	123,859	(37,862)	291,171
Total Affiliates	1,629,979	168,677	143,107	1,655,549	$21,329,965	$444,968	$818,051	$(1,135,371)

4.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

5.	Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company as defined in the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the applicable provisions of the Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

60

Sterling Capital Funds

Notes to Schedules of Portfolio Investments — (continued)

June 30, 2019 (Unaudited)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Capital losses originating in taxable years beginning on or before December 22, 2010 are permitted to be carried forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-2010 capital losses”) are carried forward indefinitely. Furthermore, post-2010 capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At September 30, 2018, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

	Amount With No Expiration*
	Short-term Losses	Long-term Losses	Amount	Expires
Sterling Capital Ultra Short Bond Fund	$184,261	$830,198	$—	—
Sterling Capital Short Duration Bond Fund	1,526,578	6,186,114	—	—
Sterling Capital Short Duration Bond Fund	—	—	385,647	2019
Sterling Capital Intermediate U.S. Government Fund	287,649	488,276	—	—
Sterling Capital Intermediate U.S. Government Fund	—	—	37,850	2019
Sterling Capital Total Return Bond Fund	4,836,186	5,960,736	—	—
Sterling Capital Securitized Opportunities Fund	1,402,606	409,309	—	—
Sterling Capital North Carolina Intermediate Tax-Free Fund	1,309,715	—	—	—
Sterling Capital South Carolina Intermediate Tax-Free Fund	600,034	—	—	—
Sterling Capital Virginia Intermediate Tax-Free Fund	400,485	—	—	—
Sterling Capital Diversified Income Fund	1,120,037	—	—	—
Sterling Capital Strategic Allocation Balanced Fund	—	—	3,143,583	2019
Sterling Capital Strategic Allocation Growth Fund	—	—	4,640,596	2019

*	Post-2010 Capital Losses: Must be utilized prior to losses subject to expiration.

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